UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Limited Term Bond

Fund

(A Class of Fidelity Advisor®
Limited Term Bond Fund)

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflect the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Limited Term Bond Fund A	3.78%	4.82%	4.03%

A The initial offering of Fidelity® Limited Term Bond Fund shares took place on November 1, 2013. Returns prior to November 1, 2013, are those of Institutional Class.

Prior to October 30, 2013, the fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Limited Term Bond Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Intermediate Government/Credit Bond Index and the Barclays® U.S. 1-5 Year Government/Credit Bond Index A performed over the same period. See footnote A above for additional information regarding the performance of Fidelity Limited Term Bond Fund.

A Effective October 30, 2013, the fund began comparing its performance to the Barclays U.S. 1-5 Year Government/Credit Bond Index rather than the Barclays U.S. Intermediate Government/Credit Bond Index because the Barclays U.S. 1-5 Year Government/Credit Bond Index conforms more closely to the fund's revised investment policies. The fund also began comparing its performance to the Fidelity Limited Term Composite Index.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Portfolio Manager of Fidelity Limited Term Bond Fund: For the 12 months ending August 31, 2014, the fund's Retail Class shares returned 3.78%, outperforming the 1.94% gain of the Barclays® U.S. 1-5 Year Government/Credit Bond Index and the 3.18% gain of the Fidelity Limited Term Composite IndexSM. Security selection and sector rotation drove performance. Within corporate bonds, we focused heavily this period on financial institutions, where we performed strongly relative to the benchmark. Outside of corporates, we added value by holding commercial mortgage-backed securities, an asset class that the benchmark doesn't own. However, our holdings in government-agency securities underperformed as their prices rose more than we expected. We also held very little sovereign debt this period, another area that detracted somewhat from results; our team didn't have enough conviction to hold very much government debt outside the U.S., due partly to increased geopolitical risks, which included fighting in Ukraine that financially threatened parts of Europe. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,008.10	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,008.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.48%
Actual		$ 1,000.00	$ 1,004.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.53%
Actual		$ 1,000.00	$ 1,004.20	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Fidelity Limited Term Bond Fund	.46%
Actual		$ 1,000.00	$ 1,009.70	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,009.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 13.0%	U.S. Government and U.S. Government Agency Obligations† 10.6%
AAA 14.1%	AAA 10.4%
AA 7.1%	AA 7.6%
A 20.3%	A 23.1%
BBB 36.6%	BBB 39.7%
BB and Below 3.2%	BB and Below 5.3%
Not Rated 0.3%	Not Rated 0.4%
Equities 0.0%*	Equities 0.0%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 2.9%

* Amount represents less than 0.l%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	3.0	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	2.8	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 64.1%		Corporate Bonds 70.1%
	U.S. Government and U.S. Government Agency Obligations 13.0%		U.S. Government and U.S. Government Agency Obligations† 10.6%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 4.6%
	CMOs and Other Mortgage Related Securities 8.0%		CMOs and Other Mortgage Related Securities 9.8%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	16.8%	** Foreign investments	15.8%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 1,220,000	$ 1,229,259
1.3% 7/31/15 (e)	1,260,000	1,268,763
1.375% 8/1/17 (e)	2,000,000	1,998,336
1.45% 8/1/16 (e)	1,461,000	1,474,909
2.375% 8/1/18 (e)	1,000,000	1,021,476
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (e)	1,000,000	998,257
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	620,000	622,045
2.125% 11/20/18 (e)	1,500,000	1,510,349
2.375% 3/22/17 (e)	600,000	618,126
		10,741,520
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,208,526
Household Durables - 0.5%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,005,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,035,000
		4,040,000
Media - 3.2%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,498,645
5.7% 5/15/18	42,000	48,022
COX Communications, Inc.:
5.5% 10/1/15	199,000	208,934
6.25% 6/1/18 (e)	2,000,000	2,283,660
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,776,137
5.875% 10/1/19	5,034,000	5,847,223
Discovery Communications LLC:
3.7% 6/1/15	875,000	895,777
5.05% 6/1/20	322,000	359,746
News America, Inc.:
5.3% 12/15/14	132,000	133,859
6.9% 3/1/19	750,000	896,312
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,809
1.3% 2/23/17	165,000	165,143
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 1,996,000	$ 2,228,378
6.75% 7/1/18	1,141,000	1,340,810
8.25% 4/1/19	500,000	629,015
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,983,588
3.15% 7/15/15	24,000	24,551
5.875% 11/15/16	1,685,000	1,858,956
Viacom, Inc.:
3.5% 4/1/17	455,000	480,572
6.125% 10/5/17	679,000	771,495
		25,708,632
TOTAL CONSUMER DISCRETIONARY		41,698,678
CONSUMER STAPLES - 2.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,518,749
FBG Finance Ltd. 5.125% 6/15/15 (e)	510,000	528,041
Heineken NV 1.4% 10/1/17 (e)	321,000	319,806
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,005,063
SABMiller Holdings, Inc.:
2.2% 8/1/18 (e)	2,310,000	2,341,358
2.45% 1/15/17 (e)	1,280,000	1,318,748
		7,031,765
Food & Staples Retailing - 0.6%
CVS Caremark Corp. 2.25% 12/5/18	376,000	379,842
Kroger Co. 0.7631% 10/17/16 (g)	2,000,000	2,005,062
Walgreen Co. 1.8% 9/15/17	2,267,000	2,282,760
		4,667,664
Food Products - 0.7%
Cargill, Inc. 6% 11/27/17 (e)	106,000	120,110
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,221,749
General Mills, Inc. 5.2% 3/17/15	650,000	666,585
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	623,732
Tyson Foods, Inc. 2.65% 8/15/19	2,000,000	2,027,122
William Wrigley Jr. Co. 2% 10/20/17 (e)	428,000	433,647
		6,092,945
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 518,546
9.7% 11/10/18	454,000	589,102
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,634,569
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,604
6.75% 6/15/17	513,000	583,288
		5,033,109
TOTAL CONSUMER STAPLES		22,825,483
ENERGY - 4.7%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.15% 12/15/16	1,250,000	1,250,689
DCP Midstream LLC 5.35% 3/15/20 (e)	1,738,000	1,920,945
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	893,326
Nabors Industries, Inc. 2.35% 9/15/16	257,000	264,086
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	619,425
Noble Holding International Ltd. 2.5% 3/15/17	262,000	267,870
Petrofac Ltd. 3.4% 10/10/18 (e)	1,000,000	1,035,559
		6,251,900
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	49,404
6.375% 9/15/17	555,000	632,750
Apache Corp. 1.75% 4/15/17	172,000	174,452
BG Energy Capital PLC 2.875% 10/15/16 (e)	620,000	642,726
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	299,202
2.7% 4/1/19	49,000	49,668
Devon Energy Corp.:
0.6806% 12/15/15 (g)	1,500,000	1,505,763
1.2% 12/15/16	543,000	545,131
2.25% 12/15/18	484,000	488,392
Duke Energy Field Services 5.375% 10/15/15 (e)	212,000	220,448
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,309
Enable Midstream Partners LP 2.4% 5/15/19 (e)	174,000	173,436
Enbridge, Inc. 0.6776% 6/2/17 (g)	1,045,000	1,049,272
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	795,532
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 1.25% 8/13/15	$ 480,000	$ 482,974
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	20,000	21,774
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,753,354
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	908,430
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	877,000	877,832
Nexen, Inc. 5.2% 3/10/15	158,000	161,719
Petro-Canada 6.05% 5/15/18	326,000	374,409
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,580,045
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	2,185,914
Petroleos Mexicanos:
3.125% 1/23/19 (e)	77,000	80,034
3.5% 7/18/18	5,000,000	5,225,000
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,316,356
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	387,209
5.75% 1/15/20	962,000	1,114,167
Schlumberger Investment SA 1.25% 8/1/17 (e)	1,000,000	1,000,197
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,545
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	93,275
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,088,611
Total Capital International SA 2.125% 1/10/19	2,000,000	2,020,600
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	429,160
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,280,999
5.375% 6/1/21	600,000	681,969
		31,745,058
TOTAL ENERGY		37,996,958
FINANCIALS - 35.1%
Banks - 18.4%
ABN AMRO Bank NV 2.5% 10/30/18 (e)	2,000,000	2,031,620
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,004,942
1.45% 5/15/18	570,000	564,845
1.875% 10/6/17	620,000	628,603
2.25% 6/13/19	2,000,000	2,011,426
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	946,000	969,650
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
1.5% 10/9/15	$ 500,000	$ 504,609
1.7% 8/25/17	1,428,000	1,429,271
2% 1/11/18	6,200,000	6,227,379
2.6% 1/15/19	5,495,000	5,548,560
2.65% 4/1/19	4,100,000	4,141,767
5.75% 12/1/17	1,150,000	1,289,901
Bank of America NA:
1.25% 2/14/17	600,000	601,060
5.3% 3/15/17	250,000	272,627
Bank of Montreal 2.5% 1/11/17	640,000	660,856
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,008,452
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (e)	590,000	587,644
2.7% 9/9/18 (e)	500,000	515,129
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,321,015
BNP Paribas 2.375% 9/14/17	3,000,000	3,065,388
BPCE SA:
1.625% 2/10/17	450,000	453,005
1.7% 4/25/16	2,000,000	2,022,600
2.5% 7/15/19	2,000,000	1,997,540
Capital One Bank NA:
1.3% 6/5/17	1,000,000	998,805
2.25% 2/13/19	1,000,000	1,002,384
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,103,625
Citigroup, Inc.:
1.3% 4/1/16	1,370,000	1,377,684
1.3% 11/15/16	767,000	769,298
1.55% 8/14/17	2,000,000	1,997,750
1.7% 7/25/16	4,000,000	4,046,652
1.75% 5/1/18	870,000	865,913
2.5% 7/29/19	2,000,000	2,007,956
2.55% 4/8/19	3,000,000	3,029,448
3.953% 6/15/16	1,310,000	1,377,005
6.125% 5/15/18	12,000	13,763
Comerica, Inc. 2.125% 5/23/19	345,000	344,714
Commonwealth Bank of Australia 2.25% 3/13/19	750,000	756,344
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,016,140
Credit Suisse AG 6% 2/15/18	1,680,000	1,897,165
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch 2.3% 5/28/19	$ 3,000,000	$ 3,006,216
Discover Bank 2% 2/21/18	5,920,000	5,940,998
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,072
4.5% 6/1/18	3,024,000	3,290,224
5.45% 1/15/17	291,000	317,776
Fifth Third Bank:
1.45% 2/28/18	580,000	576,312
2.375% 4/25/19	1,000,000	1,008,923
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	719,938
HBOS PLC 6.75% 5/21/18 (e)	509,000	583,233
HSBC Bank PLC 1.5% 5/15/18 (e)	1,570,000	1,555,228
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	544,803
2.625% 9/24/18	262,000	269,664
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,772
Huntington National Bank:
1.3% 11/20/16	327,000	328,314
2.2% 4/1/19	1,000,000	1,000,711
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,292,611
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,509,550
1.625% 5/15/18	4,500,000	4,474,593
2% 8/15/17	1,500,000	1,524,404
2.35% 1/28/19	3,000,000	3,029,034
3.15% 7/5/16	600,000	623,794
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,990,061
KeyBank NA 1.65% 2/1/18	397,000	397,611
KeyCorp. 2.3% 12/13/18	2,000,000	2,018,104
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,109,805
Marshall & Ilsley Bank 5% 1/17/17	778,000	831,754
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (e)	1,940,000	1,932,983
2.45% 4/16/19 (e)	1,400,000	1,410,265
Nordea Bank AB:
0.875% 5/13/16 (e)	860,000	860,775
2.375% 4/4/19 (e)	1,000,000	1,010,932
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,576,602
1.3% 10/3/16	510,000	513,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Bank 7.5% 5/15/18	$ 1,043,000	$ 1,230,725
Regions Financial Corp.:
2% 5/15/18	580,000	577,464
5.75% 6/15/15	589,000	611,771
7.75% 11/10/14	6,000	6,075
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,726,827
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,088,121
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	949,934
2.25% 7/11/19	3,500,000	3,510,661
2.45% 1/10/19	590,000	598,823
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	934,000
2.5% 5/1/19	550,000	555,387
3.5% 1/20/17	1,378,000	1,450,928
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,000,534
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	4,988,940
2.375% 10/19/16	1,230,000	1,270,065
2.625% 9/10/18	1,200,000	1,234,638
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,012,372
Union Bank NA 1.5% 9/26/16	335,000	338,831
Wachovia Bank NA 6% 11/15/17	570,000	648,154
Wachovia Corp. 5.625% 10/15/16	590,000	645,296
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,732
2.15% 1/15/19	2,500,000	2,520,455
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,100,166
		147,506,319
Capital Markets - 4.4%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	5,850,000	5,943,811
2.625% 1/31/19	3,000,000	3,036,408
3.625% 2/7/16	2,000,000	2,076,250
5.95% 1/18/18	1,693,000	1,910,381
6.15% 4/1/18	402,000	458,033
Lazard Group LLC:
4.25% 11/14/20	250,000	263,506
6.85% 6/15/17	669,000	758,582
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,016,942
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 40,000	$ 45,438
6.875% 4/25/18	726,000	846,533
Morgan Stanley:
2.125% 4/25/18	580,000	583,479
2.375% 7/23/19	2,660,000	2,654,289
2.5% 1/24/19	1,750,000	1,770,125
4.75% 3/22/17	2,000,000	2,163,100
5.45% 1/9/17	1,200,000	1,314,323
5.625% 9/23/19	112,000	127,982
5.95% 12/28/17	383,000	433,224
7.3% 5/13/19	603,000	729,669
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,288,265
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,682,828
		35,103,168
Consumer Finance - 5.7%
American Express Co. 1.55% 5/22/18	3,000,000	2,972,781
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,537
2.125% 3/18/19	1,520,000	1,523,713
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	4,997,300
1.5% 9/11/17 (e)	620,000	622,073
2.125% 10/10/18	500,000	507,319
Capital One Financial Corp.:
2.45% 4/24/19	450,000	452,597
3.15% 7/15/16	1,605,000	1,667,937
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,163,642
Discover Financial Services 6.45% 6/12/17	399,000	449,367
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	606,424
2.75% 5/15/15	930,000	944,040
2.875% 10/1/18	2,500,000	2,573,960
3% 6/12/17	4,500,000	4,666,478
General Electric Capital Corp.:
1% 1/8/16	727,000	730,738
1.5% 7/12/16	2,200,000	2,229,550
1.6% 11/20/17	1,860,000	1,871,385
1.625% 4/2/18	2,370,000	2,380,006
2.25% 11/9/15	886,000	903,640
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.3% 1/14/19	$ 3,000,000	$ 3,055,872
2.9% 1/9/17	640,000	666,402
2.95% 5/9/16	255,000	265,068
3.35% 10/17/16	610,000	641,429
6.375% 11/15/67 (g)	1,275,000	1,413,848
Hyundai Capital America:
1.45% 2/6/17 (e)	632,000	632,533
1.625% 10/2/15 (e)	246,000	247,863
2.125% 10/2/17 (e)	224,000	227,050
2.55% 2/6/19 (e)	1,759,000	1,782,279
2.875% 8/9/18 (e)	240,000	247,562
Synchrony Financial 1.875% 8/15/17	173,000	174,355
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,521,508
		45,664,256
Diversified Financial Services - 0.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,197
BP Capital Markets PLC:
2.248% 11/1/16	620,000	637,346
3.2% 3/11/16	610,000	634,139
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,001,796
2.5% 2/13/19	2,250,000	2,284,778
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	354,599
MassMutual Global Funding II 2.35% 4/9/19 (e)	1,000,000	1,011,189
TECO Finance, Inc.:
4% 3/15/16	171,000	179,239
5.15% 3/15/20	252,000	283,733
		6,627,016
Insurance - 2.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	200,000	199,957
American International Group, Inc.:
2.3% 7/16/19	304,000	305,207
5.45% 5/18/17	3,000,000	3,324,438
Aon Corp. 3.5% 9/30/15	1,911,000	1,970,115
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	85,101
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	628,061
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	$ 259,000	$ 268,065
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,019,533
5.375% 3/15/17	18,000	19,767
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	599,000	662,241
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	528,295
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	271,164
5% 6/15/15	175,000	181,337
Metropolitan Life Global Funding I:
1.3% 4/10/17 (e)	1,500,000	1,501,412
1.5% 1/10/18 (e)	1,431,000	1,426,190
2.5% 9/29/15 (e)	750,000	766,216
Pacific LifeCorp 6% 2/10/20 (e)	321,000	368,540
Pricoa Global Funding I:
1.15% 11/25/16 (e)	2,000,000	2,005,466
1.6% 5/29/18 (e)	967,000	959,229
Symetra Financial Corp. 6.125% 4/1/16 (e)	892,000	951,342
Unum Group:
5.625% 9/15/20	737,000	844,162
7.125% 9/30/16	704,000	790,420
		19,076,258
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,291
DDR Corp.:
4.75% 4/15/18	1,290,000	1,397,884
7.5% 4/1/17	389,000	444,920
Duke Realty LP:
5.95% 2/15/17	354,000	390,422
6.75% 3/15/20	35,000	41,675
8.25% 8/15/19	7,000	8,779
Equity One, Inc.:
6% 9/15/17	509,000	565,660
6.25% 1/15/17	74,000	81,598
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,816
6.2% 1/15/17	94,000	104,791
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,026,181
HCP, Inc. 3.75% 2/1/16	272,000	283,036
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc. 6% 1/30/17	$ 750,000	$ 833,128
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	253,288
4.7% 9/15/17	436,000	475,499
HRPT Properties Trust:
5.75% 11/1/15	211,000	216,664
6.25% 6/15/17	186,000	199,121
6.65% 1/15/18	95,000	105,345
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,025,517
2.2% 2/1/19	462,000	467,459
2.8% 1/30/17	142,000	147,626
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	463,308
		10,739,008
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	208,000	208,060
3.85% 4/15/16	1,000,000	1,045,418
4.25% 7/15/22	277,000	288,091
6.125% 4/15/20	6,000	6,937
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	55,248
5.7% 5/1/17	369,000	403,833
6% 4/1/16	124,000	132,722
ERP Operating LP:
2.375% 7/1/19	391,000	393,125
5.375% 8/1/16	240,000	260,487
5.75% 6/15/17	1,003,000	1,122,912
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,252,217
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,132,020
5.125% 3/2/15	170,000	173,642
5.5% 12/15/16	2,260,000	2,460,528
6.625% 10/1/17	1,082,000	1,232,445
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	443,556
4.5% 4/18/22	185,000	187,920
7.75% 8/15/19	1,064,000	1,277,214
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	405,000	435,439
Reckson Operating Partnership LP 6% 3/31/16	152,000	162,495
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 522,000	$ 543,369
5.875% 6/15/17	244,000	271,557
Tanger Properties LP:
6.125% 6/1/20	606,000	706,099
6.15% 11/15/15	615,000	654,230
Ventas Realty LP:
1.25% 4/17/17	263,000	262,633
1.55% 9/26/16	346,000	349,693
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	395,709
		16,857,599
TOTAL FINANCIALS		281,573,624
HEALTH CARE - 2.1%
Biotechnology - 0.3%
Amgen, Inc.:
1.25% 5/22/17	1,500,000	1,499,627
5.85% 6/1/17	446,000	498,830
Celgene Corp. 2.45% 10/15/15	56,000	57,019
		2,055,476
Health Care Providers & Services - 1.3%
Aetna, Inc. 1.5% 11/15/17	77,000	77,247
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	293,810
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,495,998
2.25% 6/15/19	1,000,000	995,113
Express Scripts, Inc. 3.125% 5/15/16	555,000	576,176
McKesson Corp. 2.284% 3/15/19	686,000	686,314
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,132,594
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,129,015
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,395
2.25% 8/15/19	2,950,000	2,935,831
		10,649,493
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 136,000	$ 136,115
2.4% 2/1/19	86,000	86,887
		223,002
Pharmaceuticals - 0.5%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,067,420
Actavis Funding SCS 2.45% 6/15/19 (e)	352,000	350,840
Mylan, Inc. 1.35% 11/29/16	160,000	160,191
Perrigo Co. PLC 1.3% 11/8/16 (e)	200,000	199,771
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,019,051
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,881
Zoetis, Inc. 1.875% 2/1/18	596,000	596,116
		3,604,270
TOTAL HEALTH CARE		16,532,241
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,487,733
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	218,552	232,758
6.795% 2/2/20	9,535	10,047
6.9% 7/2/19	84,222	90,117
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	210,528
8.36% 1/20/19	146,456	162,567
		706,017
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6% 10/15/17	442,000	501,209
Roper Industries, Inc. 2.05% 10/1/18	840,000	838,909
		1,340,118
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	$ 500,000	$ 505,000
4.75% 3/1/20	605,000	644,325
		1,149,325
TOTAL INDUSTRIALS		5,683,193
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,510,382
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,016,170
2.375% 12/17/18	99,000	99,893
6.55% 10/1/17	1,135,000	1,300,217
		4,416,280
IT Services - 0.6%
MasterCard, Inc. 2% 4/1/19	289,000	289,209
The Western Union Co.:
2.375% 12/10/15	277,000	281,814
2.875% 12/10/17	773,000	798,634
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,628,263
2.95% 3/15/17	1,057,000	1,099,626
		5,097,546
Software - 0.2%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,558,466
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1% 5/3/18	1,730,000	1,696,033
2.85% 5/6/21	850,000	865,436
		2,561,469
TOTAL INFORMATION TECHNOLOGY		15,144,143
MATERIALS - 2.3%
Chemicals - 0.5%
Ecolab, Inc. 1.45% 12/8/17	335,000	334,635
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co. 2.125% 7/15/19	$ 3,000,000	$ 3,002,952
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,726
		3,956,313
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	350,137
Metals & Mining - 1.7%
Anglo American Capital PLC:
1.1836% 4/15/16 (e)(g)	1,624,000	1,633,634
4.125% 4/15/21 (e)	620,000	640,068
9.375% 4/8/19 (e)	630,000	805,095
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	630,000	659,556
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	4,000,000	4,054,536
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,471,234
Teck Resources Ltd. 3% 3/1/19	3,000,000	3,062,937
Vale Overseas Ltd. 6.25% 1/23/17	403,000	448,640
		13,775,700
TOTAL MATERIALS		18,082,150
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,618,754
2.375% 11/27/18	2,000,000	2,037,332
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	999,809
1.625% 6/28/16	3,314,000	3,351,461
2.35% 2/14/19	1,296,000	1,309,494
CenturyLink, Inc. 6.15% 9/15/19	592,000	646,760
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (e)	923,000	955,147
5.75% 3/23/16	2,000,000	2,148,410
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,302,383
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	613,812
1.35% 6/9/17	750,000	750,115
2% 11/1/16	1,279,000	1,303,883
2.5% 9/15/16	1,500,000	1,546,484
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
2.625% 2/21/20 (e)	$ 2,913,000	$ 2,921,622
3% 4/1/16	621,000	642,186
		22,147,652
Wireless Telecommunication Services - 1.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,710,298
3.625% 3/30/15	600,000	609,708
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,601,149
1.625% 3/20/17	5,400,000	5,433,745
		11,354,900
TOTAL TELECOMMUNICATION SERVICES		33,502,552
UTILITIES - 3.9%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	585,538
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	830,047
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,679
Duke Energy Corp.:
0.6118% 4/3/17 (g)	894,000	896,520
1.625% 8/15/17	304,000	306,106
2.1% 6/15/18	395,000	398,394
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	48,000	56,803
Edison International 3.75% 9/15/17	431,000	458,397
Exelon Corp. 4.9% 6/15/15	3,180,000	3,285,904
FirstEnergy Corp.:
2.75% 3/15/18	3,092,000	3,127,023
4.25% 3/15/23	600,000	604,993
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	728,047
Hydro-Quebec 2% 6/30/16	2,500,000	2,558,938
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	485,249
3.75% 11/15/20	2,000	2,105
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,821,315
6.5% 8/1/18	273,000	320,947
Northeast Utilities 1.45% 5/1/18	153,000	151,523
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 115,000	$ 129,413
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	464,610
		17,401,551
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,096,000	1,226,928
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,905,061
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,118
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,211,394
2.5341% 9/30/66 (g)	651,000	601,437
7.5% 6/30/66 (g)	567,000	613,494
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	994,339
2% 11/15/18	544,000	544,577
National Grid PLC 6.3% 8/1/16	248,000	272,755
NiSource Finance Corp.:
3.85% 2/15/23	700,000	725,779
5.25% 9/15/17	402,000	445,687
5.45% 9/15/20	43,000	48,946
6.4% 3/15/18	230,000	264,982
PG&E Corp. 2.4% 3/1/19	74,000	74,714
Puget Energy, Inc. 6.5% 12/15/20	253,000	302,623
Sempra Energy 2.3% 4/1/17	1,435,000	1,470,373
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	471,593
		10,113,811
TOTAL UTILITIES		31,647,351
TOTAL NONCONVERTIBLE BONDS (Cost $493,838,931)		504,686,373
U.S. Government and Government Agency Obligations - 11.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.8%
Freddie Mac:
0.875% 10/14/16	$ 2,993,000	$ 3,005,382
1% 9/29/17	3,158,000	3,148,684
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,154,066
U.S. Treasury Obligations - 10.7%
U.S. Treasury Notes:
0.5% 7/31/16 (d)	16,697,000	16,704,831
0.5% 7/31/17	31,000,000	30,602,823
0.625% 12/15/16 (f)	22,044,000	22,028,503
0.75% 1/15/17	11,748,000	11,762,685
1.625% 6/30/19	5,000,000	5,004,295
TOTAL U.S. TREASURY OBLIGATIONS		86,103,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $92,166,361)		92,257,203
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.7%
2.319% 11/1/36 (g)	199,153	212,739
2.364% 12/1/33 (g)	821,537	873,444
2.371% 7/1/35 (g)	100,607	107,058
2.481% 4/1/35 (g)	490,851	526,431
2.542% 6/1/42 (g)	79,305	81,711
2.691% 2/1/42 (g)	732,629	759,771
2.771% 1/1/42 (g)	662,258	688,214
2.949% 11/1/40 (g)	45,665	47,883
2.982% 9/1/41 (g)	51,760	54,112
3.083% 10/1/41 (g)	32,026	33,390
3.202% 1/1/40 (g)	208,422	217,701
3.23% 7/1/41 (g)	87,467	92,069
3.326% 10/1/41 (g)	42,581	44,637
3.488% 3/1/40 (g)	128,396	134,317
3.553% 7/1/41 (g)	88,672	93,776
3.603% 3/1/40 (g)	203,454	217,408
3.607% 12/1/39 (g)	58,945	63,192
4.5% 3/1/35	50,126	54,488
6% 5/1/16 to 4/1/17	57,157	59,367
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 12/1/14 to 8/1/36	$ 770,525	$ 876,322
7% 9/1/18 to 6/1/33	428,928	500,576
7.5% 8/1/17 to 3/1/28	142,330	167,379
8.5% 5/1/21 to 9/1/25	11,631	13,641
9.5% 2/1/25	768	868
10.5% 8/1/20	7,420	8,449
12.5% 4/1/15	392	396
TOTAL FANNIE MAE		5,929,339
Freddie Mac - 0.3%
3.237% 4/1/41 (g)	52,981	55,634
3.237% 9/1/41 (g)	52,467	55,201
3.28% 6/1/41 (g)	70,940	74,520
3.469% 5/1/41 (g)	59,661	63,002
3.559% 4/1/40 (g)	148,625	158,769
3.59% 2/1/40 (g)	236,585	248,773
3.62% 4/1/40 (g)	115,797	121,997
3.637% 6/1/41 (g)	95,520	100,948
3.677% 5/1/41 (g)	73,665	77,626
4.5% 8/1/18	369,007	389,145
5% 3/1/19	653,652	692,604
8.5% 9/1/24 to 8/1/27	34,298	41,315
TOTAL FREDDIE MAC		2,079,534
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	99,260	116,105
7.5% 2/15/28 to 10/15/28	3,737	4,445
8% 6/15/24	90	105
8.5% 10/15/21	28,494	32,993
11% 7/20/19 to 8/20/19	1,780	2,045
TOTAL GINNIE MAE		155,693
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,885,522)		8,164,566
Asset-Backed Securities - 8.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (g)	$ 56,669	$ 49,253
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (g)	40,818	40,587
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,846
Series 2012-5 Class A, 1.54% 9/15/19	9,977,000	9,952,147
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,420,781
Series 2014-4 Class A2, 1.43% 6/17/19	3,000,000	2,997,615
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	906,560
AmeriCredit Auto Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	714,511
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,300,016
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (g)	6,551	6,003
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	10,238	6,577
Series 2005-R2 Class M1, 0.605% 4/25/35 (g)	45,420	45,326
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	4,092	3,886
Series 2004-W11 Class M2, 1.205% 11/25/34 (g)	63,962	61,472
Series 2004-W7 Class M1, 0.98% 5/25/34 (g)	185,706	179,877
Series 2006-W4 Class A2C, 0.315% 5/25/36 (g)	136,510	47,791
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (g)	161,302	148,093
Series 2006-HE2 Class M1, 0.525% 3/25/36 (g)	3,657	384
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.28% 2/25/35 (g)	413,777	385,481
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,001,914
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,812
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,361,921
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (g)	205,465	139,297
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	4,238,000	4,252,197
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,394,031
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (g)	9,741	8,598
Series 2004-3 Class M4, 1.61% 4/25/34 (g)	9,018	6,463
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.95% 6/25/34 (g)	$ 17,983	$ 16,978
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (e)	1,000,000	1,000,228
Series 2014-2 Class A2, 1.05% 3/20/20 (e)	2,700,000	2,701,485
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (g)	4,436	4,132
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (g)	33,155	29,364
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	3,310,000	3,371,066
Series 2012-5 Class A, 1.49% 9/15/19	3,055,000	3,052,889
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,321,650
Series 2014-1 Class A1, 1.2% 2/15/19	3,000,000	2,996,232
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,979,228
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (g)	81,136	67,116
Class M4, 1.175% 1/25/35 (g)	39,567	22,228
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(g)	217,586	185,834
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(g)	5,942	5,741
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(g)	146,900	139,610
Class B, 0.435% 11/15/34 (e)(g)	53,300	49,037
Class C, 0.535% 11/15/34 (e)(g)	87,966	76,755
Class D, 0.905% 11/15/34 (e)(g)	33,367	28,654
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	54,683	2,625
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (g)	36,983	35,122
Series 2003-3 Class M1, 1.445% 8/25/33 (g)	43,578	42,154
Series 2003-5 Class A2, 0.855% 12/25/33 (g)	2,817	2,650
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (g)	141,116	87,783
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (e)	1,200,000	1,199,569
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (g)	25,000	4,298
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	116,004	114,818
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (g)	21,552	21,445
Series 2006-A Class 2C, 1.3839% 3/27/42 (g)	392,000	65,328
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (g)	$ 52,769	$ 524
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	1,750,000	1,752,917
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (g)	16,412	12,991
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (g)	61,206	56,023
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	66,712	60,042
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (g)	214,571	204,886
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (g)	4,895	4,533
Series 2004-NC8 Class M6, 2.03% 9/25/34 (g)	64,249	54,420
Series 2005-NC1 Class M1, 0.815% 1/25/35 (g)	45,536	43,234
Series 2005-NC2 Class B1, 1.91% 3/25/35 (g)	27,794	912
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (g)	162,650	150,835
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (g)	60,741	54,397
Class M4, 2.33% 9/25/34 (g)	77,891	47,770
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (g)	126,217	110,870
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (g)	582	547
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	285,841
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,502,725
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (g)	107,485	98,315
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (g)	103,845	100,101
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (g)	5,489	4,483
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (g)	2,472	2,222
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(g)	316,998	142,649
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (e)	3,104,000	3,100,024
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(g)	203,978	205,953
TOTAL ASSET-BACKED SECURITIES (Cost $63,238,985)		64,521,672
Collateralized Mortgage Obligations - 1.3%
	Principal Amount	Value
Private Sponsor - 0.8%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (e)(g)	$ 808,823	$ 833,549
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (g)	25,291	24,833
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (e)(g)	791,023	784,537
Class C2, 1.3555% 12/20/54 (e)(g)	578,000	567,307
Series 2006-2 Class C1, 1.0955% 12/20/54 (g)	463,000	449,573
Series 2006-3 Class C2, 1.1555% 12/20/54 (g)	128,000	124,723
Series 2006-4:
Class B1, 0.3355% 12/20/54 (g)	521,000	505,214
Class C1, 0.9155% 12/20/54 (g)	319,000	306,400
Class M1, 0.4955% 12/20/54 (g)	137,000	132,493
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (g)	258,000	244,997
Class 1M1, 0.4555% 12/20/54 (g)	172,000	166,857
Class 2C1, 1.0155% 12/20/54 (g)	117,000	113,549
Class 2M1, 0.6555% 12/20/54 (g)	222,000	216,783
Series 2007-2 Class 2C1, 1.015% 12/17/54 (g)	308,000	298,914
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (g)	144,427	144,230
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6836% 1/20/44 (g)	36,767	38,857
Series 2004-1 Class 2A1, 0.551% 3/20/44 (g)	702,332	699,959
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (g)	43,377	36,109
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (g)	87,560	79,400
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (e)(g)	63,122	57,861
Class B6, 3.007% 6/10/35 (e)(g)	105,010	97,522
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	3,030	2,920
TOTAL PRIVATE SPONSOR		5,926,587
U.S. Government Agency - 0.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	559,813	594,191
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 13,170	$ 13,786
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	5,795	5,815
Series 2010-123 Class DL, 3.5% 11/25/25	159,121	164,788
Series 2010-143 Class B, 3.5% 12/25/25	268,107	279,149
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	42,186	43,914
Series 2363 Class PF, 6% 9/15/16	48,347	50,112
Series 3820 Class DA, 4% 11/15/35	390,253	416,931
Series 4176 Class BA, 3% 2/15/33	538,435	556,696
Series 3777 Class AC, 3.5% 12/15/25	727,691	769,262
Series 3949 Class MK, 4.5% 10/15/34	331,292	358,262
Series 4181 Class LA, 3% 3/15/37	765,179	789,471
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	93,857	95,247
TOTAL U.S. GOVERNMENT AGENCY		4,137,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,227,988)		10,064,211
Commercial Mortgage Securities - 7.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (e)	660,561	685,451
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (g)(i)	69,217	1,523
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (g)	60,397	61,315
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	440,220
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	851,691	917,574
Series 2006-6 Class E, 5.619% 10/10/45 (e)	125,000	15,853
Series 2007-3 Class A3, 5.5647% 6/10/49 (g)	259,457	259,092
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(g)	4,534	4,090
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(g)	$ 104,844	$ 92,016
Class B1, 1.555% 1/25/36 (e)(g)	4,880	882
Class M1, 0.605% 1/25/36 (e)(g)	33,821	19,892
Class M2, 0.625% 1/25/36 (e)(g)	10,146	5,734
Class M3, 0.655% 1/25/36 (e)(g)	14,818	7,966
Class M4, 0.765% 1/25/36 (e)(g)	8,195	4,272
Class M5, 0.805% 1/25/36 (e)(g)	8,195	3,250
Class M6, 0.855% 1/25/36 (e)(g)	8,704	2,672
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(g)	6,852	1,043
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(g)	73,027	53,260
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(g)	74,757	64,887
Class A2, 0.475% 7/25/37 (e)(g)	69,891	50,851
Class M1, 0.525% 7/25/37 (e)(g)	24,543	7,345
Class M2, 0.565% 7/25/37 (e)(g)	13,259	1,716
Class M3, 0.645% 7/25/37 (e)(g)	13,376	950
Class M4, 0.805% 7/25/37 (e)(g)	484	10
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(g)	64,949	47,171
Class M1, 0.465% 7/25/37 (e)(g)	14,408	9,259
Class M2, 0.495% 7/25/37 (e)(g)	15,458	8,823
Class M3, 0.525% 7/25/37 (e)(g)	23,847	8,915
Class M4, 0.655% 7/25/37 (e)(g)	37,732	8,177
Class M5, 0.755% 7/25/37 (e)(g)	18,699	3,035
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(g)	29,534	6,072
Class M2, 1.202% 9/25/37 (e)(g)	24,093	2,051
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	666,168	27,585
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(g)	23,054	23,084
Class J, 0.855% 3/15/22 (e)(g)	76,569	75,100
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	787,259	845,967
Series 2006-PW14 Class A1A, 5.189% 12/11/38	415,735	448,234
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (g)	838,625	888,384
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (g)	676,098	723,125
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (e)(g)(i)	$ 10,961,909	$ 52,244
Series 2007-T28 Class X2, 0.1374% 9/11/42 (e)(g)(i)	6,730,010	13,426
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(g)	52,903	51,437
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	871,849	955,837
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(g)(i)	454,454	2,671
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,252,298
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	140,236	142,318
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (g)	1,316,227	1,382,439
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	233,010
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.053% 6/11/27 (e)(g)	1,500,000	1,502,078
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,169,528
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	910,523
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	815,255
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,004,884
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(g)	14,378	14,396
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (g)	1,137,803	1,211,820
Series 2006-C8:
Class A1A, 5.292% 12/10/46	787,987	851,233
Class A4, 5.306% 12/10/46	790,000	847,946
Series 2004-LB4A Class A5, 4.84% 10/15/37	674,909	675,850
Series 2006-C7 Class A4, 5.7523% 6/10/46 (g)	206,430	219,744
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	468,873
Series 2007-C3 Class A4, 5.7022% 6/15/39 (g)	79,017	85,060
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(g)	771,000	755,752
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (g)(i)	$ 9,070	$ 14
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(g)(i)	824	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(g)	6,258	6,257
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	330,000	41,274
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (e)(g)	810,000	811,098
Class B, 1.45% 4/15/27 (e)(g)	711,000	710,318
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (e)(g)	478,564	478,564
Class A2FL, 0.856% 12/5/31 (e)(g)	630,000	629,809
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,224,919
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(g)(i)	19,208	2
Series 2006-C1 Class A1A, 5.279% 3/10/44 (g)	481,529	506,763
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,179,339
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (e)(g)(i)	3,053,177	76
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (g)	428,762	450,559
Class A4, 5.553% 4/10/38 (g)	465,000	485,832
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	150,000	151,380
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (e)(g)	487,000	487,040
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	468,139	503,706
Class A4, 5.56% 11/10/39 (g)	399,000	428,283
Series 2012-GC6 Class A1, 1.282% 1/10/45	105,812	106,318
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (e)(g)	486,000	486,137
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	110,000	112,099
Class DFX, 4.4065% 11/5/30 (e)	1,039,000	1,063,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(g)	$ 19,001	$ 18,807
Class F, 0.485% 11/15/18 (e)(g)	44,014	42,789
Class G, 0.515% 11/15/18 (e)(g)	38,259	36,239
Class H, 0.655% 11/15/18 (e)(g)	29,463	27,657
Series 2014-BXH Class A, 1.056% 4/15/27 (e)(g)	1,100,000	1,100,730
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	10,439	10,424
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,494	453,727
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (g)	19,416	19,453
Class A4, 5.805% 6/15/49 (g)	29,781	32,383
Series 2007-LDPX Class A3, 5.42% 1/15/49	562,428	608,776
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (g)	1,010,849	1,084,963
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	626,092	632,020
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	250,105
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	114,966
Series 2007-C1 Class A4, 5.424% 2/15/40	27,669	29,977
Series 2007-C2 Class A3, 5.43% 2/15/40	85,174	92,749
Series 2006-C6 Class A1A, 5.342% 9/15/39 (g)	926,857	996,895
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,254,971	1,395,760
Class XCP, 0.2789% 9/15/45 (g)(i)	12,171,718	8,751
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (g)	231,745	240,996
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(g)	188,000	178,952
Series 2006-C2 Class A1A, 5.739% 8/12/43 (g)	729,272	784,303
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (g)	10,758	10,756
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	72,142	74,156
Series 2007-5 Class A4, 5.378% 8/12/48	8,784	9,407
Series 2006-4 Class XP, 0.6181% 12/12/49 (g)(i)	2,681,000	4,678
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	66,685
Series 2007-7 Class B, 5.7432% 6/12/50 (g)	19,000	756
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	817,000	841,150
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	$ 40,774	$ 36,697
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(g)	205,727	205,623
Class C, 0.315% 10/15/20 (e)(g)	124,000	123,529
Class D, 0.345% 10/15/20 (e)(g)	76,067	75,486
Class E, 0.405% 10/15/20 (e)(g)	95,138	94,076
Class F, 0.455% 10/15/20 (e)(g)	57,094	56,171
Class G, 0.495% 10/15/20 (e)(g)	70,577	68,731
Class H, 0.585% 10/15/20 (e)(g)	44,426	41,042
Class J, 0.735% 10/15/20 (e)(g)	25,649	21,131
sequential payer Series 2007-IQ13 Class A1A, 5.31% 3/15/44	360,303	391,784
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	708,993	754,837
Series 2006-IQ11 Class A1A, 5.6454% 10/15/42 (g)	857,704	909,389
Series 2006-T23 Class A3, 5.8054% 8/12/41 (g)	94,806	94,789
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (g)	948,205	1,045,597
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	51,397	54,322
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (e)(g)	518,000	519,514
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,973
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(g)	101,431	99,438
Class J, 0.755% 9/15/21 (e)(g)	45,086	43,298
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (e)(g)	526,588	505,910
Class LXR1, 0.855% 6/15/20 (e)(g)	26,291	25,758
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,372,727	1,486,604
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	249,768
Series 2007-C32 Class A3, 5.7453% 6/15/49 (g)	367,000	400,187
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (g)	2,670,000	2,895,743
Class A5, 5.9414% 2/15/51 (g)	143,000	157,775
Series 2005-C22 Class F, 5.3703% 12/15/44 (e)(g)	360,000	98,562
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	873,986	919,424
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	766,796	811,619
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class A1A, 5.7146% 5/15/43 (g)	$ 771,351	$ 822,886
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	837,182	898,663
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (g)	445,387	479,947
Class A3, 5.765% 7/15/45 (g)	813,731	860,114
Series 2007-C31 Class C, 5.6724% 4/15/47 (g)	59,000	56,868
Series 2007-C31A Class A2, 5.421% 4/15/47	76,786	76,814
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,303,433
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,985,949)		57,692,504
Municipal Securities - 0.3%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,761,590
Series 2013, 2.69% 12/1/17	500,000	506,520
TOTAL MUNICIPAL SECURITIES (Cost $2,259,960)		2,268,110
Foreign Government and Government Agency Obligations - 1.0%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	520,000	534,560
6.369% 6/16/18 (e)	962,000	1,072,341
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,210,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,358,422
Ontario Province 1% 7/22/16	3,000,000	3,019,449
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,079,728)		8,194,772
Bank Notes - 0.1%

Union Bank NA 2.125% 6/16/17 (Cost $697,893)	700,000	712,853
Fixed-Income Funds - 1.4%
	Shares	Value
Fidelity Specialized High Income Central Fund (h) (Cost $10,792,100)	104,564	$ 11,259,497
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $39,704,227)	39,704,227	39,704,227
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $15,313,000)	$ 15,313,100	15,313,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $797,190,644)		814,838,988
NET OTHER ASSETS (LIABILITIES) (j) - (1.6)%		(12,492,809)
NET ASSETS - 100%		$ 802,346,179
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 67,348	$ (31,225)	$ -	$ (31,225)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,158,034 or 11.2% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,915.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Includes cash collateral of $500 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,313,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 13,234,083
HSBC Securities (USA), Inc.	2,078,917
$ 15,313,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,459
Fidelity Specialized High Income Central Fund	521,295
Total	$ 541,754
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,524,562	$ -	$ 11,259,497	2.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 504,686,373	$ -	$ 504,686,373	$ -
U.S. Government and Government Agency Obligations	92,257,203	-	92,257,203	-
U.S. Government Agency - Mortgage Securities	8,164,566	-	8,164,566	-
Asset-Backed Securities	64,521,672	-	64,378,111	143,561
Collateralized Mortgage Obligations	10,064,211	-	9,908,828	155,383
Commercial Mortgage Securities	57,692,504	-	57,634,676	57,828
Municipal Securities	2,268,110	-	2,268,110	-
Foreign Government and Government Agency Obligations	8,194,772	-	8,194,772	-
Bank Notes	712,853	-	712,853	-
Fixed-Income Funds	11,259,497	11,259,497	-	-
Money Market Funds	39,704,227	39,704,227	-	-
Cash Equivalents	15,313,000	-	15,313,000	-
Total Investments in Securities:	$ 814,838,988	$ 50,963,724	$ 763,518,492	$ 356,772
Derivative Instruments:
Liabilities
Swaps	$ (31,225)	$ -	$ (31,225)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (31,225)
Total Value of Derivatives	$ -	$ (31,225)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.2%
United Kingdom	4.2%
Canada	3.5%
Netherlands	1.5%
France	1.4%
Japan	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $15,313,000) - See accompanying schedule: Unaffiliated issuers (cost $746,694,317)	$ 763,875,264
Fidelity Central Funds (cost $50,496,327)	50,963,724
Total Investments (cost $797,190,644)		$ 814,838,988
Cash		543
Receivable for investments sold		54,606
Receivable for swaps		267
Receivable for fund shares sold		6,874,562
Interest receivable		4,288,397
Distributions receivable from Fidelity Central Funds		3,670
Other receivables		81,039
Total assets		826,142,072

Liabilities
Payable for investments purchased	$ 7,223,416
Payable for fund shares redeemed	584,120
Distributions payable	94,316
Bi-lateral OTC swaps, at value	31,225
Accrued management fee	196,383
Distribution and service plan fees payable	138,757
Other affiliated payables	119,038
Other payables and accrued expenses	95,138
Collateral on securities loaned, at value	15,313,500
Total liabilities		23,795,893

Net Assets		$ 802,346,179
Net Assets consist of:
Paid in capital		$ 809,802,326
Undistributed net investment income		1,783,383
Accumulated undistributed net realized gain (loss) on investments		(26,856,649)
Net unrealized appreciation (depreciation) on investments		17,617,119
Net Assets		$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,800,421 ÷ 18,727,729 shares)	$ 11.52

Maximum offering price per share (100/97.25 of $11.52)	$ 11.85
Class T: Net Asset Value and redemption price per share ($198,509,757 ÷ 17,216,828 shares)	$ 11.53

Maximum offering price per share (100/97.25 of $11.53)	$ 11.86
Class B: Net Asset Value and offering price per share ($1,506,968 ÷ 130,939 shares)A	$ 11.51

Class C: Net Asset Value and offering price per share ($64,332,603 ÷ 5,595,705 shares)A	$ 11.50

Fidelity Limited Term Bond Fund: Net Asset Value, offering price and redemption price per share ($147,628,793 ÷ 12,779,480 shares)	$ 11.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($174,567,637 ÷ 15,108,320 shares)	$ 11.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 14,972,794
Income from Fidelity Central Funds		541,754
Total income		15,514,548

Expenses
Management fee	$ 1,721,578
Transfer agent fees	936,420
Distribution and service plan fees	1,471,416
Accounting and security lending fees	33,253
Fund wide operations fee	180,753
Custodian fees and expenses	3,423
Independent trustees' compensation	2,340
Registration fees	36,548
Audit	15,175
Legal	702
Miscellaneous	3,211
Total expenses before reductions	4,404,819
Expense reductions	(153)	4,404,666
Net investment income (loss)		11,109,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,595,123
Swaps	3,188
Total net realized gain (loss)		2,598,311
Change in net unrealized appreciation (depreciation) on: Investment securities	4,286,220
Swaps	15,198
Total change in net unrealized appreciation (depreciation)		4,301,418
Net gain (loss)		6,899,729
Net increase (decrease) in net assets resulting from operations		$ 18,009,611

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,109,882	$ 12,031,929
Net realized gain (loss)	2,598,311	2,489,218
Change in net unrealized appreciation (depreciation)	4,301,418	(20,810,754)
Net increase (decrease) in net assets resulting from operations	18,009,611	(6,289,607)
Distributions to shareholders from net investment income	(9,623,279)	(10,838,601)
Share transactions - net increase (decrease)	286,934,566	(105,901,504)
Total increase (decrease) in net assets	295,320,898	(123,029,712)

Net Assets
Beginning of period	507,025,281	630,054,993
End of period (including undistributed net investment income of $1,783,383 and undistributed net investment income of $2,214,581, respectively)	$ 802,346,179	$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.232	.243	.289	.344	.416
Net realized and unrealized gain (loss)	.160	(.384)	.215	.163	.793
Total from investment operations	.392	(.141)	.504	.507	1.209
Distributions from net investment income	(.202)	(.219)	(.264)	(.322)	(.372)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.202)	(.219)	(.264)	(.337)	(.409)
Net asset value, end of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Total ReturnA, B	3.48%	(1.24)%	4.46%	4.59%	11.77%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.82%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.83%	.85%
Expenses net of all reductions	.79%	.82%	.83%	.83%	.85%
Net investment income (loss)	2.02%	2.09%	2.52%	3.06%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,800	$ 155,980	$ 192,761	$ 187,442	$ 211,123
Portfolio turnover rateE	94%	112%	129%	108%G	107% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.234	.246	.292	.348	.420
Net realized and unrealized gain (loss)	.161	(.384)	.225	.153	.803
Total from investment operations	.395	(.138)	.517	.501	1.223
Distributions from net investment income	(.205)	(.222)	(.267)	(.326)	(.376)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.205)	(.222)	(.267)	(.341)	(.413)
Net asset value, end of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Total ReturnA, B	3.50%	(1.21)%	4.57%	4.53%	11.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%	.80%	.80%	.80%	.81%
Net investment income (loss)	2.04%	2.11%	2.54%	3.09%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,510	$ 210,150	$ 265,426	$ 274,215	$ 314,110
Portfolio turnover rateE	94%	112%	129%	108%G	107%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.149	.159	.206	.264	.339
Net realized and unrealized gain (loss)	.161	(.384)	.225	.154	.794
Total from investment operations	.310	(.225)	.431	.418	1.133
Distributions from net investment income	(.120)	(.135)	(.181)	(.243)	(.296)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.120)	(.135)	(.181)	(.258)	(.333)
Net asset value, end of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Total ReturnA, B	2.75%	(1.95)%	3.81%	3.77%	11.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.51%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	1.30%	1.36%	1.79%	2.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507	$ 2,956	$ 5,209	$ 7,018	$ 10,941
Portfolio turnover rateE	94%	112%	129%	108%G	107% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Income from Investment Operations
Net investment income (loss) C	.143	.155	.204	.262	.338
Net realized and unrealized gain (loss)	.162	(.384)	.225	.154	.794
Total from investment operations	.305	(.229)	.429	.416	1.132
Distributions from net investment income	(.115)	(.131)	(.179)	(.241)	(.295)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.115)	(.131)	(.179)	(.256)	(.332)
Net asset value, end of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Total ReturnA, B	2.70%	(1.98)%	3.79%	3.76%	11.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of fee waivers, if any	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of all reductions	1.56%	1.58%	1.57%	1.56%	1.56%
Net investment income (loss)	1.25%	1.34%	1.78%	2.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,333	$ 53,096	$ 65,425	$ 63,435	$ 80,043
Portfolio turnover rateE	94%	112%	129%	108%G	107%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Limited Term Bond Fund

Year ended August 31,	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.209
Net realized and unrealized gain (loss)	.038
Total from investment operations	.247
Distributions from net investment income	(.197)
Net asset value, end of period	$ 11.55
Total ReturnB, C	2.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%A
Expenses net of fee waivers, if any	.46%A
Expenses net of all reductions	.46%A
Net investment income (loss)	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,629
Portfolio turnover rateF	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Income from Investment Operations
Net investment income (loss) B	.262	.273	.319	.373	.447
Net realized and unrealized gain (loss)	.161	(.385)	.213	.163	.802
Total from investment operations	.423	(.112)	.532	.536	1.249
Distributions from net investment income	(.233)	(.248)	(.292)	(.351)	(.402)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.233)	(.248)	(.292)	(.366)	(.439)
Net asset value, end of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Total ReturnA	3.74%	(.99)%	4.71%	4.85%	12.15%
Ratios to Average Net Assets C, E
Expenses before reductions	.53%	.57%	.58%	.58%	.57%
Expenses net of fee waivers, if any	.53%	.57%	.58%	.58%	.57%
Expenses net of all reductions	.53%	.57%	.58%	.58%	.57%
Net investment income (loss)	2.28%	2.34%	2.77%	3.32%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,568	$ 84,843	$ 101,234	$ 89,583	$ 95,061
Portfolio turnover rateD	94%	112%	129%	108%F	107%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Limited Term Bond shares on November 1, 2013. The Fund offers Class A, Class T, Class C, Limited Term Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,023,029
Gross unrealized depreciation	(1,853,024)
Net unrealized appreciation (depreciation) on securities	$ 13,170,005

Tax Cost	$ 801,668,983

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (19,656,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,138,746

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (896,674)
2018	(18,759,952)
Total capital loss carryforward	$ (19,656,626)

The Fund intends to elect to defer to its next fiscal year $29,971 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 9,623,279	$ 10,838,601

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,188	$ 15,198

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $463,091,227 and $158,876,520, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 413,860	$ 19,876
Class T	-%	.25%	498,486	3,590
Class B	.65%	.25%	19,263	13,925
Class C	.75%	.25%	539,807	67,115
			$ 1,471,416	$ 104,506

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,828
Class T	7,409
Class B*	1,659
Class C*	5,684
$ 33,580

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Limited Term Bond. FIIOC receives an asset-based fee of .10% of Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 302,421.18
Class T	320,982.16
Class B	5,387.25
Class C	108,398.20
Fidelity Limited Term Bond Fund	30,916.10
Institutional Class	168,316.17
	$ 936,420

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective October 30, 2013 this fund level expense is paid by the investment adviser not by the Fund.

Fund Wide Operations Fee. Effective October 30, 2013, pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets. Prior to October 30, 2013 fund level expense were paid by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $883 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The

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8. Security Lending - continued

value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2,131.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $119.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $34.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014A	2013
From net investment income
Class A	$ 2,893,531	$ 3,416,185
Class T	3,556,428	4,649,662
Class B	22,695	50,015
Class C	536,307	706,392
Fidelity Limited Term Bond Fund	607,551	-
Institutional Class	2,006,767	2,016,347
Total	$ 9,623,279	$ 10,838,601

A Distributions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

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Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014 A	2013	2014 A	2013
Class A
Shares sold	10,847,566	3,382,108	$ 124,869,215	$ 39,407,410
Reinvestment of distributions	208,500	242,945	2,397,934	2,823,685
Shares redeemed	(6,091,458)	(6,348,635)	(70,009,216)	(73,730,830)
Net increase (decrease)	4,964,608	(2,723,582)	$ 57,257,933	$ (31,499,735)
Class T
Shares sold	3,899,081	4,205,741	$ 44,828,669	$ 49,025,661
Reinvestment of distributions	297,112	382,181	3,417,898	4,443,870
Shares redeemed	(5,511,248)	(8,744,583)	(63,287,515)	(101,596,979)
Net increase (decrease)	(1,315,055)	(4,156,661)	$ (15,040,948)	$ (48,127,448)
Class B
Shares sold	52,940	49,056	$ 608,151	$ 570,544
Reinvestment of distributions	1,811	3,908	20,790	45,419
Shares redeemed	(184,922)	(237,875)	(2,120,277)	(2,760,192)
Net increase (decrease)	(130,171)	(184,911)	$ (1,491,336)	$ (2,144,229)
Class C
Shares sold	2,287,309	1,320,059	$ 26,267,736	$ 15,366,936
Reinvestment of distributions	39,613	49,495	454,467	574,119
Shares redeemed	(1,426,708)	(2,282,064)	(16,339,367)	(26,461,943)
Net increase (decrease)	900,214	(912,510)	$ 10,382,836	$ (10,520,888)
Fidelity Limited Term Bond Fund
Shares sold	13,984,352	-	$ 161,443,242	$ -
Reinvestment of distributions	48,197	-	556,543	-
Shares redeemed	(1,253,069)	-	(14,462,847)	-
Net increase (decrease)	12,779,480	-	$ 147,536,938	$ -
Institutional Class
Shares sold	10,857,590	1,454,699	$ 125,345,047	$ 16,961,457
Reinvestment of distributions	150,661	156,981	1,737,480	1,828,852
Shares redeemed	(3,366,294)	(2,781,312)	(38,793,384)	(32,399,513)
Net increase (decrease)	7,641,957	(1,169,632)	$ 88,289,143	$ (13,609,204)

A Share transactions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) :

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (a fund of Fidelity Advisor Series II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Limited Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007- present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 3.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,393,683 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

BTL-UANN-1014
1.9584914.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Class A, Class T, Class B,
and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	0.63%	3.95%	3.48%
Class T (incl. 2.75% sales charge)	0.66%	3.99%	3.48%
Class B (incl. contingent deferred sales charge) A	-0.25%	3.94%	3.46%
Class C (incl. contingent deferred sales charge) B	1.70%	3.77%	2.97%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Prior to October 30, 2013, Fidelity Advisor® Limited Term Bond Fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Class A on August 31, 2004, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index and the Barclays® U.S. 1-5 Year Government/Credit Bond IndexA performed over the same period.

A Effective October 30, 2013, the fund began comparing its performance to the Barclays U.S. 1-5 Year Government/Credit Bond Index rather than the Barclays U.S. Intermediate Government/Credit Bond Index because the Barclays U.S. 1-5 Year Government/Credit Bond Index conforms more closely to the fund's revised investment policies. The fund also began comparing its performance to the Fidelity Limited Term Composite Index.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Portfolio Manager of Fidelity Advisor® Limited Term Bond Fund: For the 12 months ending August 31, 2014, the fund's Class A, Class T, Class B and Class C shares rose 3.48%, 3.50%, 2.75% and 2.70%, respectively (excluding sales charges), compared with the 1.94% gain of the Barclays® U.S. 1-5 Year Government/Credit Bond Index and the 3.18% gain of the Fidelity Limited Term Composite IndexSM. Security selection and sector rotation drove performance. Within corporate bonds, we focused heavily this period on financial institutions, where we performed strongly relative to the benchmark. Outside of corporates, we added value by holding commercial mortgage-backed securities, an asset class that the benchmark doesn't own. However, our holdings in government-agency securities underperformed as their prices rose more than we expected. We also held very little sovereign debt this period, another area that detracted somewhat from results; our team didn't have enough conviction to hold very much government debt outside the U.S., due partly to increased geopolitical risks, which included fighting in Ukraine that financially threatened parts of Europe. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,008.10	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,008.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.48%
Actual		$ 1,000.00	$ 1,004.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.53%
Actual		$ 1,000.00	$ 1,004.20	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Fidelity Limited Term Bond Fund	.46%
Actual		$ 1,000.00	$ 1,009.70	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,009.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 13.0%	U.S. Government and U.S. Government Agency Obligations† 10.6%
AAA 14.1%	AAA 10.4%
AA 7.1%	AA 7.6%
A 20.3%	A 23.1%
BBB 36.6%	BBB 39.7%
BB and Below 3.2%	BB and Below 5.3%
Not Rated 0.3%	Not Rated 0.4%
Equities 0.0%*	Equities 0.0%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 2.9%

* Amount represents less than 0.l%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	3.0	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	2.8	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 64.1%		Corporate Bonds 70.1%
	U.S. Government and U.S. Government Agency Obligations 13.0%		U.S. Government and U.S. Government Agency Obligations† 10.6%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 4.6%
	CMOs and Other Mortgage Related Securities 8.0%		CMOs and Other Mortgage Related Securities 9.8%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	16.8%	** Foreign investments	15.8%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 1,220,000	$ 1,229,259
1.3% 7/31/15 (e)	1,260,000	1,268,763
1.375% 8/1/17 (e)	2,000,000	1,998,336
1.45% 8/1/16 (e)	1,461,000	1,474,909
2.375% 8/1/18 (e)	1,000,000	1,021,476
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (e)	1,000,000	998,257
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	620,000	622,045
2.125% 11/20/18 (e)	1,500,000	1,510,349
2.375% 3/22/17 (e)	600,000	618,126
		10,741,520
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,208,526
Household Durables - 0.5%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,005,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,035,000
		4,040,000
Media - 3.2%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,498,645
5.7% 5/15/18	42,000	48,022
COX Communications, Inc.:
5.5% 10/1/15	199,000	208,934
6.25% 6/1/18 (e)	2,000,000	2,283,660
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,776,137
5.875% 10/1/19	5,034,000	5,847,223
Discovery Communications LLC:
3.7% 6/1/15	875,000	895,777
5.05% 6/1/20	322,000	359,746
News America, Inc.:
5.3% 12/15/14	132,000	133,859
6.9% 3/1/19	750,000	896,312
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,809
1.3% 2/23/17	165,000	165,143
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 1,996,000	$ 2,228,378
6.75% 7/1/18	1,141,000	1,340,810
8.25% 4/1/19	500,000	629,015
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,983,588
3.15% 7/15/15	24,000	24,551
5.875% 11/15/16	1,685,000	1,858,956
Viacom, Inc.:
3.5% 4/1/17	455,000	480,572
6.125% 10/5/17	679,000	771,495
		25,708,632
TOTAL CONSUMER DISCRETIONARY		41,698,678
CONSUMER STAPLES - 2.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,518,749
FBG Finance Ltd. 5.125% 6/15/15 (e)	510,000	528,041
Heineken NV 1.4% 10/1/17 (e)	321,000	319,806
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,005,063
SABMiller Holdings, Inc.:
2.2% 8/1/18 (e)	2,310,000	2,341,358
2.45% 1/15/17 (e)	1,280,000	1,318,748
		7,031,765
Food & Staples Retailing - 0.6%
CVS Caremark Corp. 2.25% 12/5/18	376,000	379,842
Kroger Co. 0.7631% 10/17/16 (g)	2,000,000	2,005,062
Walgreen Co. 1.8% 9/15/17	2,267,000	2,282,760
		4,667,664
Food Products - 0.7%
Cargill, Inc. 6% 11/27/17 (e)	106,000	120,110
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,221,749
General Mills, Inc. 5.2% 3/17/15	650,000	666,585
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	623,732
Tyson Foods, Inc. 2.65% 8/15/19	2,000,000	2,027,122
William Wrigley Jr. Co. 2% 10/20/17 (e)	428,000	433,647
		6,092,945
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 518,546
9.7% 11/10/18	454,000	589,102
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,634,569
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,604
6.75% 6/15/17	513,000	583,288
		5,033,109
TOTAL CONSUMER STAPLES		22,825,483
ENERGY - 4.7%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.15% 12/15/16	1,250,000	1,250,689
DCP Midstream LLC 5.35% 3/15/20 (e)	1,738,000	1,920,945
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	893,326
Nabors Industries, Inc. 2.35% 9/15/16	257,000	264,086
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	619,425
Noble Holding International Ltd. 2.5% 3/15/17	262,000	267,870
Petrofac Ltd. 3.4% 10/10/18 (e)	1,000,000	1,035,559
		6,251,900
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	49,404
6.375% 9/15/17	555,000	632,750
Apache Corp. 1.75% 4/15/17	172,000	174,452
BG Energy Capital PLC 2.875% 10/15/16 (e)	620,000	642,726
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	299,202
2.7% 4/1/19	49,000	49,668
Devon Energy Corp.:
0.6806% 12/15/15 (g)	1,500,000	1,505,763
1.2% 12/15/16	543,000	545,131
2.25% 12/15/18	484,000	488,392
Duke Energy Field Services 5.375% 10/15/15 (e)	212,000	220,448
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,309
Enable Midstream Partners LP 2.4% 5/15/19 (e)	174,000	173,436
Enbridge, Inc. 0.6776% 6/2/17 (g)	1,045,000	1,049,272
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	795,532
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 1.25% 8/13/15	$ 480,000	$ 482,974
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	20,000	21,774
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,753,354
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	908,430
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	877,000	877,832
Nexen, Inc. 5.2% 3/10/15	158,000	161,719
Petro-Canada 6.05% 5/15/18	326,000	374,409
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,580,045
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	2,185,914
Petroleos Mexicanos:
3.125% 1/23/19 (e)	77,000	80,034
3.5% 7/18/18	5,000,000	5,225,000
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,316,356
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	387,209
5.75% 1/15/20	962,000	1,114,167
Schlumberger Investment SA 1.25% 8/1/17 (e)	1,000,000	1,000,197
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,545
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	93,275
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,088,611
Total Capital International SA 2.125% 1/10/19	2,000,000	2,020,600
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	429,160
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,280,999
5.375% 6/1/21	600,000	681,969
		31,745,058
TOTAL ENERGY		37,996,958
FINANCIALS - 35.1%
Banks - 18.4%
ABN AMRO Bank NV 2.5% 10/30/18 (e)	2,000,000	2,031,620
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,004,942
1.45% 5/15/18	570,000	564,845
1.875% 10/6/17	620,000	628,603
2.25% 6/13/19	2,000,000	2,011,426
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	946,000	969,650
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
1.5% 10/9/15	$ 500,000	$ 504,609
1.7% 8/25/17	1,428,000	1,429,271
2% 1/11/18	6,200,000	6,227,379
2.6% 1/15/19	5,495,000	5,548,560
2.65% 4/1/19	4,100,000	4,141,767
5.75% 12/1/17	1,150,000	1,289,901
Bank of America NA:
1.25% 2/14/17	600,000	601,060
5.3% 3/15/17	250,000	272,627
Bank of Montreal 2.5% 1/11/17	640,000	660,856
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,008,452
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (e)	590,000	587,644
2.7% 9/9/18 (e)	500,000	515,129
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,321,015
BNP Paribas 2.375% 9/14/17	3,000,000	3,065,388
BPCE SA:
1.625% 2/10/17	450,000	453,005
1.7% 4/25/16	2,000,000	2,022,600
2.5% 7/15/19	2,000,000	1,997,540
Capital One Bank NA:
1.3% 6/5/17	1,000,000	998,805
2.25% 2/13/19	1,000,000	1,002,384
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,103,625
Citigroup, Inc.:
1.3% 4/1/16	1,370,000	1,377,684
1.3% 11/15/16	767,000	769,298
1.55% 8/14/17	2,000,000	1,997,750
1.7% 7/25/16	4,000,000	4,046,652
1.75% 5/1/18	870,000	865,913
2.5% 7/29/19	2,000,000	2,007,956
2.55% 4/8/19	3,000,000	3,029,448
3.953% 6/15/16	1,310,000	1,377,005
6.125% 5/15/18	12,000	13,763
Comerica, Inc. 2.125% 5/23/19	345,000	344,714
Commonwealth Bank of Australia 2.25% 3/13/19	750,000	756,344
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,016,140
Credit Suisse AG 6% 2/15/18	1,680,000	1,897,165
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch 2.3% 5/28/19	$ 3,000,000	$ 3,006,216
Discover Bank 2% 2/21/18	5,920,000	5,940,998
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,072
4.5% 6/1/18	3,024,000	3,290,224
5.45% 1/15/17	291,000	317,776
Fifth Third Bank:
1.45% 2/28/18	580,000	576,312
2.375% 4/25/19	1,000,000	1,008,923
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	719,938
HBOS PLC 6.75% 5/21/18 (e)	509,000	583,233
HSBC Bank PLC 1.5% 5/15/18 (e)	1,570,000	1,555,228
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	544,803
2.625% 9/24/18	262,000	269,664
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,772
Huntington National Bank:
1.3% 11/20/16	327,000	328,314
2.2% 4/1/19	1,000,000	1,000,711
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,292,611
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,509,550
1.625% 5/15/18	4,500,000	4,474,593
2% 8/15/17	1,500,000	1,524,404
2.35% 1/28/19	3,000,000	3,029,034
3.15% 7/5/16	600,000	623,794
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,990,061
KeyBank NA 1.65% 2/1/18	397,000	397,611
KeyCorp. 2.3% 12/13/18	2,000,000	2,018,104
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,109,805
Marshall & Ilsley Bank 5% 1/17/17	778,000	831,754
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (e)	1,940,000	1,932,983
2.45% 4/16/19 (e)	1,400,000	1,410,265
Nordea Bank AB:
0.875% 5/13/16 (e)	860,000	860,775
2.375% 4/4/19 (e)	1,000,000	1,010,932
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,576,602
1.3% 10/3/16	510,000	513,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Bank 7.5% 5/15/18	$ 1,043,000	$ 1,230,725
Regions Financial Corp.:
2% 5/15/18	580,000	577,464
5.75% 6/15/15	589,000	611,771
7.75% 11/10/14	6,000	6,075
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,726,827
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,088,121
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	949,934
2.25% 7/11/19	3,500,000	3,510,661
2.45% 1/10/19	590,000	598,823
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	934,000
2.5% 5/1/19	550,000	555,387
3.5% 1/20/17	1,378,000	1,450,928
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,000,534
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	4,988,940
2.375% 10/19/16	1,230,000	1,270,065
2.625% 9/10/18	1,200,000	1,234,638
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,012,372
Union Bank NA 1.5% 9/26/16	335,000	338,831
Wachovia Bank NA 6% 11/15/17	570,000	648,154
Wachovia Corp. 5.625% 10/15/16	590,000	645,296
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,732
2.15% 1/15/19	2,500,000	2,520,455
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,100,166
		147,506,319
Capital Markets - 4.4%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	5,850,000	5,943,811
2.625% 1/31/19	3,000,000	3,036,408
3.625% 2/7/16	2,000,000	2,076,250
5.95% 1/18/18	1,693,000	1,910,381
6.15% 4/1/18	402,000	458,033
Lazard Group LLC:
4.25% 11/14/20	250,000	263,506
6.85% 6/15/17	669,000	758,582
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,016,942
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 40,000	$ 45,438
6.875% 4/25/18	726,000	846,533
Morgan Stanley:
2.125% 4/25/18	580,000	583,479
2.375% 7/23/19	2,660,000	2,654,289
2.5% 1/24/19	1,750,000	1,770,125
4.75% 3/22/17	2,000,000	2,163,100
5.45% 1/9/17	1,200,000	1,314,323
5.625% 9/23/19	112,000	127,982
5.95% 12/28/17	383,000	433,224
7.3% 5/13/19	603,000	729,669
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,288,265
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,682,828
		35,103,168
Consumer Finance - 5.7%
American Express Co. 1.55% 5/22/18	3,000,000	2,972,781
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,537
2.125% 3/18/19	1,520,000	1,523,713
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	4,997,300
1.5% 9/11/17 (e)	620,000	622,073
2.125% 10/10/18	500,000	507,319
Capital One Financial Corp.:
2.45% 4/24/19	450,000	452,597
3.15% 7/15/16	1,605,000	1,667,937
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,163,642
Discover Financial Services 6.45% 6/12/17	399,000	449,367
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	606,424
2.75% 5/15/15	930,000	944,040
2.875% 10/1/18	2,500,000	2,573,960
3% 6/12/17	4,500,000	4,666,478
General Electric Capital Corp.:
1% 1/8/16	727,000	730,738
1.5% 7/12/16	2,200,000	2,229,550
1.6% 11/20/17	1,860,000	1,871,385
1.625% 4/2/18	2,370,000	2,380,006
2.25% 11/9/15	886,000	903,640
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.3% 1/14/19	$ 3,000,000	$ 3,055,872
2.9% 1/9/17	640,000	666,402
2.95% 5/9/16	255,000	265,068
3.35% 10/17/16	610,000	641,429
6.375% 11/15/67 (g)	1,275,000	1,413,848
Hyundai Capital America:
1.45% 2/6/17 (e)	632,000	632,533
1.625% 10/2/15 (e)	246,000	247,863
2.125% 10/2/17 (e)	224,000	227,050
2.55% 2/6/19 (e)	1,759,000	1,782,279
2.875% 8/9/18 (e)	240,000	247,562
Synchrony Financial 1.875% 8/15/17	173,000	174,355
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,521,508
		45,664,256
Diversified Financial Services - 0.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,197
BP Capital Markets PLC:
2.248% 11/1/16	620,000	637,346
3.2% 3/11/16	610,000	634,139
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,001,796
2.5% 2/13/19	2,250,000	2,284,778
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	354,599
MassMutual Global Funding II 2.35% 4/9/19 (e)	1,000,000	1,011,189
TECO Finance, Inc.:
4% 3/15/16	171,000	179,239
5.15% 3/15/20	252,000	283,733
		6,627,016
Insurance - 2.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	200,000	199,957
American International Group, Inc.:
2.3% 7/16/19	304,000	305,207
5.45% 5/18/17	3,000,000	3,324,438
Aon Corp. 3.5% 9/30/15	1,911,000	1,970,115
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	85,101
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	628,061
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	$ 259,000	$ 268,065
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,019,533
5.375% 3/15/17	18,000	19,767
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	599,000	662,241
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	528,295
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	271,164
5% 6/15/15	175,000	181,337
Metropolitan Life Global Funding I:
1.3% 4/10/17 (e)	1,500,000	1,501,412
1.5% 1/10/18 (e)	1,431,000	1,426,190
2.5% 9/29/15 (e)	750,000	766,216
Pacific LifeCorp 6% 2/10/20 (e)	321,000	368,540
Pricoa Global Funding I:
1.15% 11/25/16 (e)	2,000,000	2,005,466
1.6% 5/29/18 (e)	967,000	959,229
Symetra Financial Corp. 6.125% 4/1/16 (e)	892,000	951,342
Unum Group:
5.625% 9/15/20	737,000	844,162
7.125% 9/30/16	704,000	790,420
		19,076,258
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,291
DDR Corp.:
4.75% 4/15/18	1,290,000	1,397,884
7.5% 4/1/17	389,000	444,920
Duke Realty LP:
5.95% 2/15/17	354,000	390,422
6.75% 3/15/20	35,000	41,675
8.25% 8/15/19	7,000	8,779
Equity One, Inc.:
6% 9/15/17	509,000	565,660
6.25% 1/15/17	74,000	81,598
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,816
6.2% 1/15/17	94,000	104,791
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,026,181
HCP, Inc. 3.75% 2/1/16	272,000	283,036
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc. 6% 1/30/17	$ 750,000	$ 833,128
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	253,288
4.7% 9/15/17	436,000	475,499
HRPT Properties Trust:
5.75% 11/1/15	211,000	216,664
6.25% 6/15/17	186,000	199,121
6.65% 1/15/18	95,000	105,345
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,025,517
2.2% 2/1/19	462,000	467,459
2.8% 1/30/17	142,000	147,626
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	463,308
		10,739,008
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	208,000	208,060
3.85% 4/15/16	1,000,000	1,045,418
4.25% 7/15/22	277,000	288,091
6.125% 4/15/20	6,000	6,937
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	55,248
5.7% 5/1/17	369,000	403,833
6% 4/1/16	124,000	132,722
ERP Operating LP:
2.375% 7/1/19	391,000	393,125
5.375% 8/1/16	240,000	260,487
5.75% 6/15/17	1,003,000	1,122,912
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,252,217
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,132,020
5.125% 3/2/15	170,000	173,642
5.5% 12/15/16	2,260,000	2,460,528
6.625% 10/1/17	1,082,000	1,232,445
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	443,556
4.5% 4/18/22	185,000	187,920
7.75% 8/15/19	1,064,000	1,277,214
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	405,000	435,439
Reckson Operating Partnership LP 6% 3/31/16	152,000	162,495
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 522,000	$ 543,369
5.875% 6/15/17	244,000	271,557
Tanger Properties LP:
6.125% 6/1/20	606,000	706,099
6.15% 11/15/15	615,000	654,230
Ventas Realty LP:
1.25% 4/17/17	263,000	262,633
1.55% 9/26/16	346,000	349,693
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	395,709
		16,857,599
TOTAL FINANCIALS		281,573,624
HEALTH CARE - 2.1%
Biotechnology - 0.3%
Amgen, Inc.:
1.25% 5/22/17	1,500,000	1,499,627
5.85% 6/1/17	446,000	498,830
Celgene Corp. 2.45% 10/15/15	56,000	57,019
		2,055,476
Health Care Providers & Services - 1.3%
Aetna, Inc. 1.5% 11/15/17	77,000	77,247
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	293,810
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,495,998
2.25% 6/15/19	1,000,000	995,113
Express Scripts, Inc. 3.125% 5/15/16	555,000	576,176
McKesson Corp. 2.284% 3/15/19	686,000	686,314
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,132,594
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,129,015
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,395
2.25% 8/15/19	2,950,000	2,935,831
		10,649,493
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 136,000	$ 136,115
2.4% 2/1/19	86,000	86,887
		223,002
Pharmaceuticals - 0.5%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,067,420
Actavis Funding SCS 2.45% 6/15/19 (e)	352,000	350,840
Mylan, Inc. 1.35% 11/29/16	160,000	160,191
Perrigo Co. PLC 1.3% 11/8/16 (e)	200,000	199,771
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,019,051
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,881
Zoetis, Inc. 1.875% 2/1/18	596,000	596,116
		3,604,270
TOTAL HEALTH CARE		16,532,241
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,487,733
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	218,552	232,758
6.795% 2/2/20	9,535	10,047
6.9% 7/2/19	84,222	90,117
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	210,528
8.36% 1/20/19	146,456	162,567
		706,017
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6% 10/15/17	442,000	501,209
Roper Industries, Inc. 2.05% 10/1/18	840,000	838,909
		1,340,118
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	$ 500,000	$ 505,000
4.75% 3/1/20	605,000	644,325
		1,149,325
TOTAL INDUSTRIALS		5,683,193
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,510,382
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,016,170
2.375% 12/17/18	99,000	99,893
6.55% 10/1/17	1,135,000	1,300,217
		4,416,280
IT Services - 0.6%
MasterCard, Inc. 2% 4/1/19	289,000	289,209
The Western Union Co.:
2.375% 12/10/15	277,000	281,814
2.875% 12/10/17	773,000	798,634
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,628,263
2.95% 3/15/17	1,057,000	1,099,626
		5,097,546
Software - 0.2%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,558,466
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1% 5/3/18	1,730,000	1,696,033
2.85% 5/6/21	850,000	865,436
		2,561,469
TOTAL INFORMATION TECHNOLOGY		15,144,143
MATERIALS - 2.3%
Chemicals - 0.5%
Ecolab, Inc. 1.45% 12/8/17	335,000	334,635
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co. 2.125% 7/15/19	$ 3,000,000	$ 3,002,952
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,726
		3,956,313
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	350,137
Metals & Mining - 1.7%
Anglo American Capital PLC:
1.1836% 4/15/16 (e)(g)	1,624,000	1,633,634
4.125% 4/15/21 (e)	620,000	640,068
9.375% 4/8/19 (e)	630,000	805,095
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	630,000	659,556
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	4,000,000	4,054,536
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,471,234
Teck Resources Ltd. 3% 3/1/19	3,000,000	3,062,937
Vale Overseas Ltd. 6.25% 1/23/17	403,000	448,640
		13,775,700
TOTAL MATERIALS		18,082,150
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,618,754
2.375% 11/27/18	2,000,000	2,037,332
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	999,809
1.625% 6/28/16	3,314,000	3,351,461
2.35% 2/14/19	1,296,000	1,309,494
CenturyLink, Inc. 6.15% 9/15/19	592,000	646,760
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (e)	923,000	955,147
5.75% 3/23/16	2,000,000	2,148,410
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,302,383
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	613,812
1.35% 6/9/17	750,000	750,115
2% 11/1/16	1,279,000	1,303,883
2.5% 9/15/16	1,500,000	1,546,484
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
2.625% 2/21/20 (e)	$ 2,913,000	$ 2,921,622
3% 4/1/16	621,000	642,186
		22,147,652
Wireless Telecommunication Services - 1.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,710,298
3.625% 3/30/15	600,000	609,708
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,601,149
1.625% 3/20/17	5,400,000	5,433,745
		11,354,900
TOTAL TELECOMMUNICATION SERVICES		33,502,552
UTILITIES - 3.9%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	585,538
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	830,047
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,679
Duke Energy Corp.:
0.6118% 4/3/17 (g)	894,000	896,520
1.625% 8/15/17	304,000	306,106
2.1% 6/15/18	395,000	398,394
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	48,000	56,803
Edison International 3.75% 9/15/17	431,000	458,397
Exelon Corp. 4.9% 6/15/15	3,180,000	3,285,904
FirstEnergy Corp.:
2.75% 3/15/18	3,092,000	3,127,023
4.25% 3/15/23	600,000	604,993
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	728,047
Hydro-Quebec 2% 6/30/16	2,500,000	2,558,938
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	485,249
3.75% 11/15/20	2,000	2,105
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,821,315
6.5% 8/1/18	273,000	320,947
Northeast Utilities 1.45% 5/1/18	153,000	151,523
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 115,000	$ 129,413
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	464,610
		17,401,551
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,096,000	1,226,928
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,905,061
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,118
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,211,394
2.5341% 9/30/66 (g)	651,000	601,437
7.5% 6/30/66 (g)	567,000	613,494
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	994,339
2% 11/15/18	544,000	544,577
National Grid PLC 6.3% 8/1/16	248,000	272,755
NiSource Finance Corp.:
3.85% 2/15/23	700,000	725,779
5.25% 9/15/17	402,000	445,687
5.45% 9/15/20	43,000	48,946
6.4% 3/15/18	230,000	264,982
PG&E Corp. 2.4% 3/1/19	74,000	74,714
Puget Energy, Inc. 6.5% 12/15/20	253,000	302,623
Sempra Energy 2.3% 4/1/17	1,435,000	1,470,373
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	471,593
		10,113,811
TOTAL UTILITIES		31,647,351
TOTAL NONCONVERTIBLE BONDS (Cost $493,838,931)		504,686,373
U.S. Government and Government Agency Obligations - 11.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.8%
Freddie Mac:
0.875% 10/14/16	$ 2,993,000	$ 3,005,382
1% 9/29/17	3,158,000	3,148,684
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,154,066
U.S. Treasury Obligations - 10.7%
U.S. Treasury Notes:
0.5% 7/31/16 (d)	16,697,000	16,704,831
0.5% 7/31/17	31,000,000	30,602,823
0.625% 12/15/16 (f)	22,044,000	22,028,503
0.75% 1/15/17	11,748,000	11,762,685
1.625% 6/30/19	5,000,000	5,004,295
TOTAL U.S. TREASURY OBLIGATIONS		86,103,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $92,166,361)		92,257,203
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.7%
2.319% 11/1/36 (g)	199,153	212,739
2.364% 12/1/33 (g)	821,537	873,444
2.371% 7/1/35 (g)	100,607	107,058
2.481% 4/1/35 (g)	490,851	526,431
2.542% 6/1/42 (g)	79,305	81,711
2.691% 2/1/42 (g)	732,629	759,771
2.771% 1/1/42 (g)	662,258	688,214
2.949% 11/1/40 (g)	45,665	47,883
2.982% 9/1/41 (g)	51,760	54,112
3.083% 10/1/41 (g)	32,026	33,390
3.202% 1/1/40 (g)	208,422	217,701
3.23% 7/1/41 (g)	87,467	92,069
3.326% 10/1/41 (g)	42,581	44,637
3.488% 3/1/40 (g)	128,396	134,317
3.553% 7/1/41 (g)	88,672	93,776
3.603% 3/1/40 (g)	203,454	217,408
3.607% 12/1/39 (g)	58,945	63,192
4.5% 3/1/35	50,126	54,488
6% 5/1/16 to 4/1/17	57,157	59,367
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 12/1/14 to 8/1/36	$ 770,525	$ 876,322
7% 9/1/18 to 6/1/33	428,928	500,576
7.5% 8/1/17 to 3/1/28	142,330	167,379
8.5% 5/1/21 to 9/1/25	11,631	13,641
9.5% 2/1/25	768	868
10.5% 8/1/20	7,420	8,449
12.5% 4/1/15	392	396
TOTAL FANNIE MAE		5,929,339
Freddie Mac - 0.3%
3.237% 4/1/41 (g)	52,981	55,634
3.237% 9/1/41 (g)	52,467	55,201
3.28% 6/1/41 (g)	70,940	74,520
3.469% 5/1/41 (g)	59,661	63,002
3.559% 4/1/40 (g)	148,625	158,769
3.59% 2/1/40 (g)	236,585	248,773
3.62% 4/1/40 (g)	115,797	121,997
3.637% 6/1/41 (g)	95,520	100,948
3.677% 5/1/41 (g)	73,665	77,626
4.5% 8/1/18	369,007	389,145
5% 3/1/19	653,652	692,604
8.5% 9/1/24 to 8/1/27	34,298	41,315
TOTAL FREDDIE MAC		2,079,534
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	99,260	116,105
7.5% 2/15/28 to 10/15/28	3,737	4,445
8% 6/15/24	90	105
8.5% 10/15/21	28,494	32,993
11% 7/20/19 to 8/20/19	1,780	2,045
TOTAL GINNIE MAE		155,693
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,885,522)		8,164,566
Asset-Backed Securities - 8.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (g)	$ 56,669	$ 49,253
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (g)	40,818	40,587
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,846
Series 2012-5 Class A, 1.54% 9/15/19	9,977,000	9,952,147
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,420,781
Series 2014-4 Class A2, 1.43% 6/17/19	3,000,000	2,997,615
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	906,560
AmeriCredit Auto Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	714,511
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,300,016
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (g)	6,551	6,003
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	10,238	6,577
Series 2005-R2 Class M1, 0.605% 4/25/35 (g)	45,420	45,326
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	4,092	3,886
Series 2004-W11 Class M2, 1.205% 11/25/34 (g)	63,962	61,472
Series 2004-W7 Class M1, 0.98% 5/25/34 (g)	185,706	179,877
Series 2006-W4 Class A2C, 0.315% 5/25/36 (g)	136,510	47,791
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (g)	161,302	148,093
Series 2006-HE2 Class M1, 0.525% 3/25/36 (g)	3,657	384
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.28% 2/25/35 (g)	413,777	385,481
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,001,914
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,812
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,361,921
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (g)	205,465	139,297
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	4,238,000	4,252,197
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,394,031
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (g)	9,741	8,598
Series 2004-3 Class M4, 1.61% 4/25/34 (g)	9,018	6,463
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.95% 6/25/34 (g)	$ 17,983	$ 16,978
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (e)	1,000,000	1,000,228
Series 2014-2 Class A2, 1.05% 3/20/20 (e)	2,700,000	2,701,485
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (g)	4,436	4,132
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (g)	33,155	29,364
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	3,310,000	3,371,066
Series 2012-5 Class A, 1.49% 9/15/19	3,055,000	3,052,889
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,321,650
Series 2014-1 Class A1, 1.2% 2/15/19	3,000,000	2,996,232
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,979,228
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (g)	81,136	67,116
Class M4, 1.175% 1/25/35 (g)	39,567	22,228
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(g)	217,586	185,834
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(g)	5,942	5,741
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(g)	146,900	139,610
Class B, 0.435% 11/15/34 (e)(g)	53,300	49,037
Class C, 0.535% 11/15/34 (e)(g)	87,966	76,755
Class D, 0.905% 11/15/34 (e)(g)	33,367	28,654
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	54,683	2,625
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (g)	36,983	35,122
Series 2003-3 Class M1, 1.445% 8/25/33 (g)	43,578	42,154
Series 2003-5 Class A2, 0.855% 12/25/33 (g)	2,817	2,650
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (g)	141,116	87,783
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (e)	1,200,000	1,199,569
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (g)	25,000	4,298
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	116,004	114,818
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (g)	21,552	21,445
Series 2006-A Class 2C, 1.3839% 3/27/42 (g)	392,000	65,328
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (g)	$ 52,769	$ 524
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	1,750,000	1,752,917
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (g)	16,412	12,991
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (g)	61,206	56,023
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	66,712	60,042
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (g)	214,571	204,886
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (g)	4,895	4,533
Series 2004-NC8 Class M6, 2.03% 9/25/34 (g)	64,249	54,420
Series 2005-NC1 Class M1, 0.815% 1/25/35 (g)	45,536	43,234
Series 2005-NC2 Class B1, 1.91% 3/25/35 (g)	27,794	912
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (g)	162,650	150,835
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (g)	60,741	54,397
Class M4, 2.33% 9/25/34 (g)	77,891	47,770
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (g)	126,217	110,870
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (g)	582	547
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	285,841
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,502,725
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (g)	107,485	98,315
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (g)	103,845	100,101
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (g)	5,489	4,483
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (g)	2,472	2,222
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(g)	316,998	142,649
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (e)	3,104,000	3,100,024
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(g)	203,978	205,953
TOTAL ASSET-BACKED SECURITIES (Cost $63,238,985)		64,521,672
Collateralized Mortgage Obligations - 1.3%
	Principal Amount	Value
Private Sponsor - 0.8%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (e)(g)	$ 808,823	$ 833,549
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (g)	25,291	24,833
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (e)(g)	791,023	784,537
Class C2, 1.3555% 12/20/54 (e)(g)	578,000	567,307
Series 2006-2 Class C1, 1.0955% 12/20/54 (g)	463,000	449,573
Series 2006-3 Class C2, 1.1555% 12/20/54 (g)	128,000	124,723
Series 2006-4:
Class B1, 0.3355% 12/20/54 (g)	521,000	505,214
Class C1, 0.9155% 12/20/54 (g)	319,000	306,400
Class M1, 0.4955% 12/20/54 (g)	137,000	132,493
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (g)	258,000	244,997
Class 1M1, 0.4555% 12/20/54 (g)	172,000	166,857
Class 2C1, 1.0155% 12/20/54 (g)	117,000	113,549
Class 2M1, 0.6555% 12/20/54 (g)	222,000	216,783
Series 2007-2 Class 2C1, 1.015% 12/17/54 (g)	308,000	298,914
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (g)	144,427	144,230
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6836% 1/20/44 (g)	36,767	38,857
Series 2004-1 Class 2A1, 0.551% 3/20/44 (g)	702,332	699,959
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (g)	43,377	36,109
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (g)	87,560	79,400
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (e)(g)	63,122	57,861
Class B6, 3.007% 6/10/35 (e)(g)	105,010	97,522
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	3,030	2,920
TOTAL PRIVATE SPONSOR		5,926,587
U.S. Government Agency - 0.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	559,813	594,191
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 13,170	$ 13,786
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	5,795	5,815
Series 2010-123 Class DL, 3.5% 11/25/25	159,121	164,788
Series 2010-143 Class B, 3.5% 12/25/25	268,107	279,149
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	42,186	43,914
Series 2363 Class PF, 6% 9/15/16	48,347	50,112
Series 3820 Class DA, 4% 11/15/35	390,253	416,931
Series 4176 Class BA, 3% 2/15/33	538,435	556,696
Series 3777 Class AC, 3.5% 12/15/25	727,691	769,262
Series 3949 Class MK, 4.5% 10/15/34	331,292	358,262
Series 4181 Class LA, 3% 3/15/37	765,179	789,471
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	93,857	95,247
TOTAL U.S. GOVERNMENT AGENCY		4,137,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,227,988)		10,064,211
Commercial Mortgage Securities - 7.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (e)	660,561	685,451
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (g)(i)	69,217	1,523
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (g)	60,397	61,315
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	440,220
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	851,691	917,574
Series 2006-6 Class E, 5.619% 10/10/45 (e)	125,000	15,853
Series 2007-3 Class A3, 5.5647% 6/10/49 (g)	259,457	259,092
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(g)	4,534	4,090
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(g)	$ 104,844	$ 92,016
Class B1, 1.555% 1/25/36 (e)(g)	4,880	882
Class M1, 0.605% 1/25/36 (e)(g)	33,821	19,892
Class M2, 0.625% 1/25/36 (e)(g)	10,146	5,734
Class M3, 0.655% 1/25/36 (e)(g)	14,818	7,966
Class M4, 0.765% 1/25/36 (e)(g)	8,195	4,272
Class M5, 0.805% 1/25/36 (e)(g)	8,195	3,250
Class M6, 0.855% 1/25/36 (e)(g)	8,704	2,672
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(g)	6,852	1,043
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(g)	73,027	53,260
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(g)	74,757	64,887
Class A2, 0.475% 7/25/37 (e)(g)	69,891	50,851
Class M1, 0.525% 7/25/37 (e)(g)	24,543	7,345
Class M2, 0.565% 7/25/37 (e)(g)	13,259	1,716
Class M3, 0.645% 7/25/37 (e)(g)	13,376	950
Class M4, 0.805% 7/25/37 (e)(g)	484	10
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(g)	64,949	47,171
Class M1, 0.465% 7/25/37 (e)(g)	14,408	9,259
Class M2, 0.495% 7/25/37 (e)(g)	15,458	8,823
Class M3, 0.525% 7/25/37 (e)(g)	23,847	8,915
Class M4, 0.655% 7/25/37 (e)(g)	37,732	8,177
Class M5, 0.755% 7/25/37 (e)(g)	18,699	3,035
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(g)	29,534	6,072
Class M2, 1.202% 9/25/37 (e)(g)	24,093	2,051
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	666,168	27,585
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(g)	23,054	23,084
Class J, 0.855% 3/15/22 (e)(g)	76,569	75,100
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	787,259	845,967
Series 2006-PW14 Class A1A, 5.189% 12/11/38	415,735	448,234
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (g)	838,625	888,384
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (g)	676,098	723,125
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (e)(g)(i)	$ 10,961,909	$ 52,244
Series 2007-T28 Class X2, 0.1374% 9/11/42 (e)(g)(i)	6,730,010	13,426
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(g)	52,903	51,437
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	871,849	955,837
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(g)(i)	454,454	2,671
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,252,298
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	140,236	142,318
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (g)	1,316,227	1,382,439
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	233,010
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.053% 6/11/27 (e)(g)	1,500,000	1,502,078
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,169,528
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	910,523
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	815,255
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,004,884
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(g)	14,378	14,396
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (g)	1,137,803	1,211,820
Series 2006-C8:
Class A1A, 5.292% 12/10/46	787,987	851,233
Class A4, 5.306% 12/10/46	790,000	847,946
Series 2004-LB4A Class A5, 4.84% 10/15/37	674,909	675,850
Series 2006-C7 Class A4, 5.7523% 6/10/46 (g)	206,430	219,744
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	468,873
Series 2007-C3 Class A4, 5.7022% 6/15/39 (g)	79,017	85,060
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(g)	771,000	755,752
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (g)(i)	$ 9,070	$ 14
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(g)(i)	824	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(g)	6,258	6,257
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	330,000	41,274
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (e)(g)	810,000	811,098
Class B, 1.45% 4/15/27 (e)(g)	711,000	710,318
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (e)(g)	478,564	478,564
Class A2FL, 0.856% 12/5/31 (e)(g)	630,000	629,809
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,224,919
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(g)(i)	19,208	2
Series 2006-C1 Class A1A, 5.279% 3/10/44 (g)	481,529	506,763
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,179,339
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (e)(g)(i)	3,053,177	76
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (g)	428,762	450,559
Class A4, 5.553% 4/10/38 (g)	465,000	485,832
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	150,000	151,380
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (e)(g)	487,000	487,040
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	468,139	503,706
Class A4, 5.56% 11/10/39 (g)	399,000	428,283
Series 2012-GC6 Class A1, 1.282% 1/10/45	105,812	106,318
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (e)(g)	486,000	486,137
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	110,000	112,099
Class DFX, 4.4065% 11/5/30 (e)	1,039,000	1,063,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(g)	$ 19,001	$ 18,807
Class F, 0.485% 11/15/18 (e)(g)	44,014	42,789
Class G, 0.515% 11/15/18 (e)(g)	38,259	36,239
Class H, 0.655% 11/15/18 (e)(g)	29,463	27,657
Series 2014-BXH Class A, 1.056% 4/15/27 (e)(g)	1,100,000	1,100,730
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	10,439	10,424
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,494	453,727
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (g)	19,416	19,453
Class A4, 5.805% 6/15/49 (g)	29,781	32,383
Series 2007-LDPX Class A3, 5.42% 1/15/49	562,428	608,776
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (g)	1,010,849	1,084,963
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	626,092	632,020
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	250,105
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	114,966
Series 2007-C1 Class A4, 5.424% 2/15/40	27,669	29,977
Series 2007-C2 Class A3, 5.43% 2/15/40	85,174	92,749
Series 2006-C6 Class A1A, 5.342% 9/15/39 (g)	926,857	996,895
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,254,971	1,395,760
Class XCP, 0.2789% 9/15/45 (g)(i)	12,171,718	8,751
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (g)	231,745	240,996
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(g)	188,000	178,952
Series 2006-C2 Class A1A, 5.739% 8/12/43 (g)	729,272	784,303
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (g)	10,758	10,756
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	72,142	74,156
Series 2007-5 Class A4, 5.378% 8/12/48	8,784	9,407
Series 2006-4 Class XP, 0.6181% 12/12/49 (g)(i)	2,681,000	4,678
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	66,685
Series 2007-7 Class B, 5.7432% 6/12/50 (g)	19,000	756
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	817,000	841,150
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	$ 40,774	$ 36,697
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(g)	205,727	205,623
Class C, 0.315% 10/15/20 (e)(g)	124,000	123,529
Class D, 0.345% 10/15/20 (e)(g)	76,067	75,486
Class E, 0.405% 10/15/20 (e)(g)	95,138	94,076
Class F, 0.455% 10/15/20 (e)(g)	57,094	56,171
Class G, 0.495% 10/15/20 (e)(g)	70,577	68,731
Class H, 0.585% 10/15/20 (e)(g)	44,426	41,042
Class J, 0.735% 10/15/20 (e)(g)	25,649	21,131
sequential payer Series 2007-IQ13 Class A1A, 5.31% 3/15/44	360,303	391,784
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	708,993	754,837
Series 2006-IQ11 Class A1A, 5.6454% 10/15/42 (g)	857,704	909,389
Series 2006-T23 Class A3, 5.8054% 8/12/41 (g)	94,806	94,789
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (g)	948,205	1,045,597
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	51,397	54,322
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (e)(g)	518,000	519,514
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,973
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(g)	101,431	99,438
Class J, 0.755% 9/15/21 (e)(g)	45,086	43,298
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (e)(g)	526,588	505,910
Class LXR1, 0.855% 6/15/20 (e)(g)	26,291	25,758
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,372,727	1,486,604
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	249,768
Series 2007-C32 Class A3, 5.7453% 6/15/49 (g)	367,000	400,187
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (g)	2,670,000	2,895,743
Class A5, 5.9414% 2/15/51 (g)	143,000	157,775
Series 2005-C22 Class F, 5.3703% 12/15/44 (e)(g)	360,000	98,562
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	873,986	919,424
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	766,796	811,619
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class A1A, 5.7146% 5/15/43 (g)	$ 771,351	$ 822,886
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	837,182	898,663
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (g)	445,387	479,947
Class A3, 5.765% 7/15/45 (g)	813,731	860,114
Series 2007-C31 Class C, 5.6724% 4/15/47 (g)	59,000	56,868
Series 2007-C31A Class A2, 5.421% 4/15/47	76,786	76,814
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,303,433
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,985,949)		57,692,504
Municipal Securities - 0.3%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,761,590
Series 2013, 2.69% 12/1/17	500,000	506,520
TOTAL MUNICIPAL SECURITIES (Cost $2,259,960)		2,268,110
Foreign Government and Government Agency Obligations - 1.0%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	520,000	534,560
6.369% 6/16/18 (e)	962,000	1,072,341
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,210,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,358,422
Ontario Province 1% 7/22/16	3,000,000	3,019,449
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,079,728)		8,194,772
Bank Notes - 0.1%

Union Bank NA 2.125% 6/16/17 (Cost $697,893)	700,000	712,853
Fixed-Income Funds - 1.4%
	Shares	Value
Fidelity Specialized High Income Central Fund (h) (Cost $10,792,100)	104,564	$ 11,259,497
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $39,704,227)	39,704,227	39,704,227
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $15,313,000)	$ 15,313,100	15,313,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $797,190,644)		814,838,988
NET OTHER ASSETS (LIABILITIES) (j) - (1.6)%		(12,492,809)
NET ASSETS - 100%		$ 802,346,179
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 67,348	$ (31,225)	$ -	$ (31,225)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,158,034 or 11.2% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,915.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Includes cash collateral of $500 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,313,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 13,234,083
HSBC Securities (USA), Inc.	2,078,917
$ 15,313,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,459
Fidelity Specialized High Income Central Fund	521,295
Total	$ 541,754
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,524,562	$ -	$ 11,259,497	2.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 504,686,373	$ -	$ 504,686,373	$ -
U.S. Government and Government Agency Obligations	92,257,203	-	92,257,203	-
U.S. Government Agency - Mortgage Securities	8,164,566	-	8,164,566	-
Asset-Backed Securities	64,521,672	-	64,378,111	143,561
Collateralized Mortgage Obligations	10,064,211	-	9,908,828	155,383
Commercial Mortgage Securities	57,692,504	-	57,634,676	57,828
Municipal Securities	2,268,110	-	2,268,110	-
Foreign Government and Government Agency Obligations	8,194,772	-	8,194,772	-
Bank Notes	712,853	-	712,853	-
Fixed-Income Funds	11,259,497	11,259,497	-	-
Money Market Funds	39,704,227	39,704,227	-	-
Cash Equivalents	15,313,000	-	15,313,000	-
Total Investments in Securities:	$ 814,838,988	$ 50,963,724	$ 763,518,492	$ 356,772
Derivative Instruments:
Liabilities
Swaps	$ (31,225)	$ -	$ (31,225)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (31,225)
Total Value of Derivatives	$ -	$ (31,225)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.2%
United Kingdom	4.2%
Canada	3.5%
Netherlands	1.5%
France	1.4%
Japan	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $15,313,000) - See accompanying schedule: Unaffiliated issuers (cost $746,694,317)	$ 763,875,264
Fidelity Central Funds (cost $50,496,327)	50,963,724
Total Investments (cost $797,190,644)		$ 814,838,988
Cash		543
Receivable for investments sold		54,606
Receivable for swaps		267
Receivable for fund shares sold		6,874,562
Interest receivable		4,288,397
Distributions receivable from Fidelity Central Funds		3,670
Other receivables		81,039
Total assets		826,142,072

Liabilities
Payable for investments purchased	$ 7,223,416
Payable for fund shares redeemed	584,120
Distributions payable	94,316
Bi-lateral OTC swaps, at value	31,225
Accrued management fee	196,383
Distribution and service plan fees payable	138,757
Other affiliated payables	119,038
Other payables and accrued expenses	95,138
Collateral on securities loaned, at value	15,313,500
Total liabilities		23,795,893

Net Assets		$ 802,346,179
Net Assets consist of:
Paid in capital		$ 809,802,326
Undistributed net investment income		1,783,383
Accumulated undistributed net realized gain (loss) on investments		(26,856,649)
Net unrealized appreciation (depreciation) on investments		17,617,119
Net Assets		$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,800,421 ÷ 18,727,729 shares)	$ 11.52

Maximum offering price per share (100/97.25 of $11.52)	$ 11.85
Class T: Net Asset Value and redemption price per share ($198,509,757 ÷ 17,216,828 shares)	$ 11.53

Maximum offering price per share (100/97.25 of $11.53)	$ 11.86
Class B: Net Asset Value and offering price per share ($1,506,968 ÷ 130,939 shares)A	$ 11.51

Class C: Net Asset Value and offering price per share ($64,332,603 ÷ 5,595,705 shares)A	$ 11.50

Fidelity Limited Term Bond Fund: Net Asset Value, offering price and redemption price per share ($147,628,793 ÷ 12,779,480 shares)	$ 11.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($174,567,637 ÷ 15,108,320 shares)	$ 11.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 14,972,794
Income from Fidelity Central Funds		541,754
Total income		15,514,548

Expenses
Management fee	$ 1,721,578
Transfer agent fees	936,420
Distribution and service plan fees	1,471,416
Accounting and security lending fees	33,253
Fund wide operations fee	180,753
Custodian fees and expenses	3,423
Independent trustees' compensation	2,340
Registration fees	36,548
Audit	15,175
Legal	702
Miscellaneous	3,211
Total expenses before reductions	4,404,819
Expense reductions	(153)	4,404,666
Net investment income (loss)		11,109,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,595,123
Swaps	3,188
Total net realized gain (loss)		2,598,311
Change in net unrealized appreciation (depreciation) on: Investment securities	4,286,220
Swaps	15,198
Total change in net unrealized appreciation (depreciation)		4,301,418
Net gain (loss)		6,899,729
Net increase (decrease) in net assets resulting from operations		$ 18,009,611

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,109,882	$ 12,031,929
Net realized gain (loss)	2,598,311	2,489,218
Change in net unrealized appreciation (depreciation)	4,301,418	(20,810,754)
Net increase (decrease) in net assets resulting from operations	18,009,611	(6,289,607)
Distributions to shareholders from net investment income	(9,623,279)	(10,838,601)
Share transactions - net increase (decrease)	286,934,566	(105,901,504)
Total increase (decrease) in net assets	295,320,898	(123,029,712)

Net Assets
Beginning of period	507,025,281	630,054,993
End of period (including undistributed net investment income of $1,783,383 and undistributed net investment income of $2,214,581, respectively)	$ 802,346,179	$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.232	.243	.289	.344	.416
Net realized and unrealized gain (loss)	.160	(.384)	.215	.163	.793
Total from investment operations	.392	(.141)	.504	.507	1.209
Distributions from net investment income	(.202)	(.219)	(.264)	(.322)	(.372)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.202)	(.219)	(.264)	(.337)	(.409)
Net asset value, end of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Total ReturnA, B	3.48%	(1.24)%	4.46%	4.59%	11.77%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.82%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.83%	.85%
Expenses net of all reductions	.79%	.82%	.83%	.83%	.85%
Net investment income (loss)	2.02%	2.09%	2.52%	3.06%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,800	$ 155,980	$ 192,761	$ 187,442	$ 211,123
Portfolio turnover rateE	94%	112%	129%	108%G	107% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.234	.246	.292	.348	.420
Net realized and unrealized gain (loss)	.161	(.384)	.225	.153	.803
Total from investment operations	.395	(.138)	.517	.501	1.223
Distributions from net investment income	(.205)	(.222)	(.267)	(.326)	(.376)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.205)	(.222)	(.267)	(.341)	(.413)
Net asset value, end of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Total ReturnA, B	3.50%	(1.21)%	4.57%	4.53%	11.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%	.80%	.80%	.80%	.81%
Net investment income (loss)	2.04%	2.11%	2.54%	3.09%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,510	$ 210,150	$ 265,426	$ 274,215	$ 314,110
Portfolio turnover rateE	94%	112%	129%	108%G	107%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.149	.159	.206	.264	.339
Net realized and unrealized gain (loss)	.161	(.384)	.225	.154	.794
Total from investment operations	.310	(.225)	.431	.418	1.133
Distributions from net investment income	(.120)	(.135)	(.181)	(.243)	(.296)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.120)	(.135)	(.181)	(.258)	(.333)
Net asset value, end of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Total ReturnA, B	2.75%	(1.95)%	3.81%	3.77%	11.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.51%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	1.30%	1.36%	1.79%	2.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507	$ 2,956	$ 5,209	$ 7,018	$ 10,941
Portfolio turnover rateE	94%	112%	129%	108%G	107% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Income from Investment Operations
Net investment income (loss) C	.143	.155	.204	.262	.338
Net realized and unrealized gain (loss)	.162	(.384)	.225	.154	.794
Total from investment operations	.305	(.229)	.429	.416	1.132
Distributions from net investment income	(.115)	(.131)	(.179)	(.241)	(.295)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.115)	(.131)	(.179)	(.256)	(.332)
Net asset value, end of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Total ReturnA, B	2.70%	(1.98)%	3.79%	3.76%	11.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of fee waivers, if any	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of all reductions	1.56%	1.58%	1.57%	1.56%	1.56%
Net investment income (loss)	1.25%	1.34%	1.78%	2.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,333	$ 53,096	$ 65,425	$ 63,435	$ 80,043
Portfolio turnover rateE	94%	112%	129%	108%G	107%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Limited Term Bond Fund

Year ended August 31,	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.209
Net realized and unrealized gain (loss)	.038
Total from investment operations	.247
Distributions from net investment income	(.197)
Net asset value, end of period	$ 11.55
Total ReturnB, C	2.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%A
Expenses net of fee waivers, if any	.46%A
Expenses net of all reductions	.46%A
Net investment income (loss)	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,629
Portfolio turnover rateF	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Income from Investment Operations
Net investment income (loss) B	.262	.273	.319	.373	.447
Net realized and unrealized gain (loss)	.161	(.385)	.213	.163	.802
Total from investment operations	.423	(.112)	.532	.536	1.249
Distributions from net investment income	(.233)	(.248)	(.292)	(.351)	(.402)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.233)	(.248)	(.292)	(.366)	(.439)
Net asset value, end of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Total ReturnA	3.74%	(.99)%	4.71%	4.85%	12.15%
Ratios to Average Net Assets C, E
Expenses before reductions	.53%	.57%	.58%	.58%	.57%
Expenses net of fee waivers, if any	.53%	.57%	.58%	.58%	.57%
Expenses net of all reductions	.53%	.57%	.58%	.58%	.57%
Net investment income (loss)	2.28%	2.34%	2.77%	3.32%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,568	$ 84,843	$ 101,234	$ 89,583	$ 95,061
Portfolio turnover rateD	94%	112%	129%	108%F	107%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Limited Term Bond shares on November 1, 2013. The Fund offers Class A, Class T, Class C, Limited Term Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,023,029
Gross unrealized depreciation	(1,853,024)
Net unrealized appreciation (depreciation) on securities	$ 13,170,005

Tax Cost	$ 801,668,983

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (19,656,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,138,746

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (896,674)
2018	(18,759,952)
Total capital loss carryforward	$ (19,656,626)

The Fund intends to elect to defer to its next fiscal year $29,971 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 9,623,279	$ 10,838,601

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,188	$ 15,198

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $463,091,227 and $158,876,520, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 413,860	$ 19,876
Class T	-%	.25%	498,486	3,590
Class B	.65%	.25%	19,263	13,925
Class C	.75%	.25%	539,807	67,115
			$ 1,471,416	$ 104,506

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,828
Class T	7,409
Class B*	1,659
Class C*	5,684
$ 33,580

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Limited Term Bond. FIIOC receives an asset-based fee of .10% of Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 302,421.18
Class T	320,982.16
Class B	5,387.25
Class C	108,398.20
Fidelity Limited Term Bond Fund	30,916.10
Institutional Class	168,316.17
	$ 936,420

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective October 30, 2013 this fund level expense is paid by the investment adviser not by the Fund.

Fund Wide Operations Fee. Effective October 30, 2013, pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets. Prior to October 30, 2013 fund level expense were paid by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $883 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The

Annual Report

8. Security Lending - continued

value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2,131.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $119.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $34.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014A	2013
From net investment income
Class A	$ 2,893,531	$ 3,416,185
Class T	3,556,428	4,649,662
Class B	22,695	50,015
Class C	536,307	706,392
Fidelity Limited Term Bond Fund	607,551	-
Institutional Class	2,006,767	2,016,347
Total	$ 9,623,279	$ 10,838,601

A Distributions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014 A	2013	2014 A	2013
Class A
Shares sold	10,847,566	3,382,108	$ 124,869,215	$ 39,407,410
Reinvestment of distributions	208,500	242,945	2,397,934	2,823,685
Shares redeemed	(6,091,458)	(6,348,635)	(70,009,216)	(73,730,830)
Net increase (decrease)	4,964,608	(2,723,582)	$ 57,257,933	$ (31,499,735)
Class T
Shares sold	3,899,081	4,205,741	$ 44,828,669	$ 49,025,661
Reinvestment of distributions	297,112	382,181	3,417,898	4,443,870
Shares redeemed	(5,511,248)	(8,744,583)	(63,287,515)	(101,596,979)
Net increase (decrease)	(1,315,055)	(4,156,661)	$ (15,040,948)	$ (48,127,448)
Class B
Shares sold	52,940	49,056	$ 608,151	$ 570,544
Reinvestment of distributions	1,811	3,908	20,790	45,419
Shares redeemed	(184,922)	(237,875)	(2,120,277)	(2,760,192)
Net increase (decrease)	(130,171)	(184,911)	$ (1,491,336)	$ (2,144,229)
Class C
Shares sold	2,287,309	1,320,059	$ 26,267,736	$ 15,366,936
Reinvestment of distributions	39,613	49,495	454,467	574,119
Shares redeemed	(1,426,708)	(2,282,064)	(16,339,367)	(26,461,943)
Net increase (decrease)	900,214	(912,510)	$ 10,382,836	$ (10,520,888)
Fidelity Limited Term Bond Fund
Shares sold	13,984,352	-	$ 161,443,242	$ -
Reinvestment of distributions	48,197	-	556,543	-
Shares redeemed	(1,253,069)	-	(14,462,847)	-
Net increase (decrease)	12,779,480	-	$ 147,536,938	$ -
Institutional Class
Shares sold	10,857,590	1,454,699	$ 125,345,047	$ 16,961,457
Reinvestment of distributions	150,661	156,981	1,737,480	1,828,852
Shares redeemed	(3,366,294)	(2,781,312)	(38,793,384)	(32,399,513)
Net increase (decrease)	7,641,957	(1,169,632)	$ 88,289,143	$ (13,609,204)

A Share transactions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) :

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (a fund of Fidelity Advisor Series II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Limited Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 3.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,393,683 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-UANN-1014
1.784752.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Limited Term Bond

Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	3.74%	4.81%	4.03%

Prior to October 30, 2013, Fidelity Advisor® Limited Term Bond Fund was named Fidelity Advisor® Intermediate Bond Fund, and the fund operated under certain different investment policies and compared its performance to a different index. The fund's historical performance may not represent its current investment policies.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Bond Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index and the Barclays® U.S. 1-5 Year Government/Credit Bond IndexA performed over the same period.

A Effective October 30, 2013, the fund began comparing its performance to the Barclays U.S. 1-5 Year Government/Credit Bond Index rather than the Barclays U.S. Intermediate Government/Credit Bond Index because the Barclays U.S. 1-5 Year Government/Credit Bond Index conforms more closely to the fund's revised investment policies. The fund also began comparing its performance to the Fidelity Limited Term Composite Index.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Portfolio Manager of Fidelity Advisor® Limited Term Bond Fund: For the 12 months ending August 31, 2014, the Institutional Class shares rose 3.74%, compared with the 1.94% gain of the Barclays® U.S. 1-5 Year Government/Credit Bond Index and the 3.18% gain of the Fidelity Limited Term Composite IndexSM. Security selection and sector rotation drove performance. Within corporate bonds, we focused heavily this period on financial institutions, where we performed strongly relative to the benchmark. Outside of corporates, we added value by holding commercial mortgage-backed securities, an asset class that the benchmark doesn't own. However, our holdings in government-agency securities underperformed as their prices rose more than we expected. We also held very little sovereign debt this period, another area that detracted somewhat from results; our team didn't have enough conviction to very much government debt outside the U.S., due partly to increased geopolitical risks, which included fighting in Ukraine that financially threatened parts of Europe. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.77%
Actual		$ 1,000.00	$ 1,008.10	$ 3.90
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class T	.75%
Actual		$ 1,000.00	$ 1,008.20	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.82
Class B	1.48%
Actual		$ 1,000.00	$ 1,004.50	$ 7.48
HypotheticalA		$ 1,000.00	$ 1,017.74	$ 7.53
Class C	1.53%
Actual		$ 1,000.00	$ 1,004.20	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Fidelity Limited Term Bond Fund	.46%
Actual		$ 1,000.00	$ 1,009.70	$ 2.33
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,009.40	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than 0.01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 13.0%	U.S. Government and U.S. Government Agency Obligations† 10.6%
AAA 14.1%	AAA 10.4%
AA 7.1%	AA 7.6%
A 20.3%	A 23.1%
BBB 36.6%	BBB 39.7%
BB and Below 3.2%	BB and Below 5.3%
Not Rated 0.3%	Not Rated 0.4%
Equities 0.0%*	Equities 0.0%
Short-Term Investments and Net Other Assets 5.4%	Short-Term Investments and Net Other Assets 2.9%

* Amount represents less than 0.l%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	3.0	3.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	2.8	2.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 64.1%		Corporate Bonds 70.1%
	U.S. Government and U.S. Government Agency Obligations 13.0%		U.S. Government and U.S. Government Agency Obligations† 10.6%
	Asset-Backed Securities 8.0%		Asset-Backed Securities 4.6%
	CMOs and Other Mortgage Related Securities 8.0%		CMOs and Other Mortgage Related Securities 9.8%
	Municipal Bonds 0.3%		Municipal Bonds 0.4%
	Other Investments 1.2%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.4%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	16.8%	** Foreign investments	15.8%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 62.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 5.2%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (e)	$ 1,220,000	$ 1,229,259
1.3% 7/31/15 (e)	1,260,000	1,268,763
1.375% 8/1/17 (e)	2,000,000	1,998,336
1.45% 8/1/16 (e)	1,461,000	1,474,909
2.375% 8/1/18 (e)	1,000,000	1,021,476
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (e)	1,000,000	998,257
Volkswagen International Finance NV:
1.6% 11/20/17 (e)	620,000	622,045
2.125% 11/20/18 (e)	1,500,000	1,510,349
2.375% 3/22/17 (e)	600,000	618,126
		10,741,520
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,208,526
Household Durables - 0.5%
D.R. Horton, Inc. 3.75% 3/1/19	2,000,000	2,005,000
Toll Brothers Finance Corp. 4% 12/31/18	2,000,000	2,035,000
		4,040,000
Media - 3.2%
Comcast Corp.:
4.95% 6/15/16	2,326,000	2,498,645
5.7% 5/15/18	42,000	48,022
COX Communications, Inc.:
5.5% 10/1/15	199,000	208,934
6.25% 6/1/18 (e)	2,000,000	2,283,660
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	2,700,000	2,776,137
5.875% 10/1/19	5,034,000	5,847,223
Discovery Communications LLC:
3.7% 6/1/15	875,000	895,777
5.05% 6/1/20	322,000	359,746
News America, Inc.:
5.3% 12/15/14	132,000	133,859
6.9% 3/1/19	750,000	896,312
Thomson Reuters Corp.:
0.875% 5/23/16	278,000	277,809
1.3% 2/23/17	165,000	165,143
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.:
5.85% 5/1/17	$ 1,996,000	$ 2,228,378
6.75% 7/1/18	1,141,000	1,340,810
8.25% 4/1/19	500,000	629,015
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,983,588
3.15% 7/15/15	24,000	24,551
5.875% 11/15/16	1,685,000	1,858,956
Viacom, Inc.:
3.5% 4/1/17	455,000	480,572
6.125% 10/5/17	679,000	771,495
		25,708,632
TOTAL CONSUMER DISCRETIONARY		41,698,678
CONSUMER STAPLES - 2.8%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	1,500,000	1,518,749
FBG Finance Ltd. 5.125% 6/15/15 (e)	510,000	528,041
Heineken NV 1.4% 10/1/17 (e)	321,000	319,806
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,005,063
SABMiller Holdings, Inc.:
2.2% 8/1/18 (e)	2,310,000	2,341,358
2.45% 1/15/17 (e)	1,280,000	1,318,748
		7,031,765
Food & Staples Retailing - 0.6%
CVS Caremark Corp. 2.25% 12/5/18	376,000	379,842
Kroger Co. 0.7631% 10/17/16 (g)	2,000,000	2,005,062
Walgreen Co. 1.8% 9/15/17	2,267,000	2,282,760
		4,667,664
Food Products - 0.7%
Cargill, Inc. 6% 11/27/17 (e)	106,000	120,110
ConAgra Foods, Inc. 1.9% 1/25/18	2,222,000	2,221,749
General Mills, Inc. 5.2% 3/17/15	650,000	666,585
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	623,732
Tyson Foods, Inc. 2.65% 8/15/19	2,000,000	2,027,122
William Wrigley Jr. Co. 2% 10/20/17 (e)	428,000	433,647
		6,092,945
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - 0.6%
Altria Group, Inc.:
4.125% 9/11/15	$ 500,000	$ 518,546
9.7% 11/10/18	454,000	589,102
Philip Morris International, Inc. 1.875% 1/15/19	2,641,000	2,634,569
Reynolds American, Inc.:
1.05% 10/30/15	707,000	707,604
6.75% 6/15/17	513,000	583,288
		5,033,109
TOTAL CONSUMER STAPLES		22,825,483
ENERGY - 4.7%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.15% 12/15/16	1,250,000	1,250,689
DCP Midstream LLC 5.35% 3/15/20 (e)	1,738,000	1,920,945
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	893,326
Nabors Industries, Inc. 2.35% 9/15/16	257,000	264,086
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	619,425
Noble Holding International Ltd. 2.5% 3/15/17	262,000	267,870
Petrofac Ltd. 3.4% 10/10/18 (e)	1,000,000	1,035,559
		6,251,900
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	49,404
6.375% 9/15/17	555,000	632,750
Apache Corp. 1.75% 4/15/17	172,000	174,452
BG Energy Capital PLC 2.875% 10/15/16 (e)	620,000	642,726
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	299,202
2.7% 4/1/19	49,000	49,668
Devon Energy Corp.:
0.6806% 12/15/15 (g)	1,500,000	1,505,763
1.2% 12/15/16	543,000	545,131
2.25% 12/15/18	484,000	488,392
Duke Energy Field Services 5.375% 10/15/15 (e)	212,000	220,448
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,309
Enable Midstream Partners LP 2.4% 5/15/19 (e)	174,000	173,436
Enbridge, Inc. 0.6776% 6/2/17 (g)	1,045,000	1,049,272
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	795,532
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP 1.25% 8/13/15	$ 480,000	$ 482,974
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	20,000	21,774
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,753,354
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	908,430
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	877,000	877,832
Nexen, Inc. 5.2% 3/10/15	158,000	161,719
Petro-Canada 6.05% 5/15/18	326,000	374,409
Petrobras Global Finance BV 3.25% 3/17/17	3,500,000	3,580,045
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	2,000,000	2,185,914
Petroleos Mexicanos:
3.125% 1/23/19 (e)	77,000	80,034
3.5% 7/18/18	5,000,000	5,225,000
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,316,356
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	387,209
5.75% 1/15/20	962,000	1,114,167
Schlumberger Investment SA 1.25% 8/1/17 (e)	1,000,000	1,000,197
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	31,545
Spectra Energy Partners, LP 2.95% 9/25/18	90,000	93,275
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,088,611
Total Capital International SA 2.125% 1/10/19	2,000,000	2,020,600
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	429,160
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,280,999
5.375% 6/1/21	600,000	681,969
		31,745,058
TOTAL ENERGY		37,996,958
FINANCIALS - 35.1%
Banks - 18.4%
ABN AMRO Bank NV 2.5% 10/30/18 (e)	2,000,000	2,031,620
Australia & New Zealand Banking Group Ltd.:
1.25% 1/10/17	1,000,000	1,004,942
1.45% 5/15/18	570,000	564,845
1.875% 10/6/17	620,000	628,603
2.25% 6/13/19	2,000,000	2,011,426
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	946,000	969,650
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.:
1.5% 10/9/15	$ 500,000	$ 504,609
1.7% 8/25/17	1,428,000	1,429,271
2% 1/11/18	6,200,000	6,227,379
2.6% 1/15/19	5,495,000	5,548,560
2.65% 4/1/19	4,100,000	4,141,767
5.75% 12/1/17	1,150,000	1,289,901
Bank of America NA:
1.25% 2/14/17	600,000	601,060
5.3% 3/15/17	250,000	272,627
Bank of Montreal 2.5% 1/11/17	640,000	660,856
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,008,452
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.65% 2/26/18 (e)	590,000	587,644
2.7% 9/9/18 (e)	500,000	515,129
Barclays Bank PLC 2.5% 2/20/19	1,300,000	1,321,015
BNP Paribas 2.375% 9/14/17	3,000,000	3,065,388
BPCE SA:
1.625% 2/10/17	450,000	453,005
1.7% 4/25/16	2,000,000	2,022,600
2.5% 7/15/19	2,000,000	1,997,540
Capital One Bank NA:
1.3% 6/5/17	1,000,000	998,805
2.25% 2/13/19	1,000,000	1,002,384
CIT Group, Inc. 3.875% 2/19/19	1,090,000	1,103,625
Citigroup, Inc.:
1.3% 4/1/16	1,370,000	1,377,684
1.3% 11/15/16	767,000	769,298
1.55% 8/14/17	2,000,000	1,997,750
1.7% 7/25/16	4,000,000	4,046,652
1.75% 5/1/18	870,000	865,913
2.5% 7/29/19	2,000,000	2,007,956
2.55% 4/8/19	3,000,000	3,029,448
3.953% 6/15/16	1,310,000	1,377,005
6.125% 5/15/18	12,000	13,763
Comerica, Inc. 2.125% 5/23/19	345,000	344,714
Commonwealth Bank of Australia 2.25% 3/13/19	750,000	756,344
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	3,000,000	3,016,140
Credit Suisse AG 6% 2/15/18	1,680,000	1,897,165
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Credit Suisse New York Branch 2.3% 5/28/19	$ 3,000,000	$ 3,006,216
Discover Bank 2% 2/21/18	5,920,000	5,940,998
Fifth Third Bancorp:
2.3% 3/1/19	279,000	280,072
4.5% 6/1/18	3,024,000	3,290,224
5.45% 1/15/17	291,000	317,776
Fifth Third Bank:
1.45% 2/28/18	580,000	576,312
2.375% 4/25/19	1,000,000	1,008,923
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	719,938
HBOS PLC 6.75% 5/21/18 (e)	509,000	583,233
HSBC Bank PLC 1.5% 5/15/18 (e)	1,570,000	1,555,228
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	544,803
2.625% 9/24/18	262,000	269,664
Huntington Bancshares, Inc. 7% 12/15/20	180,000	216,772
Huntington National Bank:
1.3% 11/20/16	327,000	328,314
2.2% 4/1/19	1,000,000	1,000,711
Intesa Sanpaolo SpA 2.375% 1/13/17	3,250,000	3,292,611
JPMorgan Chase & Co.:
1.35% 2/15/17	2,500,000	2,509,550
1.625% 5/15/18	4,500,000	4,474,593
2% 8/15/17	1,500,000	1,524,404
2.35% 1/28/19	3,000,000	3,029,034
3.15% 7/5/16	600,000	623,794
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,990,061
KeyBank NA 1.65% 2/1/18	397,000	397,611
KeyCorp. 2.3% 12/13/18	2,000,000	2,018,104
Manufacturers & Traders Trust Co. 2.3% 1/30/19	1,100,000	1,109,805
Marshall & Ilsley Bank 5% 1/17/17	778,000	831,754
Mizuho Corporate Bank Ltd.:
1.55% 10/17/17 (e)	1,940,000	1,932,983
2.45% 4/16/19 (e)	1,400,000	1,410,265
Nordea Bank AB:
0.875% 5/13/16 (e)	860,000	860,775
2.375% 4/4/19 (e)	1,000,000	1,010,932
PNC Bank NA:
1.15% 11/1/16	2,564,000	2,576,602
1.3% 10/3/16	510,000	513,823
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Regions Bank 7.5% 5/15/18	$ 1,043,000	$ 1,230,725
Regions Financial Corp.:
2% 5/15/18	580,000	577,464
5.75% 6/15/15	589,000	611,771
7.75% 11/10/14	6,000	6,075
Royal Bank of Canada 1.5% 1/16/18	2,720,000	2,726,827
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,088,121
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	949,934
2.25% 7/11/19	3,500,000	3,510,661
2.45% 1/10/19	590,000	598,823
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	934,000
2.5% 5/1/19	550,000	555,387
3.5% 1/20/17	1,378,000	1,450,928
Svenska Handelsbanken AB 1.625% 3/21/18	2,000,000	2,000,534
The Toronto Dominion Bank:
2.125% 7/2/19	5,000,000	4,988,940
2.375% 10/19/16	1,230,000	1,270,065
2.625% 9/10/18	1,200,000	1,234,638
U.S. Bancorp 1.95% 11/15/18	2,000,000	2,012,372
Union Bank NA 1.5% 9/26/16	335,000	338,831
Wachovia Bank NA 6% 11/15/17	570,000	648,154
Wachovia Corp. 5.625% 10/15/16	590,000	645,296
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,297,732
2.15% 1/15/19	2,500,000	2,520,455
Westpac Banking Corp. 1.2% 5/19/17	1,100,000	1,100,166
		147,506,319
Capital Markets - 4.4%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	5,850,000	5,943,811
2.625% 1/31/19	3,000,000	3,036,408
3.625% 2/7/16	2,000,000	2,076,250
5.95% 1/18/18	1,693,000	1,910,381
6.15% 4/1/18	402,000	458,033
Lazard Group LLC:
4.25% 11/14/20	250,000	263,506
6.85% 6/15/17	669,000	758,582
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,016,942
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	$ 40,000	$ 45,438
6.875% 4/25/18	726,000	846,533
Morgan Stanley:
2.125% 4/25/18	580,000	583,479
2.375% 7/23/19	2,660,000	2,654,289
2.5% 1/24/19	1,750,000	1,770,125
4.75% 3/22/17	2,000,000	2,163,100
5.45% 1/9/17	1,200,000	1,314,323
5.625% 9/23/19	112,000	127,982
5.95% 12/28/17	383,000	433,224
7.3% 5/13/19	603,000	729,669
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,288,265
UBS AG Stamford Branch 1.375% 8/14/17	6,700,000	6,682,828
		35,103,168
Consumer Finance - 5.7%
American Express Co. 1.55% 5/22/18	3,000,000	2,972,781
American Express Credit Corp.:
1.3% 7/29/16	520,000	525,537
2.125% 3/18/19	1,520,000	1,523,713
American Honda Finance Corp.:
1.2% 7/14/17	5,000,000	4,997,300
1.5% 9/11/17 (e)	620,000	622,073
2.125% 10/10/18	500,000	507,319
Capital One Financial Corp.:
2.45% 4/24/19	450,000	452,597
3.15% 7/15/16	1,605,000	1,667,937
Caterpillar Financial Services Corp. 1% 11/25/16	3,155,000	3,163,642
Discover Financial Services 6.45% 6/12/17	399,000	449,367
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	606,424
2.75% 5/15/15	930,000	944,040
2.875% 10/1/18	2,500,000	2,573,960
3% 6/12/17	4,500,000	4,666,478
General Electric Capital Corp.:
1% 1/8/16	727,000	730,738
1.5% 7/12/16	2,200,000	2,229,550
1.6% 11/20/17	1,860,000	1,871,385
1.625% 4/2/18	2,370,000	2,380,006
2.25% 11/9/15	886,000	903,640
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
2.3% 1/14/19	$ 3,000,000	$ 3,055,872
2.9% 1/9/17	640,000	666,402
2.95% 5/9/16	255,000	265,068
3.35% 10/17/16	610,000	641,429
6.375% 11/15/67 (g)	1,275,000	1,413,848
Hyundai Capital America:
1.45% 2/6/17 (e)	632,000	632,533
1.625% 10/2/15 (e)	246,000	247,863
2.125% 10/2/17 (e)	224,000	227,050
2.55% 2/6/19 (e)	1,759,000	1,782,279
2.875% 8/9/18 (e)	240,000	247,562
Synchrony Financial 1.875% 8/15/17	173,000	174,355
Toyota Motor Credit Corp. 2% 10/24/18	2,500,000	2,521,508
		45,664,256
Diversified Financial Services - 0.8%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	240,197
BP Capital Markets PLC:
2.248% 11/1/16	620,000	637,346
3.2% 3/11/16	610,000	634,139
Deutsche Bank AG London Branch:
1.4% 2/13/17	1,000,000	1,001,796
2.5% 2/13/19	2,250,000	2,284,778
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	347,000	354,599
MassMutual Global Funding II 2.35% 4/9/19 (e)	1,000,000	1,011,189
TECO Finance, Inc.:
4% 3/15/16	171,000	179,239
5.15% 3/15/20	252,000	283,733
		6,627,016
Insurance - 2.4%
AIA Group Ltd. 2.25% 3/11/19 (e)	200,000	199,957
American International Group, Inc.:
2.3% 7/16/19	304,000	305,207
5.45% 5/18/17	3,000,000	3,324,438
Aon Corp. 3.5% 9/30/15	1,911,000	1,970,115
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	85,101
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	620,000	628,061
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	$ 259,000	$ 268,065
Hartford Financial Services Group, Inc.:
4% 3/30/15	1,000,000	1,019,533
5.375% 3/15/17	18,000	19,767
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	599,000	662,241
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	517,000	528,295
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	271,164
5% 6/15/15	175,000	181,337
Metropolitan Life Global Funding I:
1.3% 4/10/17 (e)	1,500,000	1,501,412
1.5% 1/10/18 (e)	1,431,000	1,426,190
2.5% 9/29/15 (e)	750,000	766,216
Pacific LifeCorp 6% 2/10/20 (e)	321,000	368,540
Pricoa Global Funding I:
1.15% 11/25/16 (e)	2,000,000	2,005,466
1.6% 5/29/18 (e)	967,000	959,229
Symetra Financial Corp. 6.125% 4/1/16 (e)	892,000	951,342
Unum Group:
5.625% 9/15/20	737,000	844,162
7.125% 9/30/16	704,000	790,420
		19,076,258
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,291
DDR Corp.:
4.75% 4/15/18	1,290,000	1,397,884
7.5% 4/1/17	389,000	444,920
Duke Realty LP:
5.95% 2/15/17	354,000	390,422
6.75% 3/15/20	35,000	41,675
8.25% 8/15/19	7,000	8,779
Equity One, Inc.:
6% 9/15/17	509,000	565,660
6.25% 1/15/17	74,000	81,598
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,816
6.2% 1/15/17	94,000	104,791
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,026,181
HCP, Inc. 3.75% 2/1/16	272,000	283,036
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Health Care Property Investors, Inc. 6% 1/30/17	$ 750,000	$ 833,128
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	253,288
4.7% 9/15/17	436,000	475,499
HRPT Properties Trust:
5.75% 11/1/15	211,000	216,664
6.25% 6/15/17	186,000	199,121
6.65% 1/15/18	95,000	105,345
Simon Property Group LP:
2.15% 9/15/17	1,000,000	1,025,517
2.2% 2/1/19	462,000	467,459
2.8% 1/30/17	142,000	147,626
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	463,308
		10,739,008
Real Estate Management & Development - 2.1%
BioMed Realty LP:
2.625% 5/1/19	208,000	208,060
3.85% 4/15/16	1,000,000	1,045,418
4.25% 7/15/22	277,000	288,091
6.125% 4/15/20	6,000	6,937
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	55,248
5.7% 5/1/17	369,000	403,833
6% 4/1/16	124,000	132,722
ERP Operating LP:
2.375% 7/1/19	391,000	393,125
5.375% 8/1/16	240,000	260,487
5.75% 6/15/17	1,003,000	1,122,912
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,252,217
Liberty Property LP:
4.75% 10/1/20	1,045,000	1,132,020
5.125% 3/2/15	170,000	173,642
5.5% 12/15/16	2,260,000	2,460,528
6.625% 10/1/17	1,082,000	1,232,445
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	443,556
4.5% 4/18/22	185,000	187,920
7.75% 8/15/19	1,064,000	1,277,214
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	405,000	435,439
Reckson Operating Partnership LP 6% 3/31/16	152,000	162,495
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Regency Centers LP:
5.25% 8/1/15	$ 522,000	$ 543,369
5.875% 6/15/17	244,000	271,557
Tanger Properties LP:
6.125% 6/1/20	606,000	706,099
6.15% 11/15/15	615,000	654,230
Ventas Realty LP:
1.25% 4/17/17	263,000	262,633
1.55% 9/26/16	346,000	349,693
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	395,709
		16,857,599
TOTAL FINANCIALS		281,573,624
HEALTH CARE - 2.1%
Biotechnology - 0.3%
Amgen, Inc.:
1.25% 5/22/17	1,500,000	1,499,627
5.85% 6/1/17	446,000	498,830
Celgene Corp. 2.45% 10/15/15	56,000	57,019
		2,055,476
Health Care Providers & Services - 1.3%
Aetna, Inc. 1.5% 11/15/17	77,000	77,247
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	293,810
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,495,998
2.25% 6/15/19	1,000,000	995,113
Express Scripts, Inc. 3.125% 5/15/16	555,000	576,176
McKesson Corp. 2.284% 3/15/19	686,000	686,314
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,132,594
UnitedHealth Group, Inc. 1.4% 10/15/17	2,128,000	2,129,015
WellPoint, Inc.:
1.875% 1/15/18	326,000	327,395
2.25% 8/15/19	2,950,000	2,935,831
		10,649,493
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 136,000	$ 136,115
2.4% 2/1/19	86,000	86,887
		223,002
Pharmaceuticals - 0.5%
AbbVie, Inc. 1.75% 11/6/17	1,062,000	1,067,420
Actavis Funding SCS 2.45% 6/15/19 (e)	352,000	350,840
Mylan, Inc. 1.35% 11/29/16	160,000	160,191
Perrigo Co. PLC 1.3% 11/8/16 (e)	200,000	199,771
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,019,051
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	210,000	210,881
Zoetis, Inc. 1.875% 2/1/18	596,000	596,116
		3,604,270
TOTAL HEALTH CARE		16,532,241
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.3%
L-3 Communications Corp. 1.5% 5/28/17	2,500,000	2,487,733
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	218,552	232,758
6.795% 2/2/20	9,535	10,047
6.9% 7/2/19	84,222	90,117
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	194,708	210,528
8.36% 1/20/19	146,456	162,567
		706,017
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6% 10/15/17	442,000	501,209
Roper Industries, Inc. 2.05% 10/1/18	840,000	838,909
		1,340,118
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	$ 500,000	$ 505,000
4.75% 3/1/20	605,000	644,325
		1,149,325
TOTAL INDUSTRIALS		5,683,193
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	1,500,000	1,510,382
Electronic Equipment & Components - 0.6%
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,016,170
2.375% 12/17/18	99,000	99,893
6.55% 10/1/17	1,135,000	1,300,217
		4,416,280
IT Services - 0.6%
MasterCard, Inc. 2% 4/1/19	289,000	289,209
The Western Union Co.:
2.375% 12/10/15	277,000	281,814
2.875% 12/10/17	773,000	798,634
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,628,263
2.95% 3/15/17	1,057,000	1,099,626
		5,097,546
Software - 0.2%
Oracle Corp. 2.25% 10/8/19	1,552,000	1,558,466
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1% 5/3/18	1,730,000	1,696,033
2.85% 5/6/21	850,000	865,436
		2,561,469
TOTAL INFORMATION TECHNOLOGY		15,144,143
MATERIALS - 2.3%
Chemicals - 0.5%
Ecolab, Inc. 1.45% 12/8/17	335,000	334,635
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Chemicals - continued
Monsanto Co. 2.125% 7/15/19	$ 3,000,000	$ 3,002,952
Sherwin-Williams Co. 1.35% 12/15/17	620,000	618,726
		3,956,313
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	350,137
Metals & Mining - 1.7%
Anglo American Capital PLC:
1.1836% 4/15/16 (e)(g)	1,624,000	1,633,634
4.125% 4/15/21 (e)	620,000	640,068
9.375% 4/8/19 (e)	630,000	805,095
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (e)	630,000	659,556
Freeport-McMoRan Copper & Gold, Inc. 2.375% 3/15/18	4,000,000	4,054,536
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	2,440,000	2,471,234
Teck Resources Ltd. 3% 3/1/19	3,000,000	3,062,937
Vale Overseas Ltd. 6.25% 1/23/17	403,000	448,640
		13,775,700
TOTAL MATERIALS		18,082,150
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,618,754
2.375% 11/27/18	2,000,000	2,037,332
British Telecommunications PLC:
1.25% 2/14/17	1,000,000	999,809
1.625% 6/28/16	3,314,000	3,351,461
2.35% 2/14/19	1,296,000	1,309,494
CenturyLink, Inc. 6.15% 9/15/19	592,000	646,760
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (e)	923,000	955,147
5.75% 3/23/16	2,000,000	2,148,410
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,302,383
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	613,812
1.35% 6/9/17	750,000	750,115
2% 11/1/16	1,279,000	1,303,883
2.5% 9/15/16	1,500,000	1,546,484
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.: - continued
2.625% 2/21/20 (e)	$ 2,913,000	$ 2,921,622
3% 4/1/16	621,000	642,186
		22,147,652
Wireless Telecommunication Services - 1.4%
America Movil S.A.B. de CV:
2.375% 9/8/16	2,646,000	2,710,298
3.625% 3/30/15	600,000	609,708
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,601,149
1.625% 3/20/17	5,400,000	5,433,745
		11,354,900
TOTAL TELECOMMUNICATION SERVICES		33,502,552
UTILITIES - 3.9%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	585,538
American Electric Power Co., Inc. 1.65% 12/15/17	827,000	830,047
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,679
Duke Energy Corp.:
0.6118% 4/3/17 (g)	894,000	896,520
1.625% 8/15/17	304,000	306,106
2.1% 6/15/18	395,000	398,394
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (e)	48,000	56,803
Edison International 3.75% 9/15/17	431,000	458,397
Exelon Corp. 4.9% 6/15/15	3,180,000	3,285,904
FirstEnergy Corp.:
2.75% 3/15/18	3,092,000	3,127,023
4.25% 3/15/23	600,000	604,993
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	728,047
Hydro-Quebec 2% 6/30/16	2,500,000	2,558,938
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	485,249
3.75% 11/15/20	2,000	2,105
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,821,315
6.5% 8/1/18	273,000	320,947
Northeast Utilities 1.45% 5/1/18	153,000	151,523
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pennsylvania Electric Co. 6.05% 9/1/17	$ 115,000	$ 129,413
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	464,610
		17,401,551
Gas Utilities - 0.1%
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,096,000	1,226,928
Independent Power Producers & Energy Traders - 0.4%
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,905,061
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,118
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,211,394
2.5341% 9/30/66 (g)	651,000	601,437
7.5% 6/30/66 (g)	567,000	613,494
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17	1,000,000	994,339
2% 11/15/18	544,000	544,577
National Grid PLC 6.3% 8/1/16	248,000	272,755
NiSource Finance Corp.:
3.85% 2/15/23	700,000	725,779
5.25% 9/15/17	402,000	445,687
5.45% 9/15/20	43,000	48,946
6.4% 3/15/18	230,000	264,982
PG&E Corp. 2.4% 3/1/19	74,000	74,714
Puget Energy, Inc. 6.5% 12/15/20	253,000	302,623
Sempra Energy 2.3% 4/1/17	1,435,000	1,470,373
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	471,593
		10,113,811
TOTAL UTILITIES		31,647,351
TOTAL NONCONVERTIBLE BONDS (Cost $493,838,931)		504,686,373
U.S. Government and Government Agency Obligations - 11.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.8%
Freddie Mac:
0.875% 10/14/16	$ 2,993,000	$ 3,005,382
1% 9/29/17	3,158,000	3,148,684
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,154,066
U.S. Treasury Obligations - 10.7%
U.S. Treasury Notes:
0.5% 7/31/16 (d)	16,697,000	16,704,831
0.5% 7/31/17	31,000,000	30,602,823
0.625% 12/15/16 (f)	22,044,000	22,028,503
0.75% 1/15/17	11,748,000	11,762,685
1.625% 6/30/19	5,000,000	5,004,295
TOTAL U.S. TREASURY OBLIGATIONS		86,103,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $92,166,361)		92,257,203
U.S. Government Agency - Mortgage Securities - 1.0%

Fannie Mae - 0.7%
2.319% 11/1/36 (g)	199,153	212,739
2.364% 12/1/33 (g)	821,537	873,444
2.371% 7/1/35 (g)	100,607	107,058
2.481% 4/1/35 (g)	490,851	526,431
2.542% 6/1/42 (g)	79,305	81,711
2.691% 2/1/42 (g)	732,629	759,771
2.771% 1/1/42 (g)	662,258	688,214
2.949% 11/1/40 (g)	45,665	47,883
2.982% 9/1/41 (g)	51,760	54,112
3.083% 10/1/41 (g)	32,026	33,390
3.202% 1/1/40 (g)	208,422	217,701
3.23% 7/1/41 (g)	87,467	92,069
3.326% 10/1/41 (g)	42,581	44,637
3.488% 3/1/40 (g)	128,396	134,317
3.553% 7/1/41 (g)	88,672	93,776
3.603% 3/1/40 (g)	203,454	217,408
3.607% 12/1/39 (g)	58,945	63,192
4.5% 3/1/35	50,126	54,488
6% 5/1/16 to 4/1/17	57,157	59,367
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
6.5% 12/1/14 to 8/1/36	$ 770,525	$ 876,322
7% 9/1/18 to 6/1/33	428,928	500,576
7.5% 8/1/17 to 3/1/28	142,330	167,379
8.5% 5/1/21 to 9/1/25	11,631	13,641
9.5% 2/1/25	768	868
10.5% 8/1/20	7,420	8,449
12.5% 4/1/15	392	396
TOTAL FANNIE MAE		5,929,339
Freddie Mac - 0.3%
3.237% 4/1/41 (g)	52,981	55,634
3.237% 9/1/41 (g)	52,467	55,201
3.28% 6/1/41 (g)	70,940	74,520
3.469% 5/1/41 (g)	59,661	63,002
3.559% 4/1/40 (g)	148,625	158,769
3.59% 2/1/40 (g)	236,585	248,773
3.62% 4/1/40 (g)	115,797	121,997
3.637% 6/1/41 (g)	95,520	100,948
3.677% 5/1/41 (g)	73,665	77,626
4.5% 8/1/18	369,007	389,145
5% 3/1/19	653,652	692,604
8.5% 9/1/24 to 8/1/27	34,298	41,315
TOTAL FREDDIE MAC		2,079,534
Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	99,260	116,105
7.5% 2/15/28 to 10/15/28	3,737	4,445
8% 6/15/24	90	105
8.5% 10/15/21	28,494	32,993
11% 7/20/19 to 8/20/19	1,780	2,045
TOTAL GINNIE MAE		155,693
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,885,522)		8,164,566
Asset-Backed Securities - 8.0%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (g)	$ 56,669	$ 49,253
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (g)	40,818	40,587
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	293,846
Series 2012-5 Class A, 1.54% 9/15/19	9,977,000	9,952,147
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,420,781
Series 2014-4 Class A2, 1.43% 6/17/19	3,000,000	2,997,615
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	906,000	906,560
AmeriCredit Auto Receivables Trust:
Series 2013-5 Class A3, 0.9% 9/10/18	714,000	714,511
Series 2014-2 Class A3, 0.94% 2/8/19	1,300,000	1,300,016
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (g)	6,551	6,003
Series 2004-R2 Class M3, 0.98% 4/25/34 (g)	10,238	6,577
Series 2005-R2 Class M1, 0.605% 4/25/35 (g)	45,420	45,326
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (g)	4,092	3,886
Series 2004-W11 Class M2, 1.205% 11/25/34 (g)	63,962	61,472
Series 2004-W7 Class M1, 0.98% 5/25/34 (g)	185,706	179,877
Series 2006-W4 Class A2C, 0.315% 5/25/36 (g)	136,510	47,791
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.98% 4/25/34 (g)	161,302	148,093
Series 2006-HE2 Class M1, 0.525% 3/25/36 (g)	3,657	384
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.28% 2/25/35 (g)	413,777	385,481
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,000,000	1,001,914
Series 2014-3 Class A2, 1.18% 12/20/17	1,176,000	1,175,812
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	2,365,000	2,361,921
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (g)	205,465	139,297
CIT Equipment Collateral Series 2013-VT1 Class A3, 1.13% 7/20/20 (e)	4,238,000	4,252,197
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	1,390,000	1,394,031
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (g)	9,741	8,598
Series 2004-3 Class M4, 1.61% 4/25/34 (g)	9,018	6,463
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2004-4 Class M2, 0.95% 6/25/34 (g)	$ 17,983	$ 16,978
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (e)	1,000,000	1,000,228
Series 2014-2 Class A2, 1.05% 3/20/20 (e)	2,700,000	2,701,485
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (g)	4,436	4,132
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (g)	33,155	29,364
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	3,310,000	3,371,066
Series 2012-5 Class A, 1.49% 9/15/19	3,055,000	3,052,889
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,321,650
Series 2014-1 Class A1, 1.2% 2/15/19	3,000,000	2,996,232
Series 2014-4 Class A1, 1.4% 8/15/19	9,000,000	8,979,228
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.89% 1/25/35 (g)	81,136	67,116
Class M4, 1.175% 1/25/35 (g)	39,567	22,228
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(g)	217,586	185,834
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(g)	5,942	5,741
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(g)	146,900	139,610
Class B, 0.435% 11/15/34 (e)(g)	53,300	49,037
Class C, 0.535% 11/15/34 (e)(g)	87,966	76,755
Class D, 0.905% 11/15/34 (e)(g)	33,367	28,654
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	54,683	2,625
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (g)	36,983	35,122
Series 2003-3 Class M1, 1.445% 8/25/33 (g)	43,578	42,154
Series 2003-5 Class A2, 0.855% 12/25/33 (g)	2,817	2,650
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (g)	141,116	87,783
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (e)	1,200,000	1,199,569
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.452% 7/25/36 (g)	25,000	4,298
Series 2007-CH1 Class AV4, 0.285% 11/25/36 (g)	116,004	114,818
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (g)	21,552	21,445
Series 2006-A Class 2C, 1.3839% 3/27/42 (g)	392,000	65,328
Asset-Backed Securities - continued
	Principal Amount	Value
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (g)	$ 52,769	$ 524
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (e)	1,750,000	1,752,917
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (g)	16,412	12,991
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (g)	61,206	56,023
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (g)	66,712	60,042
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (g)	214,571	204,886
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (g)	4,895	4,533
Series 2004-NC8 Class M6, 2.03% 9/25/34 (g)	64,249	54,420
Series 2005-NC1 Class M1, 0.815% 1/25/35 (g)	45,536	43,234
Series 2005-NC2 Class B1, 1.91% 3/25/35 (g)	27,794	912
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (g)	162,650	150,835
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (g)	60,741	54,397
Class M4, 2.33% 9/25/34 (g)	77,891	47,770
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (g)	126,217	110,870
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (g)	582	547
Santander Drive Auto Receivables Trust:
Series 2013-4 Class B, 2.16% 1/15/20	280,000	285,841
Series 2013-5 Class A3, 0.82% 2/15/18	2,500,000	2,502,725
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (g)	107,485	98,315
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (g)	103,845	100,101
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (g)	5,489	4,483
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (g)	2,472	2,222
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7921% 4/6/42 (e)(g)	316,998	142,649
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (e)	3,104,000	3,100,024
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (e)(g)	203,978	205,953
TOTAL ASSET-BACKED SECURITIES (Cost $63,238,985)		64,521,672
Collateralized Mortgage Obligations - 1.3%
	Principal Amount	Value
Private Sponsor - 0.8%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (e)(g)	$ 808,823	$ 833,549
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2555% 12/20/54 (g)	25,291	24,833
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (e)(g)	791,023	784,537
Class C2, 1.3555% 12/20/54 (e)(g)	578,000	567,307
Series 2006-2 Class C1, 1.0955% 12/20/54 (g)	463,000	449,573
Series 2006-3 Class C2, 1.1555% 12/20/54 (g)	128,000	124,723
Series 2006-4:
Class B1, 0.3355% 12/20/54 (g)	521,000	505,214
Class C1, 0.9155% 12/20/54 (g)	319,000	306,400
Class M1, 0.4955% 12/20/54 (g)	137,000	132,493
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (g)	258,000	244,997
Class 1M1, 0.4555% 12/20/54 (g)	172,000	166,857
Class 2C1, 1.0155% 12/20/54 (g)	117,000	113,549
Class 2M1, 0.6555% 12/20/54 (g)	222,000	216,783
Series 2007-2 Class 2C1, 1.015% 12/17/54 (g)	308,000	298,914
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (g)	144,427	144,230
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6836% 1/20/44 (g)	36,767	38,857
Series 2004-1 Class 2A1, 0.551% 3/20/44 (g)	702,332	699,959
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (g)	43,377	36,109
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (g)	87,560	79,400
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (e)(g)	63,122	57,861
Class B6, 3.007% 6/10/35 (e)(g)	105,010	97,522
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (g)	3,030	2,920
TOTAL PRIVATE SPONSOR		5,926,587
U.S. Government Agency - 0.5%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	559,813	594,191
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	$ 13,170	$ 13,786
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	5,795	5,815
Series 2010-123 Class DL, 3.5% 11/25/25	159,121	164,788
Series 2010-143 Class B, 3.5% 12/25/25	268,107	279,149
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	42,186	43,914
Series 2363 Class PF, 6% 9/15/16	48,347	50,112
Series 3820 Class DA, 4% 11/15/35	390,253	416,931
Series 4176 Class BA, 3% 2/15/33	538,435	556,696
Series 3777 Class AC, 3.5% 12/15/25	727,691	769,262
Series 3949 Class MK, 4.5% 10/15/34	331,292	358,262
Series 4181 Class LA, 3% 3/15/37	765,179	789,471
Ginnie Mae guaranteed REMIC pass-thru certificates floater sequential payer Series 2011-150 Class D, 3% 4/20/37	93,857	95,247
TOTAL U.S. GOVERNMENT AGENCY		4,137,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,227,988)		10,064,211
Commercial Mortgage Securities - 7.2%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (e)	660,561	685,451
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (g)(i)	69,217	1,523
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7129% 5/10/45 (g)	60,397	61,315
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	440,220
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	851,691	917,574
Series 2006-6 Class E, 5.619% 10/10/45 (e)	125,000	15,853
Series 2007-3 Class A3, 5.5647% 6/10/49 (g)	259,457	259,092
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (e)(g)	4,534	4,090
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(g)	$ 104,844	$ 92,016
Class B1, 1.555% 1/25/36 (e)(g)	4,880	882
Class M1, 0.605% 1/25/36 (e)(g)	33,821	19,892
Class M2, 0.625% 1/25/36 (e)(g)	10,146	5,734
Class M3, 0.655% 1/25/36 (e)(g)	14,818	7,966
Class M4, 0.765% 1/25/36 (e)(g)	8,195	4,272
Class M5, 0.805% 1/25/36 (e)(g)	8,195	3,250
Class M6, 0.855% 1/25/36 (e)(g)	8,704	2,672
Series 2006-3A Class M4, 0.585% 10/25/36 (e)(g)	6,852	1,043
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(g)	73,027	53,260
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(g)	74,757	64,887
Class A2, 0.475% 7/25/37 (e)(g)	69,891	50,851
Class M1, 0.525% 7/25/37 (e)(g)	24,543	7,345
Class M2, 0.565% 7/25/37 (e)(g)	13,259	1,716
Class M3, 0.645% 7/25/37 (e)(g)	13,376	950
Class M4, 0.805% 7/25/37 (e)(g)	484	10
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(g)	64,949	47,171
Class M1, 0.465% 7/25/37 (e)(g)	14,408	9,259
Class M2, 0.495% 7/25/37 (e)(g)	15,458	8,823
Class M3, 0.525% 7/25/37 (e)(g)	23,847	8,915
Class M4, 0.655% 7/25/37 (e)(g)	37,732	8,177
Class M5, 0.755% 7/25/37 (e)(g)	18,699	3,035
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(g)	29,534	6,072
Class M2, 1.202% 9/25/37 (e)(g)	24,093	2,051
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	666,168	27,585
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (e)(g)	23,054	23,084
Class J, 0.855% 3/15/22 (e)(g)	76,569	75,100
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	787,259	845,967
Series 2006-PW14 Class A1A, 5.189% 12/11/38	415,735	448,234
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (g)	838,625	888,384
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (g)	676,098	723,125
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.2917% 6/11/50 (e)(g)(i)	$ 10,961,909	$ 52,244
Series 2007-T28 Class X2, 0.1374% 9/11/42 (e)(g)(i)	6,730,010	13,426
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(g)	52,903	51,437
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	871,849	955,837
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (e)(g)(i)	454,454	2,671
Citigroup Commercial Mortgage Trust sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	1,162,000	1,252,298
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	140,236	142,318
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (g)	1,316,227	1,382,439
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	233,010
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.053% 6/11/27 (e)(g)	1,500,000	1,502,078
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,169,528
Series 2014-CR15 Class A2, 2.968% 2/10/47	884,000	910,523
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	815,255
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	2,004,884
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (e)(g)	14,378	14,396
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (g)	1,137,803	1,211,820
Series 2006-C8:
Class A1A, 5.292% 12/10/46	787,987	851,233
Class A4, 5.306% 12/10/46	790,000	847,946
Series 2004-LB4A Class A5, 4.84% 10/15/37	674,909	675,850
Series 2006-C7 Class A4, 5.7523% 6/10/46 (g)	206,430	219,744
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	468,873
Series 2007-C3 Class A4, 5.7022% 6/15/39 (g)	79,017	85,060
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(g)	771,000	755,752
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.463% 8/15/36 (g)(i)	$ 9,070	$ 14
Series 2001-CKN5 Class AX, 0% 9/15/34 (e)(g)(i)	824	0
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(g)	6,258	6,257
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(g)	330,000	41,274
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (e)(g)	810,000	811,098
Class B, 1.45% 4/15/27 (e)(g)	711,000	710,318
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (e)(g)	478,564	478,564
Class A2FL, 0.856% 12/5/31 (e)(g)	630,000	629,809
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,224,919
Series 2001-1 Class X1, 1.6605% 5/15/33 (e)(g)(i)	19,208	2
Series 2006-C1 Class A1A, 5.279% 3/10/44 (g)	481,529	506,763
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,179,339
Series 2007-GG11 Class A1, 0.2924% 12/10/49 (e)(g)(i)	3,053,177	76
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (g)	428,762	450,559
Class A4, 5.553% 4/10/38 (g)	465,000	485,832
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	150,000	151,380
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (e)(g)	487,000	487,040
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	468,139	503,706
Class A4, 5.56% 11/10/39 (g)	399,000	428,283
Series 2012-GC6 Class A1, 1.282% 1/10/45	105,812	106,318
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (e)(g)	486,000	486,137
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	110,000	112,099
Class DFX, 4.4065% 11/5/30 (e)	1,039,000	1,063,737
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (e)(g)	$ 19,001	$ 18,807
Class F, 0.485% 11/15/18 (e)(g)	44,014	42,789
Class G, 0.515% 11/15/18 (e)(g)	38,259	36,239
Class H, 0.655% 11/15/18 (e)(g)	29,463	27,657
Series 2014-BXH Class A, 1.056% 4/15/27 (e)(g)	1,100,000	1,100,730
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	10,439	10,424
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	422,494	453,727
Series 2007-LD11:
Class A2, 5.79% 6/15/49 (g)	19,416	19,453
Class A4, 5.805% 6/15/49 (g)	29,781	32,383
Series 2007-LDPX Class A3, 5.42% 1/15/49	562,428	608,776
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (g)	1,010,849	1,084,963
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	626,092	632,020
Series 2006-C6 Class A4, 5.372% 9/15/39	233,000	250,105
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	114,966
Series 2007-C1 Class A4, 5.424% 2/15/40	27,669	29,977
Series 2007-C2 Class A3, 5.43% 2/15/40	85,174	92,749
Series 2006-C6 Class A1A, 5.342% 9/15/39 (g)	926,857	996,895
Series 2007-C7:
Class A3, 5.866% 9/15/45	1,254,971	1,395,760
Class XCP, 0.2789% 9/15/45 (g)(i)	12,171,718	8,751
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (g)	231,745	240,996
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(g)	188,000	178,952
Series 2006-C2 Class A1A, 5.739% 8/12/43 (g)	729,272	784,303
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (g)	10,758	10,756
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	72,142	74,156
Series 2007-5 Class A4, 5.378% 8/12/48	8,784	9,407
Series 2006-4 Class XP, 0.6181% 12/12/49 (g)(i)	2,681,000	4,678
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	66,685
Series 2007-7 Class B, 5.7432% 6/12/50 (g)	19,000	756
Morgan Stanley BAML Trust Series 2014-C14 Class A2, 3.077% 2/15/47	817,000	841,150
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	$ 40,774	$ 36,697
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (e)(g)	205,727	205,623
Class C, 0.315% 10/15/20 (e)(g)	124,000	123,529
Class D, 0.345% 10/15/20 (e)(g)	76,067	75,486
Class E, 0.405% 10/15/20 (e)(g)	95,138	94,076
Class F, 0.455% 10/15/20 (e)(g)	57,094	56,171
Class G, 0.495% 10/15/20 (e)(g)	70,577	68,731
Class H, 0.585% 10/15/20 (e)(g)	44,426	41,042
Class J, 0.735% 10/15/20 (e)(g)	25,649	21,131
sequential payer Series 2007-IQ13 Class A1A, 5.31% 3/15/44	360,303	391,784
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	708,993	754,837
Series 2006-IQ11 Class A1A, 5.6454% 10/15/42 (g)	857,704	909,389
Series 2006-T23 Class A3, 5.8054% 8/12/41 (g)	94,806	94,789
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (g)	948,205	1,045,597
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	51,397	54,322
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (e)(g)	518,000	519,514
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	528,973
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (e)(g)	101,431	99,438
Class J, 0.755% 9/15/21 (e)(g)	45,086	43,298
Series 2007-WHL8:
Class F, 0.635% 6/15/20 (e)(g)	526,588	505,910
Class LXR1, 0.855% 6/15/20 (e)(g)	26,291	25,758
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	1,372,727	1,486,604
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	249,768
Series 2007-C32 Class A3, 5.7453% 6/15/49 (g)	367,000	400,187
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (g)	2,670,000	2,895,743
Class A5, 5.9414% 2/15/51 (g)	143,000	157,775
Series 2005-C22 Class F, 5.3703% 12/15/44 (e)(g)	360,000	98,562
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	873,986	919,424
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	766,796	811,619
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C25 Class A1A, 5.7146% 5/15/43 (g)	$ 771,351	$ 822,886
Series 2006-C26 Class A1A, 6.009% 6/15/45 (g)	837,182	898,663
Series 2006-C27:
Class A1A, 5.749% 7/15/45 (g)	445,387	479,947
Class A3, 5.765% 7/15/45 (g)	813,731	860,114
Series 2007-C31 Class C, 5.6724% 4/15/47 (g)	59,000	56,868
Series 2007-C31A Class A2, 5.421% 4/15/47	76,786	76,814
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,303,433
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $55,985,949)		57,692,504
Municipal Securities - 0.3%

Illinois Gen. Oblig.:
Series 2011, 5.877% 3/1/19	1,575,000	1,761,590
Series 2013, 2.69% 12/1/17	500,000	506,520
TOTAL MUNICIPAL SECURITIES (Cost $2,259,960)		2,268,110
Foreign Government and Government Agency Obligations - 1.0%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	520,000	534,560
6.369% 6/16/18 (e)	962,000	1,072,341
Brazilian Federative Republic 6% 1/17/17	2,000,000	2,210,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,358,422
Ontario Province 1% 7/22/16	3,000,000	3,019,449
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,079,728)		8,194,772
Bank Notes - 0.1%

Union Bank NA 2.125% 6/16/17 (Cost $697,893)	700,000	712,853
Fixed-Income Funds - 1.4%
	Shares	Value
Fidelity Specialized High Income Central Fund (h) (Cost $10,792,100)	104,564	$ 11,259,497
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 0.11% (a) (Cost $39,704,227)	39,704,227	39,704,227
Cash Equivalents - 1.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $15,313,000)	$ 15,313,100	15,313,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $797,190,644)		814,838,988
NET OTHER ASSETS (LIABILITIES) (j) - (1.6)%		(12,492,809)
NET ASSETS - 100%		$ 802,346,179
Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 67,348	$ (31,225)	$ -	$ (31,225)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,158,034 or 11.2% of net assets.

(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $120,915.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Includes cash collateral of $500 from securities on loan.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,313,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 13,234,083
HSBC Securities (USA), Inc.	2,078,917
$ 15,313,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,459
Fidelity Specialized High Income Central Fund	521,295
Total	$ 541,754
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,438,117	$ 5,524,562	$ -	$ 11,259,497	2.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 504,686,373	$ -	$ 504,686,373	$ -
U.S. Government and Government Agency Obligations	92,257,203	-	92,257,203	-
U.S. Government Agency - Mortgage Securities	8,164,566	-	8,164,566	-
Asset-Backed Securities	64,521,672	-	64,378,111	143,561
Collateralized Mortgage Obligations	10,064,211	-	9,908,828	155,383
Commercial Mortgage Securities	57,692,504	-	57,634,676	57,828
Municipal Securities	2,268,110	-	2,268,110	-
Foreign Government and Government Agency Obligations	8,194,772	-	8,194,772	-
Bank Notes	712,853	-	712,853	-
Fixed-Income Funds	11,259,497	11,259,497	-	-
Money Market Funds	39,704,227	39,704,227	-	-
Cash Equivalents	15,313,000	-	15,313,000	-
Total Investments in Securities:	$ 814,838,988	$ 50,963,724	$ 763,518,492	$ 356,772
Derivative Instruments:
Liabilities
Swaps	$ (31,225)	$ -	$ (31,225)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (31,225)
Total Value of Derivatives	$ -	$ (31,225)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.2%
United Kingdom	4.2%
Canada	3.5%
Netherlands	1.5%
France	1.4%
Japan	1.2%
Mexico	1.1%
Others (Individually Less Than 1%)	3.9%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $15,313,000) - See accompanying schedule: Unaffiliated issuers (cost $746,694,317)	$ 763,875,264
Fidelity Central Funds (cost $50,496,327)	50,963,724
Total Investments (cost $797,190,644)		$ 814,838,988
Cash		543
Receivable for investments sold		54,606
Receivable for swaps		267
Receivable for fund shares sold		6,874,562
Interest receivable		4,288,397
Distributions receivable from Fidelity Central Funds		3,670
Other receivables		81,039
Total assets		826,142,072

Liabilities
Payable for investments purchased	$ 7,223,416
Payable for fund shares redeemed	584,120
Distributions payable	94,316
Bi-lateral OTC swaps, at value	31,225
Accrued management fee	196,383
Distribution and service plan fees payable	138,757
Other affiliated payables	119,038
Other payables and accrued expenses	95,138
Collateral on securities loaned, at value	15,313,500
Total liabilities		23,795,893

Net Assets		$ 802,346,179
Net Assets consist of:
Paid in capital		$ 809,802,326
Undistributed net investment income		1,783,383
Accumulated undistributed net realized gain (loss) on investments		(26,856,649)
Net unrealized appreciation (depreciation) on investments		17,617,119
Net Assets		$ 802,346,179

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($215,800,421 ÷ 18,727,729 shares)	$ 11.52

Maximum offering price per share (100/97.25 of $11.52)	$ 11.85
Class T: Net Asset Value and redemption price per share ($198,509,757 ÷ 17,216,828 shares)	$ 11.53

Maximum offering price per share (100/97.25 of $11.53)	$ 11.86
Class B: Net Asset Value and offering price per share ($1,506,968 ÷ 130,939 shares)A	$ 11.51

Class C: Net Asset Value and offering price per share ($64,332,603 ÷ 5,595,705 shares)A	$ 11.50

Fidelity Limited Term Bond Fund: Net Asset Value, offering price and redemption price per share ($147,628,793 ÷ 12,779,480 shares)	$ 11.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($174,567,637 ÷ 15,108,320 shares)	$ 11.55

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 14,972,794
Income from Fidelity Central Funds		541,754
Total income		15,514,548

Expenses
Management fee	$ 1,721,578
Transfer agent fees	936,420
Distribution and service plan fees	1,471,416
Accounting and security lending fees	33,253
Fund wide operations fee	180,753
Custodian fees and expenses	3,423
Independent trustees' compensation	2,340
Registration fees	36,548
Audit	15,175
Legal	702
Miscellaneous	3,211
Total expenses before reductions	4,404,819
Expense reductions	(153)	4,404,666
Net investment income (loss)		11,109,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,595,123
Swaps	3,188
Total net realized gain (loss)		2,598,311
Change in net unrealized appreciation (depreciation) on: Investment securities	4,286,220
Swaps	15,198
Total change in net unrealized appreciation (depreciation)		4,301,418
Net gain (loss)		6,899,729
Net increase (decrease) in net assets resulting from operations		$ 18,009,611

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,109,882	$ 12,031,929
Net realized gain (loss)	2,598,311	2,489,218
Change in net unrealized appreciation (depreciation)	4,301,418	(20,810,754)
Net increase (decrease) in net assets resulting from operations	18,009,611	(6,289,607)
Distributions to shareholders from net investment income	(9,623,279)	(10,838,601)
Share transactions - net increase (decrease)	286,934,566	(105,901,504)
Total increase (decrease) in net assets	295,320,898	(123,029,712)

Net Assets
Beginning of period	507,025,281	630,054,993
End of period (including undistributed net investment income of $1,783,383 and undistributed net investment income of $2,214,581, respectively)	$ 802,346,179	$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.232	.243	.289	.344	.416
Net realized and unrealized gain (loss)	.160	(.384)	.215	.163	.793
Total from investment operations	.392	(.141)	.504	.507	1.209
Distributions from net investment income	(.202)	(.219)	(.264)	(.322)	(.372)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.202)	(.219)	(.264)	(.337)	(.409)
Net asset value, end of period	$ 11.52	$ 11.33	$ 11.69	$ 11.45	$ 11.28
Total ReturnA, B	3.48%	(1.24)%	4.46%	4.59%	11.77%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.82%	.83%	.83%	.85%
Expenses net of fee waivers, if any	.79%	.82%	.83%	.83%	.85%
Expenses net of all reductions	.79%	.82%	.83%	.83%	.85%
Net investment income (loss)	2.02%	2.09%	2.52%	3.06%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 215,800	$ 155,980	$ 192,761	$ 187,442	$ 211,123
Portfolio turnover rateE	94%	112%	129%	108%G	107% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Income from Investment Operations
Net investment income (loss) C	.234	.246	.292	.348	.420
Net realized and unrealized gain (loss)	.161	(.384)	.225	.153	.803
Total from investment operations	.395	(.138)	.517	.501	1.223
Distributions from net investment income	(.205)	(.222)	(.267)	(.326)	(.376)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.205)	(.222)	(.267)	(.341)	(.413)
Net asset value, end of period	$ 11.53	$ 11.34	$ 11.70	$ 11.45	$ 11.29
Total ReturnA, B	3.50%	(1.21)%	4.57%	4.53%	11.90%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.77%	.80%	.80%	.80%	.81%
Expenses net of all reductions	.77%	.80%	.80%	.80%	.81%
Net investment income (loss)	2.04%	2.11%	2.54%	3.09%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 198,510	$ 210,150	$ 265,426	$ 274,215	$ 314,110
Portfolio turnover rateE	94%	112%	129%	108%G	107%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Income from Investment Operations
Net investment income (loss) C	.149	.159	.206	.264	.339
Net realized and unrealized gain (loss)	.161	(.384)	.225	.154	.794
Total from investment operations	.310	(.225)	.431	.418	1.133
Distributions from net investment income	(.120)	(.135)	(.181)	(.243)	(.296)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.120)	(.135)	(.181)	(.258)	(.333)
Net asset value, end of period	$ 11.51	$ 11.32	$ 11.68	$ 11.43	$ 11.27
Total ReturnA, B	2.75%	(1.95)%	3.81%	3.77%	11.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of fee waivers, if any	1.51%	1.55%	1.55%	1.55%	1.55%
Expenses net of all reductions	1.51%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	1.30%	1.36%	1.79%	2.35%	3.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,507	$ 2,956	$ 5,209	$ 7,018	$ 10,941
Portfolio turnover rateE	94%	112%	129%	108%G	107% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Income from Investment Operations
Net investment income (loss) C	.143	.155	.204	.262	.338
Net realized and unrealized gain (loss)	.162	(.384)	.225	.154	.794
Total from investment operations	.305	(.229)	.429	.416	1.132
Distributions from net investment income	(.115)	(.131)	(.179)	(.241)	(.295)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.115)	(.131)	(.179)	(.256)	(.332)
Net asset value, end of period	$ 11.50	$ 11.31	$ 11.67	$ 11.42	$ 11.26
Total ReturnA, B	2.70%	(1.98)%	3.79%	3.76%	11.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of fee waivers, if any	1.56%	1.58%	1.57%	1.56%	1.56%
Expenses net of all reductions	1.56%	1.58%	1.57%	1.56%	1.56%
Net investment income (loss)	1.25%	1.34%	1.78%	2.33%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 64,333	$ 53,096	$ 65,425	$ 63,435	$ 80,043
Portfolio turnover rateE	94%	112%	129%	108%G	107%G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Limited Term Bond Fund

Year ended August 31,	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50
Income from Investment Operations
Net investment income (loss) D	.209
Net realized and unrealized gain (loss)	.038
Total from investment operations	.247
Distributions from net investment income	(.197)
Net asset value, end of period	$ 11.55
Total ReturnB, C	2.17%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%A
Expenses net of fee waivers, if any	.46%A
Expenses net of all reductions	.46%A
Net investment income (loss)	2.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,629
Portfolio turnover rateF	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Income from Investment Operations
Net investment income (loss) B	.262	.273	.319	.373	.447
Net realized and unrealized gain (loss)	.161	(.385)	.213	.163	.802
Total from investment operations	.423	(.112)	.532	.536	1.249
Distributions from net investment income	(.233)	(.248)	(.292)	(.351)	(.402)
Distributions from net realized gain	-	-	-	(.015)	(.037)
Total distributions	(.233)	(.248)	(.292)	(.366)	(.439)
Net asset value, end of period	$ 11.55	$ 11.36	$ 11.72	$ 11.48	$ 11.31
Total ReturnA	3.74%	(.99)%	4.71%	4.85%	12.15%
Ratios to Average Net Assets C, E
Expenses before reductions	.53%	.57%	.58%	.58%	.57%
Expenses net of fee waivers, if any	.53%	.57%	.58%	.58%	.57%
Expenses net of all reductions	.53%	.57%	.58%	.58%	.57%
Net investment income (loss)	2.28%	2.34%	2.77%	3.32%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 174,568	$ 84,843	$ 101,234	$ 89,583	$ 95,061
Portfolio turnover rateD	94%	112%	129%	108%F	107%F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than 0.01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Limited Term Bond shares on November 1, 2013. The Fund offers Class A, Class T, Class C, Limited Term Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income- producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,023,029
Gross unrealized depreciation	(1,853,024)
Net unrealized appreciation (depreciation) on securities	$ 13,170,005

Tax Cost	$ 801,668,983

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (19,656,626)
Net unrealized appreciation (depreciation) on securities and other investments	$ 13,138,746

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (896,674)
2018	(18,759,952)
Total capital loss carryforward	$ (19,656,626)

The Fund intends to elect to defer to its next fiscal year $29,971 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 9,623,279	$ 10,838,601

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,188	$ 15,198

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $463,091,227 and $158,876,520, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 413,860	$ 19,876
Class T	-%	.25%	498,486	3,590
Class B	.65%	.25%	19,263	13,925
Class C	.75%	.25%	539,807	67,115
			$ 1,471,416	$ 104,506

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 18,828
Class T	7,409
Class B*	1,659
Class C*	5,684
$ 33,580

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Limited Term Bond. FIIOC receives an asset-based fee of .10% of Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 302,421.18
Class T	320,982.16
Class B	5,387.25
Class C	108,398.20
Fidelity Limited Term Bond Fund	30,916.10
Institutional Class	168,316.17
	$ 936,420

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. Effective October 30, 2013 this fund level expense is paid by the investment adviser not by the Fund.

Fund Wide Operations Fee. Effective October 30, 2013, pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets. Prior to October 30, 2013 fund level expense were paid by the Fund.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $883 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The

Annual Report

8. Security Lending - continued

value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $2,131.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $119.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $34.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014A	2013
From net investment income
Class A	$ 2,893,531	$ 3,416,185
Class T	3,556,428	4,649,662
Class B	22,695	50,015
Class C	536,307	706,392
Fidelity Limited Term Bond Fund	607,551	-
Institutional Class	2,006,767	2,016,347
Total	$ 9,623,279	$ 10,838,601

A Distributions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014 A	2013	2014 A	2013
Class A
Shares sold	10,847,566	3,382,108	$ 124,869,215	$ 39,407,410
Reinvestment of distributions	208,500	242,945	2,397,934	2,823,685
Shares redeemed	(6,091,458)	(6,348,635)	(70,009,216)	(73,730,830)
Net increase (decrease)	4,964,608	(2,723,582)	$ 57,257,933	$ (31,499,735)
Class T
Shares sold	3,899,081	4,205,741	$ 44,828,669	$ 49,025,661
Reinvestment of distributions	297,112	382,181	3,417,898	4,443,870
Shares redeemed	(5,511,248)	(8,744,583)	(63,287,515)	(101,596,979)
Net increase (decrease)	(1,315,055)	(4,156,661)	$ (15,040,948)	$ (48,127,448)
Class B
Shares sold	52,940	49,056	$ 608,151	$ 570,544
Reinvestment of distributions	1,811	3,908	20,790	45,419
Shares redeemed	(184,922)	(237,875)	(2,120,277)	(2,760,192)
Net increase (decrease)	(130,171)	(184,911)	$ (1,491,336)	$ (2,144,229)
Class C
Shares sold	2,287,309	1,320,059	$ 26,267,736	$ 15,366,936
Reinvestment of distributions	39,613	49,495	454,467	574,119
Shares redeemed	(1,426,708)	(2,282,064)	(16,339,367)	(26,461,943)
Net increase (decrease)	900,214	(912,510)	$ 10,382,836	$ (10,520,888)
Fidelity Limited Term Bond Fund
Shares sold	13,984,352	-	$ 161,443,242	$ -
Reinvestment of distributions	48,197	-	556,543	-
Shares redeemed	(1,253,069)	-	(14,462,847)	-
Net increase (decrease)	12,779,480	-	$ 147,536,938	$ -
Institutional Class
Shares sold	10,857,590	1,454,699	$ 125,345,047	$ 16,961,457
Reinvestment of distributions	150,661	156,981	1,737,480	1,828,852
Shares redeemed	(3,366,294)	(2,781,312)	(38,793,384)	(32,399,513)
Net increase (decrease)	7,641,957	(1,169,632)	$ 88,289,143	$ (13,609,204)

A Share transactions for Limited Term Bond are for the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

Annual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) :

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Limited Term Bond Fund (formerly Fidelity Advisor Intermediate Bond Fund) (a fund of Fidelity Advisor Series II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Limited Term Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 22, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 3.16% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $5,393,683 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-UANN-1014
1.784753.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	1.16%	3.45%	3.15%
Class T (incl. 4.00% sales charge)	1.16%	3.49%	3.15%
Class B (incl. contingent deferred sales charge) A	-0.35%	3.24%	3.06%
Class C (incl. contingent deferred sales charge) B	3.64%	3.56%	2.80%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2004, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Mortgage Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 5.37%, 5.38%, 4.65% and 4.64%, respectively (excluding sales charges). Meanwhile, the Barclays® U.S. MBS Index returned 5.42%. Security selection boosted the fund's performance compared the benchmark, led by our overweighting in higher-coupon agency MBS, which benefited from renewed investor interest as prepayments slowed. In the second half of the period, we trimmed our exposure to these premiums. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved to be a sound strategy because they were bolstered by strong demand for high-quality, higher-yielding securities. Our out-of-benchmark stake in reverse mortgages was a plus given their relatively high yields and investors' appetite for income. We further benefited from our use of TBAs ("to be announced" securities). Sector selection was generally favorable, with out-of-index holdings in asset-backed securities adding to results. We also benefited from owning non-agency residential MBS issued by U.S. and U.K. financial institutions. In contrast, we lost a modest amount of ground investing in securities made up of single-family rental homes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,022.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.08
Class T	.78%
Actual		$ 1,000.00	$ 1,023.90	$ 3.98
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.49%
Actual		$ 1,000.00	$ 1,020.40	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 1,020.30	$ 7.69
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,025.60	$ 2.30
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,025.40	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	3.4	4.7
1 - 1.99%	6.1	5.4
2 - 2.99%	3.2	6.4
3 - 3.99%	31.5	29.3
4 - 4.99%	29.4	27.8
5 - 5.99%	10.2	12.2
6 - 6.99%	3.5	4.3
7% and above	1.2	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	5.4	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	3.7	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of August 31, 2014*	As of February 28, 2014**
Mortgage Securities 88.2%	Mortgage Securities 86.4%
CMOs and Other Mortgage Related Securities 20.2%	CMOs and Other Mortgage Related Securities 17.6%
Asset-Backed Securities 8.3%	Asset-Backed Securities 7.7%
Short-Term Investments and Net Other Assets (Liabilities) (16.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (11.7)%†
* Foreign investments	2.3%	** Foreign investments	2.3%
* Futures and Swaps	(8.4)%	** Futures and Swaps	(4.8)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.3%
1.814% 9/1/36 (d)	$ 91	$ 95
2.053% 6/1/36 (d)	43	46
2.07% 4/1/37 (d)	136	143
2.094% 5/1/36 (d)	231	242
2.139% 3/1/36 (d)	187	203
2.181% 1/1/35 (d)	253	267
2.253% 4/1/36 (d)	155	167
2.294% 7/1/35 (d)	6	7
2.315% 9/1/36 (d)	124	132
2.319% 11/1/36 (d)	52	55
2.333% 3/1/35 (d)	31	33
2.362% 7/1/35 (d)	61	65
2.372% 5/1/36 (d)	48	52
2.395% 6/1/36 (d)	549	588
2.404% 8/1/35 (d)	347	372
2.421% 10/1/33 (d)	49	53
2.5% 10/1/36 (d)	172	184
2.5% 10/1/42 to 9/1/43	6,195	5,952
2.655% 9/1/37 (d)	29	31
2.691% 2/1/42 (d)	881	914
2.771% 1/1/42 (d)	846	879
2.971% 8/1/41 (d)	704	735
3% 4/1/27 to 3/1/44	117,736	117,536
3% 9/1/44 (b)	16,500	16,421
3.162% 3/1/42 (d)	3,933	4,129
3.381% 9/1/41 (d)	183	193
3.488% 3/1/40 (d)	278	290
3.5% 1/1/34 to 8/1/43	25,121	26,051
3.5% 9/1/44 (b)	42,500	43,747
3.5% 9/1/44 (b)	19,000	19,557
3.5% 9/1/44 (b)	10,500	10,808
3.5% 9/1/44 (b)	4,100	4,220
3.5% 9/1/44 (b)	4,400	4,529
4% 11/1/26 to 1/1/44	76,556	81,382
4% 9/1/44 (b)	36,000	38,139
4% 9/1/44 (b)	9,200	9,747
4% 9/1/44 (b)	9,200	9,747
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/44 (b)	$ 8,700	$ 9,217
4% 10/1/44 (b)	3,000	3,168
4% 10/1/44 (b)	5,900	6,230
4% 10/1/44 (b)	8,700	9,186
4% 10/1/44 (b)	9,200	9,714
4% 10/1/44 (b)	9,200	9,714
4.5% 5/1/25 to 4/1/42	46,599	50,442
4.5% 9/1/44 (b)	6,900	7,450
4.5% 9/1/44 (b)	13,700	14,793
4.5% 10/1/44 (b)	14,300	15,403
5% 5/1/20 to 10/1/41	1,013	1,106
5% 9/1/44 (b)	500	551
5.5% 2/1/18 to 6/1/36	1,450	1,604
5.565% 8/1/46 (d)	45	48
6.5% 9/1/14 to 5/1/38	2,326	2,616
7% 12/1/15 to 5/1/30	1,351	1,552
7.21% 12/1/36 (d)	44	47
7.5% 8/1/22 to 9/1/32	729	866
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	101	116
9% 10/1/30	207	256
9.5% 7/1/16 to 8/1/22	17	19
12.5% 8/1/15 to 3/1/16	2	2
12.75% 2/1/15	0*	0*
		541,829
Freddie Mac - 18.9%
1.82% 3/1/35 (d)	131	137
2.05% 6/1/37 (d)	31	33
2.095% 8/1/37 (d)	93	100
2.121% 5/1/37 (d)	75	80
2.125% 3/1/36 (d)	464	494
2.14% 11/1/35 (d)	308	329
2.356% 5/1/34 (d)	9	10
2.385% 6/1/37 (d)	28	30
2.415% 6/1/37 (d)	293	314
2.418% 4/1/37 (d)	102	110
2.451% 6/1/37 (d)	580	618
2.461% 6/1/33 (d)	812	869
2.571% 7/1/36 (d)	99	106
2.595% 4/1/37 (d)	9	9
2.825% 12/1/36 (d)	398	427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.905% 10/1/36 (d)	$ 15	$ 15
3% 11/1/42 to 2/1/44	26,175	26,111
3.068% 10/1/35 (d)	55	59
3.084% 9/1/41 (d)	899	942
3.5% 1/1/26 to 8/1/44	44,273	45,659
4% 9/1/41 to 11/1/43	22,540	23,903
4% 9/1/44 (b)	4,500	4,758
4.5% 7/1/25 to 8/1/44	15,033	16,296
5% 7/1/33 to 9/1/40 (c)	17,135	18,990
5.5% 10/1/17 to 10/1/39	15,470	17,208
6% 5/1/16 to 6/1/39	3,521	3,929
6.5% 12/1/14 to 9/1/39	5,658	6,391
7% 6/1/21 to 9/1/36	1,791	2,071
7.5% 10/1/14 to 7/1/34	2,499	2,939
8% 11/1/16 to 1/1/37	21	25
8.5% 6/1/16 to 9/1/20	5	6
9% 9/1/16 to 5/1/21	25	27
10% 1/1/16 to 12/1/18	2	2
		172,997
Ginnie Mae - 23.2%
3% 6/20/42 to 7/20/44	5,886	5,973
3% 9/1/44 (b)	4,900	4,965
3% 9/1/44 (b)	3,700	3,749
3% 9/1/44 (b)	1,200	1,216
3.5% 3/15/42 to 2/20/44	23,421	24,384
3.5% 9/1/44 (b)	12,100	12,582
3.5% 9/1/44 (b)	8,400	8,734
3.5% 9/1/44 (b)	2,000	2,080
4% 7/20/33 to 10/15/42	30,689	32,781
4% 9/1/44 (b)	2,100	2,237
4% 9/1/44 (b)	8,500	9,054
4.497% 1/20/62 (h)	799	868
4.5% 8/15/33 to 3/20/41	43,333	47,413
4.564% 11/20/61 (h)	924	1,002
4.751% 12/20/60 (h)	13,471	14,497
4.814% 1/20/61 (h)	314	339
5% 9/20/33 to 6/20/41	23,202	25,778
5.5% 10/15/33 to 9/15/39	3,726	4,182
6% 8/15/32 to 6/15/36	6,794	7,771
6.5% 10/15/34 to 7/15/36	258	297
7% 2/15/24 to 4/20/32	1,012	1,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.5% 12/15/16 to 12/15/29	$ 427	$ 498
8% 6/15/21 to 12/15/25	218	256
8.5% 1/15/17 to 10/15/28	198	235
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	4	4
		212,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $909,865)		926,915
Asset-Backed Securities - 8.3%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (a)	168	169
Series 2013-2 Class A, 1.32% 2/15/17 (a)	1,040	1,042
Series 2014-1 Class A, 1.14% 3/12/18 (a)	3,111	3,114
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.355% 8/25/35 (d)	759	755
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	92	92
Series 2013-2A Class A, 1.75% 11/15/17 (a)	5,582	5,603
Series 2014-1A Class A, 1.46% 12/17/18 (a)	4,970	4,980
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,145	5,149
Colony American Homes Series 2014-2A Class A, 1.1042% 7/17/31 (a)(d)	8,911	8,813
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	2,629	2,643
Series 2013-D Class A, 1.54% 7/16/18 (a)	3,748	3,764
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (a)	1,967	1,970
Series 2013-2A Class A, 1.49% 11/15/17 (a)	4,812	4,829
Series 2014-1A Class A, 1.29% 5/15/18 (a)	2,162	2,166
Series 2014-2A Class A, 1.06% 8/15/18 (a)	3,620	3,622
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	4
Series 2004-AR2 Class B1, 3.005% 8/25/34 (d)	355	7
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.2437% 1/17/45 (a)	4,371	4,375
1.2865% 9/15/44 (a)	5,000	5,002
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	$ 2,247	$ 2,310
Series 2007-CH4 Class A3, 0.265% 2/25/32 (d)	4,066	4,031
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.205% 9/17/31 (a)(d)	3,000	2,978
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	4,306	4,300
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.585% 5/25/35 (d)	1,995	1,822
Series 2007-BC3 Class 2A1, 0.215% 5/25/47 (d)	2,734	2,720
TOTAL ASSET-BACKED SECURITIES (Cost $77,005)		76,260
Collateralized Mortgage Obligations - 13.5%

Private Sponsor - 6.6%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5173% 3/27/36 (a)(d)	4,227	4,208
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	4,573	4,572
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (a)	514	499
Series 2010-7 Class 9A1, 4.5% 10/25/37 (a)	473	474
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5162% 11/26/35 (a)(d)	5,500	5,242
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (a)(d)	756	779
CSMC:
floater Series 2011-1R Class A1, 1.1543% 2/27/47 (a)(d)	321	321
Series 2014-3R Class 2A1, 0.852% 5/27/37 (a)(d)	2,026	1,926
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,912	1,931
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (d)	501	501
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.4155% 12/20/54 (d)	1,857	1,845
Series 2006-1A Class A5, 0.2955% 12/20/54 (a)(d)	1,662	1,649
Series 2006-4 Class A4, 0.2555% 12/20/54 (d)	1,491	1,478
Series 2007-1:
Class 2A1, 0.2955% 12/20/54 (d)	1,894	1,879
Class 3A1, 0.3555% 12/20/54 (d)	1,683	1,670
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2:
Class 2A1, 0.235% 12/17/54 (d)	$ 2,040	$ 2,022
Class 3A1, 0.335% 12/17/54 (d)	1,234	1,224
Granite Mortgages:
floater Series 2003-2 Class 1B, 1.2136% 7/20/43 (d)	3,201	3,208
Series 2003-2 Class 1A3, 0.7336% 7/20/43 (d)	209	209
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6336% 1/20/44 (d)	562	561
Series 2004-1 Class 2A1, 0.551% 3/20/44 (d)	3,156	3,146
Series 2004-3 Class 2A1, 0.511% 9/20/44 (d)	1,898	1,888
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.8494% 1/26/37 (a)(d)	652	650
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	356	296
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (d)	2,174	2,241
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	1,745	1,582
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	5,525	5,630
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (d)	210	210
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (d)	414	407
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	400	401
Series 2003-MS5 Class 1A1, 5% 3/25/18	507	520
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4906% 9/25/33 (d)	1,268	1,288
Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (d)	294	273
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (d)	1,408	1,406
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,725	1,767
Class 1A8, 5.5% 7/25/37	1,963	2,009
TOTAL PRIVATE SPONSOR		59,912
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 6.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.945% 12/25/33 (d)(f)(g)	$ 465	$ 96
Series 2007-57 Class FA, 0.385% 6/25/37 (d)	2,000	1,998
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,871	3,172
Series 1999-17 Class PG, 6% 4/25/29	941	1,037
Series 1999-32 Class PL, 6% 7/25/29	792	874
Series 1999-33 Class PK, 6% 7/25/29	465	514
Series 2001-52 Class YZ, 6.5% 10/25/31	54	61
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,241
Series 2005-73 Class SA, 17.147% 8/25/35 (d)(g)	172	208
Series 2006-105 Class MD, 5.5% 6/25/35	1,030	1,065
Series 2011-35 Class PA, 4% 2/25/39	851	889
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	864	952
Series 2001-31 Class ZC, 6.5% 7/25/31	371	426
Series 2002-16 Class ZD, 6.5% 4/25/32	136	158
Series 2002-74 Class SV, 7.395% 11/25/32 (d)(f)	295	56
Series 2002-79 Class Z, 5.5% 11/25/22	447	497
Series 06-116 Class SG, 6.485% 12/25/36 (d)(f)(g)	314	51
Series 07-40 Class SE, 6.285% 5/25/37 (d)(f)(g)	202	29
Series 1993-165 Class SH, 19.3614% 9/25/23 (d)(g)	44	58
Series 2003-21 Class SK, 7.945% 3/25/33 (d)(f)(g)	158	47
Series 2003-35 Class TQ, 7.345% 5/25/18 (d)(f)(g)	88	8
Series 2003-42 Class SJ, 6.895% 11/25/22 (d)(f)(g)	2	0*
Series 2007-57 Class SA, 39.69% 6/25/37 (d)(g)	599	1,140
Series 2007-66:
Class FB, 0.555% 7/25/37 (d)	1,060	1,067
Class SB, 38.67% 7/25/37 (d)(g)	195	371
Series 2008-12 Class SG, 6.195% 3/25/38 (d)(f)(g)	1,088	152
Series 2009-114 Class AI, 5% 12/25/23 (f)	488	29
Series 2009-16 Class SA, 6.095% 3/25/24 (d)(f)(g)	453	25
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	310	19
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	145	12
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	215	17
Series 2010-12 Class AI, 5% 12/25/18 (f)	924	64
Series 2010-135 Class LS, 5.895% 12/25/40 (d)(f)(g)	941	155
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,226	202
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (f)	$ 405	$ 27
Class HI, 4.5% 10/25/18 (f)	271	18
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	854	53
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	461	41
Series 2011-67 Class AI, 4% 7/25/26 (f)	326	37
Series 2011-83 Class DI, 6% 9/25/26 (f)	503	76
Series 2012-9 Class CS, 6.395% 2/25/42 (d)(f)(g)	1,859	324
Series 2013-N1 Class A, 6.565% 6/25/35 (d)(f)(g)	910	164
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	266	18
Series 348 Class 14, 6.5% 8/25/34 (d)(f)	246	49
Series 351:
Class 12, 5.5% 4/25/34 (d)(f)	171	30
Class 13, 6% 3/25/34 (f)	227	44
Series 359 Class 19, 6% 7/25/35 (d)(f)	172	33
Series 384 Class 6, 5% 7/25/37 (f)	624	101
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	969	1,073
Series 2104 Class PG, 6% 12/15/28	287	317
Series 2121 Class MG, 6% 2/15/29	402	444
Series 2154 Class PT, 6% 5/15/29	636	700
Series 2162 Class PH, 6% 6/15/29	107	118
Series 2520 Class BE, 6% 11/15/32	511	564
Series 2585 Class KS, 7.445% 3/15/23 (d)(f)(g)	55	9
Series 2590 Class YR, 5.5% 9/15/32 (f)	2	0*
Series 2693 Class MD, 5.5% 10/15/33	8,793	9,847
Series 2802 Class OB, 6% 5/15/34	2,570	2,872
Series 2810 Class PD, 6% 6/15/33	124	125
Series 3002 Class NE, 5% 7/15/35	680	753
Series 3189 Class PD, 6% 7/15/36	610	698
Series 3415 Class PC, 5% 12/15/37	272	293
Series 3786 Class HI, 4% 3/15/38 (f)	1,098	166
Series 3806 Class UP, 4.5% 2/15/41	1,697	1,834
Series 3832 Class PE, 5% 3/15/41	960	1,080
Series 70 Class C, 9% 9/15/20	17	18
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	138	153
Series 2135 Class JE, 6% 3/15/29	488	538
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	$ 215	$ 246
Series 2281 Class ZB, 6% 3/15/30	189	208
Series 2357 Class ZB, 6.5% 9/15/31	430	496
Series 2502 Class ZC, 6% 9/15/32	498	552
Series 3097 Class IA, 5.5% 3/15/33 (f)	87	1
Series 4302 Class DA, 3% 7/15/39	9,309	9,530
Series 06-3115 Class SM, 6.445% 2/15/36 (d)(f)(g)	274	44
Series 1658 Class GZ, 7% 1/15/24	616	692
Series 2013-4281 Class AI, 4% 12/15/28 (f)	2,912	344
Series 2380 Class SY, 8.045% 11/15/31 (d)(f)(g)	1,670	351
Series 2587 Class IM, 6.5% 3/15/33 (f)	268	60
Series 2844:
Class SC, 45.7925% 8/15/24 (d)(g)	21	38
Class SD, 84.435% 8/15/24 (d)(g)	30	75
Series 2947 Class XZ, 6% 3/15/35	764	859
Series 3055 Class CS, 6.435% 10/15/35 (d)(f)	348	45
Series 3244 Class SG, 6.505% 11/15/36 (d)(f)(g)	607	111
Series 3274 Class SM, 6.275% 2/15/37 (d)(f)	414	55
Series 3284 Class CI, 5.965% 3/15/37 (d)(f)	1,448	231
Series 3287 Class SD, 6.595% 3/15/37 (d)(f)(g)	919	196
Series 3297 Class BI, 6.605% 4/15/37 (d)(f)(g)	1,310	241
Series 3336 Class LI, 6.425% 6/15/37 (d)(f)	655	98
Series 3772 Class BI, 4.5% 10/15/18 (f)	561	35
Series 3949 Class MK, 4.5% 10/15/34	585	632
Series 4181 Class LA, 3% 3/15/37	1,397	1,441
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	386	441
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.535% 6/16/37 (d)(f)(g)	306	53
Series 2010-H17 Class FA, 0.486% 7/20/60 (d)(h)	344	342
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(h)	395	391
Series 2010-H19 Class FG, 0.4552% 8/20/60 (d)(h)	492	488
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(h)	198	198
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	687	121
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-24 Class SK, 7.795% 4/16/32 (d)(f)(g)	$ 1,458	$ 349
Series 2002-42 Class ZA, 6% 6/20/32	548	609
Series 2004-24 Class ZM, 5% 4/20/34	1,022	1,154
Series 1999-34 Class SC, 8.445% 9/16/19 (d)(f)(g)	467	38
Series 1999-40 Class SE, 8.795% 11/16/29 (d)(f)(g)	670	58
Series 2000-8 Class SA, 8.295% 1/16/30 (d)(f)(g)	577	50
Series 2001-3 Class S, 7.945% 2/16/31 (d)(f)	334	70
Series 2001-36:
Class SB, 7.945% 12/16/23 (d)(f)(g)	931	172
Class SP, 8.595% 9/16/26 (d)(f)	672	118
Series 2001-38 Class SB, 7.425% 8/16/31 (d)(f)(g)	544	92
Series 2001-41 Class SG, 8.595% 9/16/31 (d)(f)	326	53
Series 2001-46 Class SB, 7.995% 5/16/23 (d)(f)	418	51
Series 2001-49:
Class SC, 7.445% 12/16/25 (d)(f)(g)	1,213	209
Class SL, 7.445% 5/16/30 (d)(f)(g)	1,443	273
Class SV, 8.095% 12/16/28 (d)(f)(g)	949	92
Series 2001-50:
Class SD, 8.0445% 11/20/31 (d)(f)(g)	792	180
Class ST, 7.545% 8/16/27 (d)(f)(g)	312	65
Series 2002-5 Class SP, 7.295% 1/16/32 (d)(f)(g)	561	108
Series 2004-32 Class GS, 6.345% 5/16/34 (d)(f)(g)	497	99
Series 2004-73 Class AL, 7.045% 8/17/34 (d)(f)(g)	186	40
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,995	559
Series 2012-76 Class GS, 6.545% 6/16/42 (d)(f)(g)	1,033	189
Series 2012-97 Class JS, 6.095% 8/16/42 (d)(f)(g)	3,544	580
TOTAL U.S. GOVERNMENT AGENCY		63,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,404)		123,042
Commercial Mortgage Securities - 6.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(f)	1,114	25
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	2,206	2,377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.465% 7/25/37 (a)(d)	$ 48	$ 31
Class M2, 0.495% 7/25/37 (a)(d)	51	29
Class M3, 0.525% 7/25/37 (a)(d)	82	31
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (a)(d)(f)	3,338	20
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,510
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.053% 6/11/27 (a)(d)	5,000	5,007
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(d)	1,292	1,294
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,794
Series K034 Class A2, 3.531% 7/25/23	4,650	4,930
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.156% 7/15/31 (a)(d)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (a)(d)	909	909
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.056% 4/15/27 (a)(d)	5,000	5,003
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,385	1,486
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,491	4,823
Series 2007-LD11 Class A4, 5.805% 6/15/49 (d)	4,140	4,502
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,814	3,114
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	175	190
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (a)(d)	964	967
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,596	8,227
Series 2007-C33 Class A4, 5.9414% 2/15/51 (d)	1,470	1,594
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	1,815	1,956
Series 2007-C31A Class A2, 5.421% 4/15/47	89	89
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,573)		61,534
Fixed-Income Funds - 0.2%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,595)	14,516	$ 1,575
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (Cost $18,160)	$ 18,160	18,160
TOTAL INVESTMENT PORTFOLIO - 132.1% (Cost $1,187,602)		1,207,486
NET OTHER ASSETS (LIABILITIES) - (32.1)%		(293,381)
NET ASSETS - 100%		$ 914,105
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 9/1/44	$ (3,000)	(3,178)
4% 9/1/44	(5,900)	(6,251)
4% 9/1/44	(8,700)	(9,217)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(8,700)	(9,217)
4.5% 9/1/44	(14,300)	(15,440)
5% 9/1/44	(500)	(551)
TOTAL FANNIE MAE		(82,842)
Freddie Mac
3.5% 9/1/44	(20,000)	(20,544)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 9/1/44	$ (1,200)	$ (1,216)
3% 9/1/44	(3,700)	(3,749)
3% 9/1/44	(3,700)	(3,749)
3% 9/1/44	(1,200)	(1,216)
4.5% 9/1/44	(2,200)	(2,391)
5% 9/1/44	(5,500)	(6,040)
TOTAL GINNIE MAE		(18,361)
TOTAL TBA SALE COMMITMENTS (Proceeds $121,483)		$ (121,747)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 33,984	3-month LIBOR	1%	$ 6	$ 0	$ 6
CME	Sep. 2017	11,550	3-month LIBOR	1.5%	(18)	0	(18)
CME	Sep. 2019	9,423	3-month LIBOR	2.25%	(77)	0	(77)
CME	Sep. 2024	13,600	3-month LIBOR	3.25%	(207)	0	(207)
CME	Sep. 2044	9,250	3-month LIBOR	4%	(780)	0	(780)
TOTAL INTEREST RATE SWAPS					$ (1,076)	$ 0	$ (1,076)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,264,000 or 11.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,501,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,160,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 18,160
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 41
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 41	$ -	$ 1,575	0.0%
Total
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 926,915	$ -	$ 926,915	$ -
Asset-Backed Securities	76,260	-	76,260	-
Collateralized Mortgage Obligations	123,042	-	123,042	-
Commercial Mortgage Securities	61,534	-	61,534	-
Fixed-Income Funds	1,575	1,575	-	-
Cash Equivalents	18,160	-	18,160	-
Total Investments in Securities:	$ 1,207,486	$ 1,575	$ 1,205,911	$ -
Derivative Instruments:
Assets
Swaps	$ 6	$ -	$ 6	$ -
Liabilities
Swaps	$ (1,082)	$ -	$ (1,082)	$ -
Total Derivative Instruments:	$ (1,076)	$ -	$ (1,076)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (121,747)	$ -	$ (121,747)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 6	$ (1,082)
Total Value of Derivatives	$ 6	$ (1,082)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $18,160) - See accompanying schedule: Unaffiliated issuers (cost $1,186,007)	$ 1,205,911
Fidelity Central Funds (cost $1,595)	1,575
Total Investments (cost $1,187,602)		$ 1,207,486
Cash		1
Receivable for investments sold, regular delivery		127
Receivable for TBA sale commitments		121,483
Receivable for fund shares sold		104
Interest receivable		3,036
Receivable for daily variation margin for derivative instruments		27
Other receivables		114
Total assets		1,332,378

Liabilities
Payable for investments purchased Regular delivery	$ 4,883
Delayed delivery	290,580
TBA sale commitments, at value	121,747
Payable for fund shares redeemed	443
Distributions payable	123
Accrued management fee	237
Distribution and service plan fees payable	28
Other affiliated payables	116
Other payables and accrued expenses	116
Total liabilities		418,273

Net Assets		$ 914,105
Net Assets consist of:
Paid in capital		$ 984,193
Distributions in excess of net investment income		(5,621)
Accumulated undistributed net realized gain (loss) on investments		(83,011)
Net unrealized appreciation (depreciation) on investments		18,544
Net Assets		$ 914,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,944 ÷ 3,641.55 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class T: Net Asset Value and redemption price per share ($21,942 ÷ 1,947.60 shares)	$ 11.27

Maximum offering price per share (100/96.00 of $11.27)	$ 11.74
Class B: Net Asset Value and offering price per share ($1,372 ÷ 122.03 shares)A	$ 11.24

Class C: Net Asset Value and offering price per share ($16,932 ÷ 1,508.33 shares)A	$ 11.23

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($784,570 ÷ 69,606.81 shares)	$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,345 ÷ 4,304.47 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 27,023
Income from Fidelity Central Funds		41
Total income		27,064

Expenses
Management fee	$ 2,849
Transfer agent fees	1,023
Distribution and service plan fees	358
Fund wide operations fee	347
Independent trustees' compensation	4
Miscellaneous	4
Total expenses before reductions	4,585
Expense reductions	(3)	4,582
Net investment income (loss)		22,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,139
Swaps	(443)
Total net realized gain (loss)		3,696
Change in net unrealized appreciation (depreciation) on: Investment securities	26,007
Swaps	(1,480)
Delayed delivery commitments	(65)
Total change in net unrealized appreciation (depreciation)		24,462
Net gain (loss)		28,158
Net increase (decrease) in net assets resulting from operations		$ 50,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,482	$ 19,215
Net realized gain (loss)	3,696	(9,621)
Change in net unrealized appreciation (depreciation)	24,462	(31,592)
Net increase (decrease) in net assets resulting from operations	50,640	(21,998)
Distributions to shareholders from net investment income	(21,729)	(18,567)
Share transactions - net increase (decrease)	(21,390)	(27,928)
Total increase (decrease) in net assets	7,521	(68,493)

Net Assets
Beginning of period	906,584	975,077
End of period (including distributions in excess of net investment income of $5,621 and distributions in excess of net investment income of $6,678, respectively)	$ 914,105	$ 906,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.239	.169	.278	.323	.357
Net realized and unrealized gain (loss)	.341	(.457)	.206	.235	.602
Total from investment operations	.580	(.288)	.484	.558	.959
Distributions from net investment income	(.230)	(.162)	(.284)	(.328)	(.429)
Net asset value, end of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total ReturnA, B	5.37%	(2.57)%	4.41%	5.22%	9.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.79%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.81%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.81%	.79%	.81%	.82%	.83%
Net investment income (loss)	2.15%	1.51%	2.48%	2.96%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 50	$ 60	$ 59	$ 61
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Income from Investment Operations
Net investment income (loss) C	.242	.173	.281	.326	.360
Net realized and unrealized gain (loss)	.340	(.458)	.216	.235	.602
Total from investment operations	.582	(.285)	.497	.561	.962
Distributions from net investment income	(.232)	(.165)	(.287)	(.331)	(.432)
Net asset value, end of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Total ReturnA, B	5.38%	(2.54)%	4.52%	5.24%	9.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.77%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.79%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.79%	.77%	.78%	.79%	.81%
Net investment income (loss)	2.17%	1.53%	2.50%	2.99%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 26	$ 31	$ 37	$ 41
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.162	.090	.200	.248	.286
Net realized and unrealized gain (loss)	.342	(.457)	.207	.235	.602
Total from investment operations	.504	(.367)	.407	.483	.888
Distributions from net investment income	(.154)	(.083)	(.207)	(.253)	(.358)
Net asset value, end of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total ReturnA, B	4.65%	(3.25)%	3.69%	4.51%	8.71%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.46%	.80%	1.79%	2.27%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 4	$ 5	$ 7
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) C	.160	.088	.197	.244	.282
Net realized and unrealized gain (loss)	.342	(.457)	.217	.226	.603
Total from investment operations	.502	(.369)	.414	.470	.885
Distributions from net investment income	(.152)	(.081)	(.204)	(.250)	(.355)
Net asset value, end of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Total ReturnA, B	4.64%	(3.28)%	3.76%	4.39%	8.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	1.44%	.78%	1.76%	2.24%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 18	$ 15	$ 18
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.279	.209	.318	.364	.399
Net realized and unrealized gain (loss)	.341	(.458)	.206	.234	.601
Total from investment operations	.620	(.249)	.524	.598	1.000
Distributions from net investment income	(.270)	(.201)	(.324)	(.368)	(.470)
Net asset value, end of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Total ReturnA	5.73%	(2.23)%	4.77%	5.59%	9.83%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.51%	1.85%	2.84%	3.33%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 778	$ 850	$ 765	$ 829
Portfolio turnover rateD	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) B	.271	.200	.311	.354	.391
Net realized and unrealized gain (loss)	.342	(.456)	.207	.235	.603
Total from investment operations	.613	(.256)	.518	.589	.994
Distributions from net investment income	(.263)	(.194)	(.318)	(.359)	(.464)
Net asset value, end of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Total ReturnA	5.69%	(2.30)%	4.73%	5.53%	9.80%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.51%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.51%	.51%	.50%	.53%	.50%
Expenses net of all reductions	.51%	.51%	.50%	.53%	.50%
Net investment income (loss)	2.45%	1.79%	2.79%	3.24%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 34	$ 12	$ 7	$ 10
Portfolio turnover rateD	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%*

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,280
Gross unrealized depreciation	(5,699)
Net unrealized appreciation (depreciation) on securities	$ 13,581

Tax Cost	$ 1,193,905

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 720
Capital loss carryforward	$ (81,145)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,491

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2017	$ (73,463)
No expiration
Short-term	(5,770)
Long-term	(1,912)
Total no expiration	(7,682)
Total capital loss carryforward	$ (81,145)

The Fund intends to elect to defer to its next fiscal year $2,154 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 21,729	$ 18,567

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (443)	$ (1,480)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

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4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $167,578 and $87,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 114	$ 2
Class T	-%	.25%	59	-*
Class B	.65%	.25%	17	12
Class C	.75%	.25%	168	23
			$ 358	$ 37

* Amount represents one hundred twenty-two dollars.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	1
Class B*	8
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 93.20
Class T	44.19
Class B	5.25
Class C	28.17
Fidelity Mortgage Securities Fund	784.10
Institutional Class	69.16
	$ 1,023

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 944	$ 831
Class T	488	507
Class B	26	23
Class C	230	140
Fidelity Mortgage Securities Fund	19,029	16,536
Institutional Class	1,012	530
Total	$ 21,729	$ 18,567

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	499	961	$ 5,530	$ 10,873
Reinvestment of distributions	75	63	829	705
Shares redeemed	(1,528)	(1,701)	(16,931)	(19,103)
Net increase (decrease)	(954)	(677)	$ (10,572)	$ (7,525)
Class T
Shares sold	151	1,654	$ 1,676	$ 18,801
Reinvestment of distributions	42	42	465	468
Shares redeemed	(597)	(2,113)	(6,625)	(23,856)
Net increase (decrease)	(404)	(417)	$ (4,484)	$ (4,587)
Class B
Shares sold	1	3	$ 16	$ 24
Reinvestment of distributions	1	1	14	13
Shares redeemed	(91)	(116)	(1,013)	(1,302)
Net increase (decrease)	(89)	(112)	$ (983)	$ (1,265)
Class C
Shares sold	306	603	$ 3,390	$ 6,797
Reinvestment of distributions	15	9	169	100
Shares redeemed	(371)	(663)	(4,102)	(7,427)
Net increase (decrease)	(50)	(51)	$ (543)	$ (530)
Fidelity Mortgage Securities Fund
Shares sold	12,835	36,930	$ 142,389	$ 419,717
Reinvestment of distributions	1,588	1,357	17,699	15,278
Shares redeemed	(16,015)	(41,798)	(177,888)	(472,036)
Net increase (decrease)	(1,592)	(3,511)	$ (17,800)	$ (37,041)
Institutional Class
Shares sold	1,787	3,414	$ 19,767	$ 38,557
Reinvestment of distributions	89	45	991	503
Shares redeemed	(698)	(1,422)	(7,766)	(16,040)
Net increase (decrease)	1,178	2,037	$ 12,992	$ 23,020

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5236. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $15,244,259 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-UANN-1014
1.784762.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	5.69%	4.62%	3.86%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Mortgage Securities Fund: For the year, the fund's Institutional Class shares returned 5.69%, while the Barclays® U.S. MBS Index returned 5.42%. Security selection boosted the fund's performance compared the benchmark, led by our overweighting in higher-coupon agency MBS, which benefited from renewed investor interest as prepayments slowed. In the second half of the period, we trimmed our exposure to these premiums. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved to be a sound strategy because they were bolstered by strong demand for high-quality, higher-yielding securities. Our out-of-benchmark stake in reverse mortgages was a plus given their relatively high yields and investors' appetite for income. We further benefited from our use of TBAs ("to be announced" securities). Sector selection was generally favorable, with out-of-index holdings in asset-backed securities adding to results. We also benefited from owning non-agency residential MBS issued by U.S. and U.K. financial institutions. In contrast, we lost a modest amount of ground investing in securities made up of single-family rental homes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,022.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.08
Class T	.78%
Actual		$ 1,000.00	$ 1,023.90	$ 3.98
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.49%
Actual		$ 1,000.00	$ 1,020.40	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 1,020.30	$ 7.69
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,025.60	$ 2.30
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,025.40	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	3.4	4.7
1 - 1.99%	6.1	5.4
2 - 2.99%	3.2	6.4
3 - 3.99%	31.5	29.3
4 - 4.99%	29.4	27.8
5 - 5.99%	10.2	12.2
6 - 6.99%	3.5	4.3
7% and above	1.2	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	5.4	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	3.7	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of August 31, 2014*	As of February 28, 2014**
Mortgage Securities 88.2%	Mortgage Securities 86.4%
CMOs and Other Mortgage Related Securities 20.2%	CMOs and Other Mortgage Related Securities 17.6%
Asset-Backed Securities 8.3%	Asset-Backed Securities 7.7%
Short-Term Investments and Net Other Assets (Liabilities) (16.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (11.7)%†
* Foreign investments	2.3%	** Foreign investments	2.3%
* Futures and Swaps	(8.4)%	** Futures and Swaps	(4.8)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.3%
1.814% 9/1/36 (d)	$ 91	$ 95
2.053% 6/1/36 (d)	43	46
2.07% 4/1/37 (d)	136	143
2.094% 5/1/36 (d)	231	242
2.139% 3/1/36 (d)	187	203
2.181% 1/1/35 (d)	253	267
2.253% 4/1/36 (d)	155	167
2.294% 7/1/35 (d)	6	7
2.315% 9/1/36 (d)	124	132
2.319% 11/1/36 (d)	52	55
2.333% 3/1/35 (d)	31	33
2.362% 7/1/35 (d)	61	65
2.372% 5/1/36 (d)	48	52
2.395% 6/1/36 (d)	549	588
2.404% 8/1/35 (d)	347	372
2.421% 10/1/33 (d)	49	53
2.5% 10/1/36 (d)	172	184
2.5% 10/1/42 to 9/1/43	6,195	5,952
2.655% 9/1/37 (d)	29	31
2.691% 2/1/42 (d)	881	914
2.771% 1/1/42 (d)	846	879
2.971% 8/1/41 (d)	704	735
3% 4/1/27 to 3/1/44	117,736	117,536
3% 9/1/44 (b)	16,500	16,421
3.162% 3/1/42 (d)	3,933	4,129
3.381% 9/1/41 (d)	183	193
3.488% 3/1/40 (d)	278	290
3.5% 1/1/34 to 8/1/43	25,121	26,051
3.5% 9/1/44 (b)	42,500	43,747
3.5% 9/1/44 (b)	19,000	19,557
3.5% 9/1/44 (b)	10,500	10,808
3.5% 9/1/44 (b)	4,100	4,220
3.5% 9/1/44 (b)	4,400	4,529
4% 11/1/26 to 1/1/44	76,556	81,382
4% 9/1/44 (b)	36,000	38,139
4% 9/1/44 (b)	9,200	9,747
4% 9/1/44 (b)	9,200	9,747
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/44 (b)	$ 8,700	$ 9,217
4% 10/1/44 (b)	3,000	3,168
4% 10/1/44 (b)	5,900	6,230
4% 10/1/44 (b)	8,700	9,186
4% 10/1/44 (b)	9,200	9,714
4% 10/1/44 (b)	9,200	9,714
4.5% 5/1/25 to 4/1/42	46,599	50,442
4.5% 9/1/44 (b)	6,900	7,450
4.5% 9/1/44 (b)	13,700	14,793
4.5% 10/1/44 (b)	14,300	15,403
5% 5/1/20 to 10/1/41	1,013	1,106
5% 9/1/44 (b)	500	551
5.5% 2/1/18 to 6/1/36	1,450	1,604
5.565% 8/1/46 (d)	45	48
6.5% 9/1/14 to 5/1/38	2,326	2,616
7% 12/1/15 to 5/1/30	1,351	1,552
7.21% 12/1/36 (d)	44	47
7.5% 8/1/22 to 9/1/32	729	866
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	101	116
9% 10/1/30	207	256
9.5% 7/1/16 to 8/1/22	17	19
12.5% 8/1/15 to 3/1/16	2	2
12.75% 2/1/15	0*	0*
		541,829
Freddie Mac - 18.9%
1.82% 3/1/35 (d)	131	137
2.05% 6/1/37 (d)	31	33
2.095% 8/1/37 (d)	93	100
2.121% 5/1/37 (d)	75	80
2.125% 3/1/36 (d)	464	494
2.14% 11/1/35 (d)	308	329
2.356% 5/1/34 (d)	9	10
2.385% 6/1/37 (d)	28	30
2.415% 6/1/37 (d)	293	314
2.418% 4/1/37 (d)	102	110
2.451% 6/1/37 (d)	580	618
2.461% 6/1/33 (d)	812	869
2.571% 7/1/36 (d)	99	106
2.595% 4/1/37 (d)	9	9
2.825% 12/1/36 (d)	398	427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.905% 10/1/36 (d)	$ 15	$ 15
3% 11/1/42 to 2/1/44	26,175	26,111
3.068% 10/1/35 (d)	55	59
3.084% 9/1/41 (d)	899	942
3.5% 1/1/26 to 8/1/44	44,273	45,659
4% 9/1/41 to 11/1/43	22,540	23,903
4% 9/1/44 (b)	4,500	4,758
4.5% 7/1/25 to 8/1/44	15,033	16,296
5% 7/1/33 to 9/1/40 (c)	17,135	18,990
5.5% 10/1/17 to 10/1/39	15,470	17,208
6% 5/1/16 to 6/1/39	3,521	3,929
6.5% 12/1/14 to 9/1/39	5,658	6,391
7% 6/1/21 to 9/1/36	1,791	2,071
7.5% 10/1/14 to 7/1/34	2,499	2,939
8% 11/1/16 to 1/1/37	21	25
8.5% 6/1/16 to 9/1/20	5	6
9% 9/1/16 to 5/1/21	25	27
10% 1/1/16 to 12/1/18	2	2
		172,997
Ginnie Mae - 23.2%
3% 6/20/42 to 7/20/44	5,886	5,973
3% 9/1/44 (b)	4,900	4,965
3% 9/1/44 (b)	3,700	3,749
3% 9/1/44 (b)	1,200	1,216
3.5% 3/15/42 to 2/20/44	23,421	24,384
3.5% 9/1/44 (b)	12,100	12,582
3.5% 9/1/44 (b)	8,400	8,734
3.5% 9/1/44 (b)	2,000	2,080
4% 7/20/33 to 10/15/42	30,689	32,781
4% 9/1/44 (b)	2,100	2,237
4% 9/1/44 (b)	8,500	9,054
4.497% 1/20/62 (h)	799	868
4.5% 8/15/33 to 3/20/41	43,333	47,413
4.564% 11/20/61 (h)	924	1,002
4.751% 12/20/60 (h)	13,471	14,497
4.814% 1/20/61 (h)	314	339
5% 9/20/33 to 6/20/41	23,202	25,778
5.5% 10/15/33 to 9/15/39	3,726	4,182
6% 8/15/32 to 6/15/36	6,794	7,771
6.5% 10/15/34 to 7/15/36	258	297
7% 2/15/24 to 4/20/32	1,012	1,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.5% 12/15/16 to 12/15/29	$ 427	$ 498
8% 6/15/21 to 12/15/25	218	256
8.5% 1/15/17 to 10/15/28	198	235
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	4	4
		212,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $909,865)		926,915
Asset-Backed Securities - 8.3%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (a)	168	169
Series 2013-2 Class A, 1.32% 2/15/17 (a)	1,040	1,042
Series 2014-1 Class A, 1.14% 3/12/18 (a)	3,111	3,114
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.355% 8/25/35 (d)	759	755
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	92	92
Series 2013-2A Class A, 1.75% 11/15/17 (a)	5,582	5,603
Series 2014-1A Class A, 1.46% 12/17/18 (a)	4,970	4,980
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,145	5,149
Colony American Homes Series 2014-2A Class A, 1.1042% 7/17/31 (a)(d)	8,911	8,813
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	2,629	2,643
Series 2013-D Class A, 1.54% 7/16/18 (a)	3,748	3,764
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (a)	1,967	1,970
Series 2013-2A Class A, 1.49% 11/15/17 (a)	4,812	4,829
Series 2014-1A Class A, 1.29% 5/15/18 (a)	2,162	2,166
Series 2014-2A Class A, 1.06% 8/15/18 (a)	3,620	3,622
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	4
Series 2004-AR2 Class B1, 3.005% 8/25/34 (d)	355	7
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.2437% 1/17/45 (a)	4,371	4,375
1.2865% 9/15/44 (a)	5,000	5,002
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	$ 2,247	$ 2,310
Series 2007-CH4 Class A3, 0.265% 2/25/32 (d)	4,066	4,031
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.205% 9/17/31 (a)(d)	3,000	2,978
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	4,306	4,300
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.585% 5/25/35 (d)	1,995	1,822
Series 2007-BC3 Class 2A1, 0.215% 5/25/47 (d)	2,734	2,720
TOTAL ASSET-BACKED SECURITIES (Cost $77,005)		76,260
Collateralized Mortgage Obligations - 13.5%

Private Sponsor - 6.6%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5173% 3/27/36 (a)(d)	4,227	4,208
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	4,573	4,572
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (a)	514	499
Series 2010-7 Class 9A1, 4.5% 10/25/37 (a)	473	474
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5162% 11/26/35 (a)(d)	5,500	5,242
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (a)(d)	756	779
CSMC:
floater Series 2011-1R Class A1, 1.1543% 2/27/47 (a)(d)	321	321
Series 2014-3R Class 2A1, 0.852% 5/27/37 (a)(d)	2,026	1,926
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,912	1,931
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (d)	501	501
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.4155% 12/20/54 (d)	1,857	1,845
Series 2006-1A Class A5, 0.2955% 12/20/54 (a)(d)	1,662	1,649
Series 2006-4 Class A4, 0.2555% 12/20/54 (d)	1,491	1,478
Series 2007-1:
Class 2A1, 0.2955% 12/20/54 (d)	1,894	1,879
Class 3A1, 0.3555% 12/20/54 (d)	1,683	1,670
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2:
Class 2A1, 0.235% 12/17/54 (d)	$ 2,040	$ 2,022
Class 3A1, 0.335% 12/17/54 (d)	1,234	1,224
Granite Mortgages:
floater Series 2003-2 Class 1B, 1.2136% 7/20/43 (d)	3,201	3,208
Series 2003-2 Class 1A3, 0.7336% 7/20/43 (d)	209	209
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6336% 1/20/44 (d)	562	561
Series 2004-1 Class 2A1, 0.551% 3/20/44 (d)	3,156	3,146
Series 2004-3 Class 2A1, 0.511% 9/20/44 (d)	1,898	1,888
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.8494% 1/26/37 (a)(d)	652	650
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	356	296
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (d)	2,174	2,241
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	1,745	1,582
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	5,525	5,630
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (d)	210	210
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (d)	414	407
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	400	401
Series 2003-MS5 Class 1A1, 5% 3/25/18	507	520
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4906% 9/25/33 (d)	1,268	1,288
Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (d)	294	273
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (d)	1,408	1,406
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,725	1,767
Class 1A8, 5.5% 7/25/37	1,963	2,009
TOTAL PRIVATE SPONSOR		59,912
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 6.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.945% 12/25/33 (d)(f)(g)	$ 465	$ 96
Series 2007-57 Class FA, 0.385% 6/25/37 (d)	2,000	1,998
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,871	3,172
Series 1999-17 Class PG, 6% 4/25/29	941	1,037
Series 1999-32 Class PL, 6% 7/25/29	792	874
Series 1999-33 Class PK, 6% 7/25/29	465	514
Series 2001-52 Class YZ, 6.5% 10/25/31	54	61
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,241
Series 2005-73 Class SA, 17.147% 8/25/35 (d)(g)	172	208
Series 2006-105 Class MD, 5.5% 6/25/35	1,030	1,065
Series 2011-35 Class PA, 4% 2/25/39	851	889
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	864	952
Series 2001-31 Class ZC, 6.5% 7/25/31	371	426
Series 2002-16 Class ZD, 6.5% 4/25/32	136	158
Series 2002-74 Class SV, 7.395% 11/25/32 (d)(f)	295	56
Series 2002-79 Class Z, 5.5% 11/25/22	447	497
Series 06-116 Class SG, 6.485% 12/25/36 (d)(f)(g)	314	51
Series 07-40 Class SE, 6.285% 5/25/37 (d)(f)(g)	202	29
Series 1993-165 Class SH, 19.3614% 9/25/23 (d)(g)	44	58
Series 2003-21 Class SK, 7.945% 3/25/33 (d)(f)(g)	158	47
Series 2003-35 Class TQ, 7.345% 5/25/18 (d)(f)(g)	88	8
Series 2003-42 Class SJ, 6.895% 11/25/22 (d)(f)(g)	2	0*
Series 2007-57 Class SA, 39.69% 6/25/37 (d)(g)	599	1,140
Series 2007-66:
Class FB, 0.555% 7/25/37 (d)	1,060	1,067
Class SB, 38.67% 7/25/37 (d)(g)	195	371
Series 2008-12 Class SG, 6.195% 3/25/38 (d)(f)(g)	1,088	152
Series 2009-114 Class AI, 5% 12/25/23 (f)	488	29
Series 2009-16 Class SA, 6.095% 3/25/24 (d)(f)(g)	453	25
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	310	19
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	145	12
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	215	17
Series 2010-12 Class AI, 5% 12/25/18 (f)	924	64
Series 2010-135 Class LS, 5.895% 12/25/40 (d)(f)(g)	941	155
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,226	202
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (f)	$ 405	$ 27
Class HI, 4.5% 10/25/18 (f)	271	18
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	854	53
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	461	41
Series 2011-67 Class AI, 4% 7/25/26 (f)	326	37
Series 2011-83 Class DI, 6% 9/25/26 (f)	503	76
Series 2012-9 Class CS, 6.395% 2/25/42 (d)(f)(g)	1,859	324
Series 2013-N1 Class A, 6.565% 6/25/35 (d)(f)(g)	910	164
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	266	18
Series 348 Class 14, 6.5% 8/25/34 (d)(f)	246	49
Series 351:
Class 12, 5.5% 4/25/34 (d)(f)	171	30
Class 13, 6% 3/25/34 (f)	227	44
Series 359 Class 19, 6% 7/25/35 (d)(f)	172	33
Series 384 Class 6, 5% 7/25/37 (f)	624	101
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	969	1,073
Series 2104 Class PG, 6% 12/15/28	287	317
Series 2121 Class MG, 6% 2/15/29	402	444
Series 2154 Class PT, 6% 5/15/29	636	700
Series 2162 Class PH, 6% 6/15/29	107	118
Series 2520 Class BE, 6% 11/15/32	511	564
Series 2585 Class KS, 7.445% 3/15/23 (d)(f)(g)	55	9
Series 2590 Class YR, 5.5% 9/15/32 (f)	2	0*
Series 2693 Class MD, 5.5% 10/15/33	8,793	9,847
Series 2802 Class OB, 6% 5/15/34	2,570	2,872
Series 2810 Class PD, 6% 6/15/33	124	125
Series 3002 Class NE, 5% 7/15/35	680	753
Series 3189 Class PD, 6% 7/15/36	610	698
Series 3415 Class PC, 5% 12/15/37	272	293
Series 3786 Class HI, 4% 3/15/38 (f)	1,098	166
Series 3806 Class UP, 4.5% 2/15/41	1,697	1,834
Series 3832 Class PE, 5% 3/15/41	960	1,080
Series 70 Class C, 9% 9/15/20	17	18
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	138	153
Series 2135 Class JE, 6% 3/15/29	488	538
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	$ 215	$ 246
Series 2281 Class ZB, 6% 3/15/30	189	208
Series 2357 Class ZB, 6.5% 9/15/31	430	496
Series 2502 Class ZC, 6% 9/15/32	498	552
Series 3097 Class IA, 5.5% 3/15/33 (f)	87	1
Series 4302 Class DA, 3% 7/15/39	9,309	9,530
Series 06-3115 Class SM, 6.445% 2/15/36 (d)(f)(g)	274	44
Series 1658 Class GZ, 7% 1/15/24	616	692
Series 2013-4281 Class AI, 4% 12/15/28 (f)	2,912	344
Series 2380 Class SY, 8.045% 11/15/31 (d)(f)(g)	1,670	351
Series 2587 Class IM, 6.5% 3/15/33 (f)	268	60
Series 2844:
Class SC, 45.7925% 8/15/24 (d)(g)	21	38
Class SD, 84.435% 8/15/24 (d)(g)	30	75
Series 2947 Class XZ, 6% 3/15/35	764	859
Series 3055 Class CS, 6.435% 10/15/35 (d)(f)	348	45
Series 3244 Class SG, 6.505% 11/15/36 (d)(f)(g)	607	111
Series 3274 Class SM, 6.275% 2/15/37 (d)(f)	414	55
Series 3284 Class CI, 5.965% 3/15/37 (d)(f)	1,448	231
Series 3287 Class SD, 6.595% 3/15/37 (d)(f)(g)	919	196
Series 3297 Class BI, 6.605% 4/15/37 (d)(f)(g)	1,310	241
Series 3336 Class LI, 6.425% 6/15/37 (d)(f)	655	98
Series 3772 Class BI, 4.5% 10/15/18 (f)	561	35
Series 3949 Class MK, 4.5% 10/15/34	585	632
Series 4181 Class LA, 3% 3/15/37	1,397	1,441
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	386	441
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.535% 6/16/37 (d)(f)(g)	306	53
Series 2010-H17 Class FA, 0.486% 7/20/60 (d)(h)	344	342
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(h)	395	391
Series 2010-H19 Class FG, 0.4552% 8/20/60 (d)(h)	492	488
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(h)	198	198
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	687	121
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-24 Class SK, 7.795% 4/16/32 (d)(f)(g)	$ 1,458	$ 349
Series 2002-42 Class ZA, 6% 6/20/32	548	609
Series 2004-24 Class ZM, 5% 4/20/34	1,022	1,154
Series 1999-34 Class SC, 8.445% 9/16/19 (d)(f)(g)	467	38
Series 1999-40 Class SE, 8.795% 11/16/29 (d)(f)(g)	670	58
Series 2000-8 Class SA, 8.295% 1/16/30 (d)(f)(g)	577	50
Series 2001-3 Class S, 7.945% 2/16/31 (d)(f)	334	70
Series 2001-36:
Class SB, 7.945% 12/16/23 (d)(f)(g)	931	172
Class SP, 8.595% 9/16/26 (d)(f)	672	118
Series 2001-38 Class SB, 7.425% 8/16/31 (d)(f)(g)	544	92
Series 2001-41 Class SG, 8.595% 9/16/31 (d)(f)	326	53
Series 2001-46 Class SB, 7.995% 5/16/23 (d)(f)	418	51
Series 2001-49:
Class SC, 7.445% 12/16/25 (d)(f)(g)	1,213	209
Class SL, 7.445% 5/16/30 (d)(f)(g)	1,443	273
Class SV, 8.095% 12/16/28 (d)(f)(g)	949	92
Series 2001-50:
Class SD, 8.0445% 11/20/31 (d)(f)(g)	792	180
Class ST, 7.545% 8/16/27 (d)(f)(g)	312	65
Series 2002-5 Class SP, 7.295% 1/16/32 (d)(f)(g)	561	108
Series 2004-32 Class GS, 6.345% 5/16/34 (d)(f)(g)	497	99
Series 2004-73 Class AL, 7.045% 8/17/34 (d)(f)(g)	186	40
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,995	559
Series 2012-76 Class GS, 6.545% 6/16/42 (d)(f)(g)	1,033	189
Series 2012-97 Class JS, 6.095% 8/16/42 (d)(f)(g)	3,544	580
TOTAL U.S. GOVERNMENT AGENCY		63,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,404)		123,042
Commercial Mortgage Securities - 6.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(f)	1,114	25
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	2,206	2,377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.465% 7/25/37 (a)(d)	$ 48	$ 31
Class M2, 0.495% 7/25/37 (a)(d)	51	29
Class M3, 0.525% 7/25/37 (a)(d)	82	31
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (a)(d)(f)	3,338	20
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,510
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.053% 6/11/27 (a)(d)	5,000	5,007
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(d)	1,292	1,294
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,794
Series K034 Class A2, 3.531% 7/25/23	4,650	4,930
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.156% 7/15/31 (a)(d)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (a)(d)	909	909
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.056% 4/15/27 (a)(d)	5,000	5,003
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,385	1,486
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,491	4,823
Series 2007-LD11 Class A4, 5.805% 6/15/49 (d)	4,140	4,502
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,814	3,114
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	175	190
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (a)(d)	964	967
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,596	8,227
Series 2007-C33 Class A4, 5.9414% 2/15/51 (d)	1,470	1,594
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	1,815	1,956
Series 2007-C31A Class A2, 5.421% 4/15/47	89	89
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,573)		61,534
Fixed-Income Funds - 0.2%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,595)	14,516	$ 1,575
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (Cost $18,160)	$ 18,160	18,160
TOTAL INVESTMENT PORTFOLIO - 132.1% (Cost $1,187,602)		1,207,486
NET OTHER ASSETS (LIABILITIES) - (32.1)%		(293,381)
NET ASSETS - 100%		$ 914,105
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 9/1/44	$ (3,000)	(3,178)
4% 9/1/44	(5,900)	(6,251)
4% 9/1/44	(8,700)	(9,217)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(8,700)	(9,217)
4.5% 9/1/44	(14,300)	(15,440)
5% 9/1/44	(500)	(551)
TOTAL FANNIE MAE		(82,842)
Freddie Mac
3.5% 9/1/44	(20,000)	(20,544)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 9/1/44	$ (1,200)	$ (1,216)
3% 9/1/44	(3,700)	(3,749)
3% 9/1/44	(3,700)	(3,749)
3% 9/1/44	(1,200)	(1,216)
4.5% 9/1/44	(2,200)	(2,391)
5% 9/1/44	(5,500)	(6,040)
TOTAL GINNIE MAE		(18,361)
TOTAL TBA SALE COMMITMENTS (Proceeds $121,483)		$ (121,747)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 33,984	3-month LIBOR	1%	$ 6	$ 0	$ 6
CME	Sep. 2017	11,550	3-month LIBOR	1.5%	(18)	0	(18)
CME	Sep. 2019	9,423	3-month LIBOR	2.25%	(77)	0	(77)
CME	Sep. 2024	13,600	3-month LIBOR	3.25%	(207)	0	(207)
CME	Sep. 2044	9,250	3-month LIBOR	4%	(780)	0	(780)
TOTAL INTEREST RATE SWAPS					$ (1,076)	$ 0	$ (1,076)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,264,000 or 11.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,501,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,160,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 18,160
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 41
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 41	$ -	$ 1,575	0.0%
Total
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 926,915	$ -	$ 926,915	$ -
Asset-Backed Securities	76,260	-	76,260	-
Collateralized Mortgage Obligations	123,042	-	123,042	-
Commercial Mortgage Securities	61,534	-	61,534	-
Fixed-Income Funds	1,575	1,575	-	-
Cash Equivalents	18,160	-	18,160	-
Total Investments in Securities:	$ 1,207,486	$ 1,575	$ 1,205,911	$ -
Derivative Instruments:
Assets
Swaps	$ 6	$ -	$ 6	$ -
Liabilities
Swaps	$ (1,082)	$ -	$ (1,082)	$ -
Total Derivative Instruments:	$ (1,076)	$ -	$ (1,076)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (121,747)	$ -	$ (121,747)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 6	$ (1,082)
Total Value of Derivatives	$ 6	$ (1,082)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $18,160) - See accompanying schedule: Unaffiliated issuers (cost $1,186,007)	$ 1,205,911
Fidelity Central Funds (cost $1,595)	1,575
Total Investments (cost $1,187,602)		$ 1,207,486
Cash		1
Receivable for investments sold, regular delivery		127
Receivable for TBA sale commitments		121,483
Receivable for fund shares sold		104
Interest receivable		3,036
Receivable for daily variation margin for derivative instruments		27
Other receivables		114
Total assets		1,332,378

Liabilities
Payable for investments purchased Regular delivery	$ 4,883
Delayed delivery	290,580
TBA sale commitments, at value	121,747
Payable for fund shares redeemed	443
Distributions payable	123
Accrued management fee	237
Distribution and service plan fees payable	28
Other affiliated payables	116
Other payables and accrued expenses	116
Total liabilities		418,273

Net Assets		$ 914,105
Net Assets consist of:
Paid in capital		$ 984,193
Distributions in excess of net investment income		(5,621)
Accumulated undistributed net realized gain (loss) on investments		(83,011)
Net unrealized appreciation (depreciation) on investments		18,544
Net Assets		$ 914,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,944 ÷ 3,641.55 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class T: Net Asset Value and redemption price per share ($21,942 ÷ 1,947.60 shares)	$ 11.27

Maximum offering price per share (100/96.00 of $11.27)	$ 11.74
Class B: Net Asset Value and offering price per share ($1,372 ÷ 122.03 shares)A	$ 11.24

Class C: Net Asset Value and offering price per share ($16,932 ÷ 1,508.33 shares)A	$ 11.23

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($784,570 ÷ 69,606.81 shares)	$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,345 ÷ 4,304.47 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 27,023
Income from Fidelity Central Funds		41
Total income		27,064

Expenses
Management fee	$ 2,849
Transfer agent fees	1,023
Distribution and service plan fees	358
Fund wide operations fee	347
Independent trustees' compensation	4
Miscellaneous	4
Total expenses before reductions	4,585
Expense reductions	(3)	4,582
Net investment income (loss)		22,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,139
Swaps	(443)
Total net realized gain (loss)		3,696
Change in net unrealized appreciation (depreciation) on: Investment securities	26,007
Swaps	(1,480)
Delayed delivery commitments	(65)
Total change in net unrealized appreciation (depreciation)		24,462
Net gain (loss)		28,158
Net increase (decrease) in net assets resulting from operations		$ 50,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,482	$ 19,215
Net realized gain (loss)	3,696	(9,621)
Change in net unrealized appreciation (depreciation)	24,462	(31,592)
Net increase (decrease) in net assets resulting from operations	50,640	(21,998)
Distributions to shareholders from net investment income	(21,729)	(18,567)
Share transactions - net increase (decrease)	(21,390)	(27,928)
Total increase (decrease) in net assets	7,521	(68,493)

Net Assets
Beginning of period	906,584	975,077
End of period (including distributions in excess of net investment income of $5,621 and distributions in excess of net investment income of $6,678, respectively)	$ 914,105	$ 906,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.239	.169	.278	.323	.357
Net realized and unrealized gain (loss)	.341	(.457)	.206	.235	.602
Total from investment operations	.580	(.288)	.484	.558	.959
Distributions from net investment income	(.230)	(.162)	(.284)	(.328)	(.429)
Net asset value, end of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total ReturnA, B	5.37%	(2.57)%	4.41%	5.22%	9.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.79%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.81%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.81%	.79%	.81%	.82%	.83%
Net investment income (loss)	2.15%	1.51%	2.48%	2.96%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 50	$ 60	$ 59	$ 61
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Income from Investment Operations
Net investment income (loss) C	.242	.173	.281	.326	.360
Net realized and unrealized gain (loss)	.340	(.458)	.216	.235	.602
Total from investment operations	.582	(.285)	.497	.561	.962
Distributions from net investment income	(.232)	(.165)	(.287)	(.331)	(.432)
Net asset value, end of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Total ReturnA, B	5.38%	(2.54)%	4.52%	5.24%	9.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.77%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.79%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.79%	.77%	.78%	.79%	.81%
Net investment income (loss)	2.17%	1.53%	2.50%	2.99%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 26	$ 31	$ 37	$ 41
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.162	.090	.200	.248	.286
Net realized and unrealized gain (loss)	.342	(.457)	.207	.235	.602
Total from investment operations	.504	(.367)	.407	.483	.888
Distributions from net investment income	(.154)	(.083)	(.207)	(.253)	(.358)
Net asset value, end of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total ReturnA, B	4.65%	(3.25)%	3.69%	4.51%	8.71%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.46%	.80%	1.79%	2.27%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 4	$ 5	$ 7
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) C	.160	.088	.197	.244	.282
Net realized and unrealized gain (loss)	.342	(.457)	.217	.226	.603
Total from investment operations	.502	(.369)	.414	.470	.885
Distributions from net investment income	(.152)	(.081)	(.204)	(.250)	(.355)
Net asset value, end of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Total ReturnA, B	4.64%	(3.28)%	3.76%	4.39%	8.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	1.44%	.78%	1.76%	2.24%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 18	$ 15	$ 18
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.279	.209	.318	.364	.399
Net realized and unrealized gain (loss)	.341	(.458)	.206	.234	.601
Total from investment operations	.620	(.249)	.524	.598	1.000
Distributions from net investment income	(.270)	(.201)	(.324)	(.368)	(.470)
Net asset value, end of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Total ReturnA	5.73%	(2.23)%	4.77%	5.59%	9.83%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.51%	1.85%	2.84%	3.33%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 778	$ 850	$ 765	$ 829
Portfolio turnover rateD	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) B	.271	.200	.311	.354	.391
Net realized and unrealized gain (loss)	.342	(.456)	.207	.235	.603
Total from investment operations	.613	(.256)	.518	.589	.994
Distributions from net investment income	(.263)	(.194)	(.318)	(.359)	(.464)
Net asset value, end of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Total ReturnA	5.69%	(2.30)%	4.73%	5.53%	9.80%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.51%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.51%	.51%	.50%	.53%	.50%
Expenses net of all reductions	.51%	.51%	.50%	.53%	.50%
Net investment income (loss)	2.45%	1.79%	2.79%	3.24%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 34	$ 12	$ 7	$ 10
Portfolio turnover rateD	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%*

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,280
Gross unrealized depreciation	(5,699)
Net unrealized appreciation (depreciation) on securities	$ 13,581

Tax Cost	$ 1,193,905

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 720
Capital loss carryforward	$ (81,145)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,491

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2017	$ (73,463)
No expiration
Short-term	(5,770)
Long-term	(1,912)
Total no expiration	(7,682)
Total capital loss carryforward	$ (81,145)

The Fund intends to elect to defer to its next fiscal year $2,154 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 21,729	$ 18,567

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (443)	$ (1,480)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $167,578 and $87,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 114	$ 2
Class T	-%	.25%	59	-*
Class B	.65%	.25%	17	12
Class C	.75%	.25%	168	23
			$ 358	$ 37

* Amount represents one hundred twenty-two dollars.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	1
Class B*	8
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 93.20
Class T	44.19
Class B	5.25
Class C	28.17
Fidelity Mortgage Securities Fund	784.10
Institutional Class	69.16
	$ 1,023

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 944	$ 831
Class T	488	507
Class B	26	23
Class C	230	140
Fidelity Mortgage Securities Fund	19,029	16,536
Institutional Class	1,012	530
Total	$ 21,729	$ 18,567

Annual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	499	961	$ 5,530	$ 10,873
Reinvestment of distributions	75	63	829	705
Shares redeemed	(1,528)	(1,701)	(16,931)	(19,103)
Net increase (decrease)	(954)	(677)	$ (10,572)	$ (7,525)
Class T
Shares sold	151	1,654	$ 1,676	$ 18,801
Reinvestment of distributions	42	42	465	468
Shares redeemed	(597)	(2,113)	(6,625)	(23,856)
Net increase (decrease)	(404)	(417)	$ (4,484)	$ (4,587)
Class B
Shares sold	1	3	$ 16	$ 24
Reinvestment of distributions	1	1	14	13
Shares redeemed	(91)	(116)	(1,013)	(1,302)
Net increase (decrease)	(89)	(112)	$ (983)	$ (1,265)
Class C
Shares sold	306	603	$ 3,390	$ 6,797
Reinvestment of distributions	15	9	169	100
Shares redeemed	(371)	(663)	(4,102)	(7,427)
Net increase (decrease)	(50)	(51)	$ (543)	$ (530)
Fidelity Mortgage Securities Fund
Shares sold	12,835	36,930	$ 142,389	$ 419,717
Reinvestment of distributions	1,588	1,357	17,699	15,278
Shares redeemed	(16,015)	(41,798)	(177,888)	(472,036)
Net increase (decrease)	(1,592)	(3,511)	$ (17,800)	$ (37,041)
Institutional Class
Shares sold	1,787	3,414	$ 19,767	$ 38,557
Reinvestment of distributions	89	45	991	503
Shares redeemed	(698)	(1,422)	(7,766)	(16,040)
Net increase (decrease)	1,178	2,037	$ 12,992	$ 23,020

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5236. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $15,244,259 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-UANN-1014
1.784763.111

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Annual Report

August 31, 2014

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	5.73%	4.66%	3.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42% versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Mortgage Securities Fund: For the year, the fund's Retail Class shares returned 5.73%, while the Barclays® U.S. MBS Index returned 5.42%. Security selection boosted the fund's performance compared the benchmark, led by our overweighting in higher-coupon agency MBS, which benefited from renewed investor interest as prepayments slowed. In the second half of the period, we trimmed our exposure to these premiums. An overweighting in agency commercial mortgage-backed securities (CMBS) issued by Freddie Mac also proved to be a sound strategy because they were bolstered by strong demand for high-quality, higher-yielding securities. Our out-of-benchmark stake in reverse mortgages was a plus given their relatively high yields and investors' appetite for income. We further benefited from our use of TBAs ("to be announced" securities). Sector selection was generally favorable, with out-of-index holdings in asset-backed securities adding to results. We also benefited from owning non-agency residential MBS issued by U.S. and U.K. financial institutions. In contrast, we lost a modest amount of ground investing in securities made up of single-family rental homes.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,022.90	$ 4.08
Hypothetical A		$ 1,000.00	$ 1,021.17	$ 4.08
Class T	.78%
Actual		$ 1,000.00	$ 1,023.90	$ 3.98
Hypothetical A		$ 1,000.00	$ 1,021.27	$ 3.97
Class B	1.49%
Actual		$ 1,000.00	$ 1,020.40	$ 7.59
Hypothetical A		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 1,020.30	$ 7.69
Hypothetical A		$ 1,000.00	$ 1,017.59	$ 7.68
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 1,025.60	$ 2.30
Hypothetical A		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,025.40	$ 2.60
Hypothetical A		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

Coupon Distribution as of August 31, 2014
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0†	0.0†
0.01 - 0.99%	3.4	4.7
1 - 1.99%	6.1	5.4
2 - 2.99%	3.2	6.4
3 - 3.99%	31.5	29.3
4 - 4.99%	29.4	27.8
5 - 5.99%	10.2	12.2
6 - 6.99%	3.5	4.3
7% and above	1.2	1.5
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2014
6 months ago
Years	5.4	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	3.7	4.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

† Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
As of August 31, 2014*	As of February 28, 2014**
Mortgage Securities 88.2%	Mortgage Securities 86.4%
CMOs and Other Mortgage Related Securities 20.2%	CMOs and Other Mortgage Related Securities 17.6%
Asset-Backed Securities 8.3%	Asset-Backed Securities 7.7%
Short-Term Investments and Net Other Assets (Liabilities) (16.7)%†	Short-Term Investments and Net Other Assets (Liabilities) (11.7)%†
* Foreign investments	2.3%	** Foreign investments	2.3%
* Futures and Swaps	(8.4)%	** Futures and Swaps	(4.8)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 101.4%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 59.3%
1.814% 9/1/36 (d)	$ 91	$ 95
2.053% 6/1/36 (d)	43	46
2.07% 4/1/37 (d)	136	143
2.094% 5/1/36 (d)	231	242
2.139% 3/1/36 (d)	187	203
2.181% 1/1/35 (d)	253	267
2.253% 4/1/36 (d)	155	167
2.294% 7/1/35 (d)	6	7
2.315% 9/1/36 (d)	124	132
2.319% 11/1/36 (d)	52	55
2.333% 3/1/35 (d)	31	33
2.362% 7/1/35 (d)	61	65
2.372% 5/1/36 (d)	48	52
2.395% 6/1/36 (d)	549	588
2.404% 8/1/35 (d)	347	372
2.421% 10/1/33 (d)	49	53
2.5% 10/1/36 (d)	172	184
2.5% 10/1/42 to 9/1/43	6,195	5,952
2.655% 9/1/37 (d)	29	31
2.691% 2/1/42 (d)	881	914
2.771% 1/1/42 (d)	846	879
2.971% 8/1/41 (d)	704	735
3% 4/1/27 to 3/1/44	117,736	117,536
3% 9/1/44 (b)	16,500	16,421
3.162% 3/1/42 (d)	3,933	4,129
3.381% 9/1/41 (d)	183	193
3.488% 3/1/40 (d)	278	290
3.5% 1/1/34 to 8/1/43	25,121	26,051
3.5% 9/1/44 (b)	42,500	43,747
3.5% 9/1/44 (b)	19,000	19,557
3.5% 9/1/44 (b)	10,500	10,808
3.5% 9/1/44 (b)	4,100	4,220
3.5% 9/1/44 (b)	4,400	4,529
4% 11/1/26 to 1/1/44	76,556	81,382
4% 9/1/44 (b)	36,000	38,139
4% 9/1/44 (b)	9,200	9,747
4% 9/1/44 (b)	9,200	9,747
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/44 (b)	$ 8,700	$ 9,217
4% 10/1/44 (b)	3,000	3,168
4% 10/1/44 (b)	5,900	6,230
4% 10/1/44 (b)	8,700	9,186
4% 10/1/44 (b)	9,200	9,714
4% 10/1/44 (b)	9,200	9,714
4.5% 5/1/25 to 4/1/42	46,599	50,442
4.5% 9/1/44 (b)	6,900	7,450
4.5% 9/1/44 (b)	13,700	14,793
4.5% 10/1/44 (b)	14,300	15,403
5% 5/1/20 to 10/1/41	1,013	1,106
5% 9/1/44 (b)	500	551
5.5% 2/1/18 to 6/1/36	1,450	1,604
5.565% 8/1/46 (d)	45	48
6.5% 9/1/14 to 5/1/38	2,326	2,616
7% 12/1/15 to 5/1/30	1,351	1,552
7.21% 12/1/36 (d)	44	47
7.5% 8/1/22 to 9/1/32	729	866
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	101	116
9% 10/1/30	207	256
9.5% 7/1/16 to 8/1/22	17	19
12.5% 8/1/15 to 3/1/16	2	2
12.75% 2/1/15	0*	0*
		541,829
Freddie Mac - 18.9%
1.82% 3/1/35 (d)	131	137
2.05% 6/1/37 (d)	31	33
2.095% 8/1/37 (d)	93	100
2.121% 5/1/37 (d)	75	80
2.125% 3/1/36 (d)	464	494
2.14% 11/1/35 (d)	308	329
2.356% 5/1/34 (d)	9	10
2.385% 6/1/37 (d)	28	30
2.415% 6/1/37 (d)	293	314
2.418% 4/1/37 (d)	102	110
2.451% 6/1/37 (d)	580	618
2.461% 6/1/33 (d)	812	869
2.571% 7/1/36 (d)	99	106
2.595% 4/1/37 (d)	9	9
2.825% 12/1/36 (d)	398	427
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.905% 10/1/36 (d)	$ 15	$ 15
3% 11/1/42 to 2/1/44	26,175	26,111
3.068% 10/1/35 (d)	55	59
3.084% 9/1/41 (d)	899	942
3.5% 1/1/26 to 8/1/44	44,273	45,659
4% 9/1/41 to 11/1/43	22,540	23,903
4% 9/1/44 (b)	4,500	4,758
4.5% 7/1/25 to 8/1/44	15,033	16,296
5% 7/1/33 to 9/1/40 (c)	17,135	18,990
5.5% 10/1/17 to 10/1/39	15,470	17,208
6% 5/1/16 to 6/1/39	3,521	3,929
6.5% 12/1/14 to 9/1/39	5,658	6,391
7% 6/1/21 to 9/1/36	1,791	2,071
7.5% 10/1/14 to 7/1/34	2,499	2,939
8% 11/1/16 to 1/1/37	21	25
8.5% 6/1/16 to 9/1/20	5	6
9% 9/1/16 to 5/1/21	25	27
10% 1/1/16 to 12/1/18	2	2
		172,997
Ginnie Mae - 23.2%
3% 6/20/42 to 7/20/44	5,886	5,973
3% 9/1/44 (b)	4,900	4,965
3% 9/1/44 (b)	3,700	3,749
3% 9/1/44 (b)	1,200	1,216
3.5% 3/15/42 to 2/20/44	23,421	24,384
3.5% 9/1/44 (b)	12,100	12,582
3.5% 9/1/44 (b)	8,400	8,734
3.5% 9/1/44 (b)	2,000	2,080
4% 7/20/33 to 10/15/42	30,689	32,781
4% 9/1/44 (b)	2,100	2,237
4% 9/1/44 (b)	8,500	9,054
4.497% 1/20/62 (h)	799	868
4.5% 8/15/33 to 3/20/41	43,333	47,413
4.564% 11/20/61 (h)	924	1,002
4.751% 12/20/60 (h)	13,471	14,497
4.814% 1/20/61 (h)	314	339
5% 9/20/33 to 6/20/41	23,202	25,778
5.5% 10/15/33 to 9/15/39	3,726	4,182
6% 8/15/32 to 6/15/36	6,794	7,771
6.5% 10/15/34 to 7/15/36	258	297
7% 2/15/24 to 4/20/32	1,012	1,193
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.5% 12/15/16 to 12/15/29	$ 427	$ 498
8% 6/15/21 to 12/15/25	218	256
8.5% 1/15/17 to 10/15/28	198	235
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	4	4
		212,089
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $909,865)		926,915
Asset-Backed Securities - 8.3%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (a)	168	169
Series 2013-2 Class A, 1.32% 2/15/17 (a)	1,040	1,042
Series 2014-1 Class A, 1.14% 3/12/18 (a)	3,111	3,114
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.355% 8/25/35 (d)	759	755
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (a)	92	92
Series 2013-2A Class A, 1.75% 11/15/17 (a)	5,582	5,603
Series 2014-1A Class A, 1.46% 12/17/18 (a)	4,970	4,980
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2003-3 Class 1A5, 4.66% 3/25/33	5,145	5,149
Colony American Homes Series 2014-2A Class A, 1.1042% 7/17/31 (a)(d)	8,911	8,813
CPS Auto Receivables Trust:
Series 2013-C Class A, 1.64% 4/16/18 (a)	2,629	2,643
Series 2013-D Class A, 1.54% 7/16/18 (a)	3,748	3,764
Exeter Automobile Receivables Trust:
Series 2013-1A Class A, 1.29% 10/16/17 (a)	1,967	1,970
Series 2013-2A Class A, 1.49% 11/15/17 (a)	4,812	4,829
Series 2014-1A Class A, 1.29% 5/15/18 (a)	2,162	2,166
Series 2014-2A Class A, 1.06% 8/15/18 (a)	3,620	3,622
GSAMP Trust:
Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	82	4
Series 2004-AR2 Class B1, 3.005% 8/25/34 (d)	355	7
HLSS Servicer Advance Receivables Backed Notes:
Series 2014-T1 Class AT1, 1.2437% 1/17/45 (a)	4,371	4,375
1.2865% 9/15/44 (a)	5,000	5,002
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Mortgage Acquisition Trust:
Series 2007-CH1 Class AF3, 5.532% 11/25/36	$ 2,247	$ 2,310
Series 2007-CH4 Class A3, 0.265% 2/25/32 (d)	4,066	4,031
Silver Bay Realty 2014-1 Trust Series 2014-1 Class A, 1.205% 9/17/31 (a)(d)	3,000	2,978
Stanwich Mortgage Loan Trust Series 2013-NPL1 Class A, 2.9814% 2/16/43 (a)	4,306	4,300
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.585% 5/25/35 (d)	1,995	1,822
Series 2007-BC3 Class 2A1, 0.215% 5/25/47 (d)	2,734	2,720
TOTAL ASSET-BACKED SECURITIES (Cost $77,005)		76,260
Collateralized Mortgage Obligations - 13.5%

Private Sponsor - 6.6%
BCAP LLC Trust sequential payer Series 2010-RR11 Class 6A1, 2.5173% 3/27/36 (a)(d)	4,227	4,208
CAM Mortgage Trust Series 2014-2 Class A, 2.6% 5/15/48 (a)	4,573	4,572
Citigroup Mortgage Loan Trust:
sequential payer Series 2012-A Class A, 2.5% 6/25/51 (a)	514	499
Series 2010-7 Class 9A1, 4.5% 10/25/37 (a)	473	474
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5162% 11/26/35 (a)(d)	5,500	5,242
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (a)(d)	756	779
CSMC:
floater Series 2011-1R Class A1, 1.1543% 2/27/47 (a)(d)	321	321
Series 2014-3R Class 2A1, 0.852% 5/27/37 (a)(d)	2,026	1,926
FDIC Trust Series 2013-N1 Class A, 4.5% 10/25/18 (a)	1,912	1,931
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (d)	501	501
Granite Master Issuer PLC floater:
Series 2005-2 Class A6, 0.4155% 12/20/54 (d)	1,857	1,845
Series 2006-1A Class A5, 0.2955% 12/20/54 (a)(d)	1,662	1,649
Series 2006-4 Class A4, 0.2555% 12/20/54 (d)	1,491	1,478
Series 2007-1:
Class 2A1, 0.2955% 12/20/54 (d)	1,894	1,879
Class 3A1, 0.3555% 12/20/54 (d)	1,683	1,670
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-2:
Class 2A1, 0.235% 12/17/54 (d)	$ 2,040	$ 2,022
Class 3A1, 0.335% 12/17/54 (d)	1,234	1,224
Granite Mortgages:
floater Series 2003-2 Class 1B, 1.2136% 7/20/43 (d)	3,201	3,208
Series 2003-2 Class 1A3, 0.7336% 7/20/43 (d)	209	209
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6336% 1/20/44 (d)	562	561
Series 2004-1 Class 2A1, 0.551% 3/20/44 (d)	3,156	3,146
Series 2004-3 Class 2A1, 0.511% 9/20/44 (d)	1,898	1,888
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 1.8494% 1/26/37 (a)(d)	652	650
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	356	296
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4611% 7/25/19 (d)	2,174	2,241
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	1,745	1,582
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 2.6101% 2/26/37 (a)(d)	5,525	5,630
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (d)	210	210
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.795% 9/25/43 (d)	414	407
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	400	401
Series 2003-MS5 Class 1A1, 5% 3/25/18	507	520
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4906% 9/25/33 (d)	1,268	1,288
Series 2005-AR2 Class 1A2, 2.6155% 3/25/35 (d)	294	273
Series 2006-AR10 Class 3A1, 2.615% 7/25/36 (d)	1,408	1,406
Series 2007-9:
Class 1A5, 5.5% 7/25/37	1,725	1,767
Class 1A8, 5.5% 7/25/37	1,963	2,009
TOTAL PRIVATE SPONSOR		59,912
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 6.9%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.945% 12/25/33 (d)(f)(g)	$ 465	$ 96
Series 2007-57 Class FA, 0.385% 6/25/37 (d)	2,000	1,998
planned amortization class:
Series 1994-23 Class PZ, 6% 2/25/24	2,871	3,172
Series 1999-17 Class PG, 6% 4/25/29	941	1,037
Series 1999-32 Class PL, 6% 7/25/29	792	874
Series 1999-33 Class PK, 6% 7/25/29	465	514
Series 2001-52 Class YZ, 6.5% 10/25/31	54	61
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,241
Series 2005-73 Class SA, 17.147% 8/25/35 (d)(g)	172	208
Series 2006-105 Class MD, 5.5% 6/25/35	1,030	1,065
Series 2011-35 Class PA, 4% 2/25/39	851	889
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	864	952
Series 2001-31 Class ZC, 6.5% 7/25/31	371	426
Series 2002-16 Class ZD, 6.5% 4/25/32	136	158
Series 2002-74 Class SV, 7.395% 11/25/32 (d)(f)	295	56
Series 2002-79 Class Z, 5.5% 11/25/22	447	497
Series 06-116 Class SG, 6.485% 12/25/36 (d)(f)(g)	314	51
Series 07-40 Class SE, 6.285% 5/25/37 (d)(f)(g)	202	29
Series 1993-165 Class SH, 19.3614% 9/25/23 (d)(g)	44	58
Series 2003-21 Class SK, 7.945% 3/25/33 (d)(f)(g)	158	47
Series 2003-35 Class TQ, 7.345% 5/25/18 (d)(f)(g)	88	8
Series 2003-42 Class SJ, 6.895% 11/25/22 (d)(f)(g)	2	0*
Series 2007-57 Class SA, 39.69% 6/25/37 (d)(g)	599	1,140
Series 2007-66:
Class FB, 0.555% 7/25/37 (d)	1,060	1,067
Class SB, 38.67% 7/25/37 (d)(g)	195	371
Series 2008-12 Class SG, 6.195% 3/25/38 (d)(f)(g)	1,088	152
Series 2009-114 Class AI, 5% 12/25/23 (f)	488	29
Series 2009-16 Class SA, 6.095% 3/25/24 (d)(f)(g)	453	25
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	310	19
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	145	12
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	215	17
Series 2010-12 Class AI, 5% 12/25/18 (f)	924	64
Series 2010-135 Class LS, 5.895% 12/25/40 (d)(f)(g)	941	155
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	1,226	202
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-23:
Class AI, 5% 12/25/18 (f)	$ 405	$ 27
Class HI, 4.5% 10/25/18 (f)	271	18
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	854	53
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	461	41
Series 2011-67 Class AI, 4% 7/25/26 (f)	326	37
Series 2011-83 Class DI, 6% 9/25/26 (f)	503	76
Series 2012-9 Class CS, 6.395% 2/25/42 (d)(f)(g)	1,859	324
Series 2013-N1 Class A, 6.565% 6/25/35 (d)(f)(g)	910	164
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	266	18
Series 348 Class 14, 6.5% 8/25/34 (d)(f)	246	49
Series 351:
Class 12, 5.5% 4/25/34 (d)(f)	171	30
Class 13, 6% 3/25/34 (f)	227	44
Series 359 Class 19, 6% 7/25/35 (d)(f)	172	33
Series 384 Class 6, 5% 7/25/37 (f)	624	101
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	969	1,073
Series 2104 Class PG, 6% 12/15/28	287	317
Series 2121 Class MG, 6% 2/15/29	402	444
Series 2154 Class PT, 6% 5/15/29	636	700
Series 2162 Class PH, 6% 6/15/29	107	118
Series 2520 Class BE, 6% 11/15/32	511	564
Series 2585 Class KS, 7.445% 3/15/23 (d)(f)(g)	55	9
Series 2590 Class YR, 5.5% 9/15/32 (f)	2	0*
Series 2693 Class MD, 5.5% 10/15/33	8,793	9,847
Series 2802 Class OB, 6% 5/15/34	2,570	2,872
Series 2810 Class PD, 6% 6/15/33	124	125
Series 3002 Class NE, 5% 7/15/35	680	753
Series 3189 Class PD, 6% 7/15/36	610	698
Series 3415 Class PC, 5% 12/15/37	272	293
Series 3786 Class HI, 4% 3/15/38 (f)	1,098	166
Series 3806 Class UP, 4.5% 2/15/41	1,697	1,834
Series 3832 Class PE, 5% 3/15/41	960	1,080
Series 70 Class C, 9% 9/15/20	17	18
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	138	153
Series 2135 Class JE, 6% 3/15/29	488	538
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2274 Class ZM, 6.5% 1/15/31	$ 215	$ 246
Series 2281 Class ZB, 6% 3/15/30	189	208
Series 2357 Class ZB, 6.5% 9/15/31	430	496
Series 2502 Class ZC, 6% 9/15/32	498	552
Series 3097 Class IA, 5.5% 3/15/33 (f)	87	1
Series 4302 Class DA, 3% 7/15/39	9,309	9,530
Series 06-3115 Class SM, 6.445% 2/15/36 (d)(f)(g)	274	44
Series 1658 Class GZ, 7% 1/15/24	616	692
Series 2013-4281 Class AI, 4% 12/15/28 (f)	2,912	344
Series 2380 Class SY, 8.045% 11/15/31 (d)(f)(g)	1,670	351
Series 2587 Class IM, 6.5% 3/15/33 (f)	268	60
Series 2844:
Class SC, 45.7925% 8/15/24 (d)(g)	21	38
Class SD, 84.435% 8/15/24 (d)(g)	30	75
Series 2947 Class XZ, 6% 3/15/35	764	859
Series 3055 Class CS, 6.435% 10/15/35 (d)(f)	348	45
Series 3244 Class SG, 6.505% 11/15/36 (d)(f)(g)	607	111
Series 3274 Class SM, 6.275% 2/15/37 (d)(f)	414	55
Series 3284 Class CI, 5.965% 3/15/37 (d)(f)	1,448	231
Series 3287 Class SD, 6.595% 3/15/37 (d)(f)(g)	919	196
Series 3297 Class BI, 6.605% 4/15/37 (d)(f)(g)	1,310	241
Series 3336 Class LI, 6.425% 6/15/37 (d)(f)	655	98
Series 3772 Class BI, 4.5% 10/15/18 (f)	561	35
Series 3949 Class MK, 4.5% 10/15/34	585	632
Series 4181 Class LA, 3% 3/15/37	1,397	1,441
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	386	441
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.535% 6/16/37 (d)(f)(g)	306	53
Series 2010-H17 Class FA, 0.486% 7/20/60 (d)(h)	344	342
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(h)	395	391
Series 2010-H19 Class FG, 0.4552% 8/20/60 (d)(h)	492	488
Series 2011-H13 Class FA, 0.6552% 4/20/61 (d)(h)	198	198
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	687	121
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
sequential payer:
Series 2002-24 Class SK, 7.795% 4/16/32 (d)(f)(g)	$ 1,458	$ 349
Series 2002-42 Class ZA, 6% 6/20/32	548	609
Series 2004-24 Class ZM, 5% 4/20/34	1,022	1,154
Series 1999-34 Class SC, 8.445% 9/16/19 (d)(f)(g)	467	38
Series 1999-40 Class SE, 8.795% 11/16/29 (d)(f)(g)	670	58
Series 2000-8 Class SA, 8.295% 1/16/30 (d)(f)(g)	577	50
Series 2001-3 Class S, 7.945% 2/16/31 (d)(f)	334	70
Series 2001-36:
Class SB, 7.945% 12/16/23 (d)(f)(g)	931	172
Class SP, 8.595% 9/16/26 (d)(f)	672	118
Series 2001-38 Class SB, 7.425% 8/16/31 (d)(f)(g)	544	92
Series 2001-41 Class SG, 8.595% 9/16/31 (d)(f)	326	53
Series 2001-46 Class SB, 7.995% 5/16/23 (d)(f)	418	51
Series 2001-49:
Class SC, 7.445% 12/16/25 (d)(f)(g)	1,213	209
Class SL, 7.445% 5/16/30 (d)(f)(g)	1,443	273
Class SV, 8.095% 12/16/28 (d)(f)(g)	949	92
Series 2001-50:
Class SD, 8.0445% 11/20/31 (d)(f)(g)	792	180
Class ST, 7.545% 8/16/27 (d)(f)(g)	312	65
Series 2002-5 Class SP, 7.295% 1/16/32 (d)(f)(g)	561	108
Series 2004-32 Class GS, 6.345% 5/16/34 (d)(f)(g)	497	99
Series 2004-73 Class AL, 7.045% 8/17/34 (d)(f)(g)	186	40
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,995	559
Series 2012-76 Class GS, 6.545% 6/16/42 (d)(f)(g)	1,033	189
Series 2012-97 Class JS, 6.095% 8/16/42 (d)(f)(g)	3,544	580
TOTAL U.S. GOVERNMENT AGENCY		63,130
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $120,404)		123,042
Commercial Mortgage Securities - 6.7%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(f)	1,114	25
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	2,206	2,377
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.465% 7/25/37 (a)(d)	$ 48	$ 31
Class M2, 0.495% 7/25/37 (a)(d)	51	29
Class M3, 0.525% 7/25/37 (a)(d)	82	31
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (a)(d)(f)	3,338	20
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,510
COMM Mortgage Trust floater Series 2014-KYO Class A, 1.053% 6/11/27 (a)(d)	5,000	5,007
CSMC Trust floater Series 2014-ICE Class A, 1.05% 4/15/27 (a)(d)	1,292	1,294
Freddie Mac sequential payer:
Series K033 Class A2, 3.06% 7/25/23	8,600	8,794
Series K034 Class A2, 3.531% 7/25/23	4,650	4,930
GS Mortgage Securities Trust floater Series 2014-GSFL Class A, 1.156% 7/15/31 (a)(d)	626	626
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (a)(d)	909	909
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.056% 4/15/27 (a)(d)	5,000	5,003
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,385	1,486
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	4,491	4,823
Series 2007-LD11 Class A4, 5.805% 6/15/49 (d)	4,140	4,502
Series 2007-CB20 Class A1A, 5.746% 2/12/51	2,814	3,114
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (d)	175	190
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (a)(d)	964	967
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	7,596	8,227
Series 2007-C33 Class A4, 5.9414% 2/15/51 (d)	1,470	1,594
Series 2006-C27 Class A1A, 5.749% 7/15/45 (d)	1,815	1,956
Series 2007-C31A Class A2, 5.421% 4/15/47	89	89
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $60,573)		61,534
Fixed-Income Funds - 0.2%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $1,595)	14,516	$ 1,575
Cash Equivalents - 2.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.06%, dated 8/29/14 due 9/2/14 (Collateralized by U.S. Government Obligations) # (Cost $18,160)	$ 18,160	18,160
TOTAL INVESTMENT PORTFOLIO - 132.1% (Cost $1,187,602)		1,207,486
NET OTHER ASSETS (LIABILITIES) - (32.1)%		(293,381)
NET ASSETS - 100%		$ 914,105
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
4% 9/1/44	$ (3,000)	(3,178)
4% 9/1/44	(5,900)	(6,251)
4% 9/1/44	(8,700)	(9,217)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(9,200)	(9,747)
4% 9/1/44	(8,700)	(9,217)
4.5% 9/1/44	(14,300)	(15,440)
5% 9/1/44	(500)	(551)
TOTAL FANNIE MAE		(82,842)
Freddie Mac
3.5% 9/1/44	(20,000)	(20,544)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3% 9/1/44	$ (1,200)	$ (1,216)
3% 9/1/44	(3,700)	(3,749)
3% 9/1/44	(3,700)	(3,749)
3% 9/1/44	(1,200)	(1,216)
4.5% 9/1/44	(2,200)	(2,391)
5% 9/1/44	(5,500)	(6,040)
TOTAL GINNIE MAE		(18,361)
TOTAL TBA SALE COMMITMENTS (Proceeds $121,483)		$ (121,747)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Sep. 2016	$ 33,984	3-month LIBOR	1%	$ 6	$ 0	$ 6
CME	Sep. 2017	11,550	3-month LIBOR	1.5%	(18)	0	(18)
CME	Sep. 2019	9,423	3-month LIBOR	2.25%	(77)	0	(77)
CME	Sep. 2024	13,600	3-month LIBOR	3.25%	(207)	0	(207)
CME	Sep. 2044	9,250	3-month LIBOR	4%	(780)	0	(780)
TOTAL INTEREST RATE SWAPS					$ (1,076)	$ 0	$ (1,076)
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,264,000 or 11.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,501,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$18,160,000 due 9/02/14 at 0.06%
Commerz Markets LLC	$ 18,160
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 41
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,486	$ 41	$ -	$ 1,575	0.0%
Total
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 926,915	$ -	$ 926,915	$ -
Asset-Backed Securities	76,260	-	76,260	-
Collateralized Mortgage Obligations	123,042	-	123,042	-
Commercial Mortgage Securities	61,534	-	61,534	-
Fixed-Income Funds	1,575	1,575	-	-
Cash Equivalents	18,160	-	18,160	-
Total Investments in Securities:	$ 1,207,486	$ 1,575	$ 1,205,911	$ -
Derivative Instruments:
Assets
Swaps	$ 6	$ -	$ 6	$ -
Liabilities
Swaps	$ (1,082)	$ -	$ (1,082)	$ -
Total Derivative Instruments:	$ (1,076)	$ -	$ (1,076)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (121,747)	$ -	$ (121,747)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 6	$ (1,082)
Total Value of Derivatives	$ 6	$ (1,082)

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2014

Assets
Investment in securities, at value (including repurchase agreements of $18,160) - See accompanying schedule: Unaffiliated issuers (cost $1,186,007)	$ 1,205,911
Fidelity Central Funds (cost $1,595)	1,575
Total Investments (cost $1,187,602)		$ 1,207,486
Cash		1
Receivable for investments sold, regular delivery		127
Receivable for TBA sale commitments		121,483
Receivable for fund shares sold		104
Interest receivable		3,036
Receivable for daily variation margin for derivative instruments		27
Other receivables		114
Total assets		1,332,378

Liabilities
Payable for investments purchased Regular delivery	$ 4,883
Delayed delivery	290,580
TBA sale commitments, at value	121,747
Payable for fund shares redeemed	443
Distributions payable	123
Accrued management fee	237
Distribution and service plan fees payable	28
Other affiliated payables	116
Other payables and accrued expenses	116
Total liabilities		418,273

Net Assets		$ 914,105
Net Assets consist of:
Paid in capital		$ 984,193
Distributions in excess of net investment income		(5,621)
Accumulated undistributed net realized gain (loss) on investments		(83,011)
Net unrealized appreciation (depreciation) on investments		18,544
Net Assets		$ 914,105

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($40,944 ÷ 3,641.55 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class T: Net Asset Value and redemption price per share ($21,942 ÷ 1,947.60 shares)	$ 11.27

Maximum offering price per share (100/96.00 of $11.27)	$ 11.74
Class B: Net Asset Value and offering price per share ($1,372 ÷ 122.03 shares)A	$ 11.24

Class C: Net Asset Value and offering price per share ($16,932 ÷ 1,508.33 shares)A	$ 11.23

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($784,570 ÷ 69,606.81 shares)	$ 11.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,345 ÷ 4,304.47 shares)	$ 11.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2014

Investment Income
Interest		$ 27,023
Income from Fidelity Central Funds		41
Total income		27,064

Expenses
Management fee	$ 2,849
Transfer agent fees	1,023
Distribution and service plan fees	358
Fund wide operations fee	347
Independent trustees' compensation	4
Miscellaneous	4
Total expenses before reductions	4,585
Expense reductions	(3)	4,582
Net investment income (loss)		22,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,139
Swaps	(443)
Total net realized gain (loss)		3,696
Change in net unrealized appreciation (depreciation) on: Investment securities	26,007
Swaps	(1,480)
Delayed delivery commitments	(65)
Total change in net unrealized appreciation (depreciation)		24,462
Net gain (loss)		28,158
Net increase (decrease) in net assets resulting from operations		$ 50,640

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,482	$ 19,215
Net realized gain (loss)	3,696	(9,621)
Change in net unrealized appreciation (depreciation)	24,462	(31,592)
Net increase (decrease) in net assets resulting from operations	50,640	(21,998)
Distributions to shareholders from net investment income	(21,729)	(18,567)
Share transactions - net increase (decrease)	(21,390)	(27,928)
Total increase (decrease) in net assets	7,521	(68,493)

Net Assets
Beginning of period	906,584	975,077
End of period (including distributions in excess of net investment income of $5,621 and distributions in excess of net investment income of $6,678, respectively)	$ 914,105	$ 906,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.239	.169	.278	.323	.357
Net realized and unrealized gain (loss)	.341	(.457)	.206	.235	.602
Total from investment operations	.580	(.288)	.484	.558	.959
Distributions from net investment income	(.230)	(.162)	(.284)	(.328)	(.429)
Net asset value, end of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total ReturnA, B	5.37%	(2.57)%	4.41%	5.22%	9.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.81%	.79%	.81%	.82%	.83%
Expenses net of fee waivers, if any	.81%	.79%	.81%	.82%	.83%
Expenses net of all reductions	.81%	.79%	.81%	.82%	.83%
Net investment income (loss)	2.15%	1.51%	2.48%	2.96%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 50	$ 60	$ 59	$ 61
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Income from Investment Operations
Net investment income (loss) C	.242	.173	.281	.326	.360
Net realized and unrealized gain (loss)	.340	(.458)	.216	.235	.602
Total from investment operations	.582	(.285)	.497	.561	.962
Distributions from net investment income	(.232)	(.165)	(.287)	(.331)	(.432)
Net asset value, end of period	$ 11.27	$ 10.92	$ 11.37	$ 11.16	$ 10.93
Total ReturnA, B	5.38%	(2.54)%	4.52%	5.24%	9.44%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.77%	.78%	.79%	.81%
Expenses net of fee waivers, if any	.79%	.77%	.78%	.79%	.81%
Expenses net of all reductions	.79%	.77%	.78%	.79%	.81%
Net investment income (loss)	2.17%	1.53%	2.50%	2.99%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 22	$ 26	$ 31	$ 37	$ 41
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Income from Investment Operations
Net investment income (loss) C	.162	.090	.200	.248	.286
Net realized and unrealized gain (loss)	.342	(.457)	.207	.235	.602
Total from investment operations	.504	(.367)	.407	.483	.888
Distributions from net investment income	(.154)	(.083)	(.207)	(.253)	(.358)
Net asset value, end of period	$ 11.24	$ 10.89	$ 11.34	$ 11.14	$ 10.91
Total ReturnA, B	4.65%	(3.25)%	3.69%	4.51%	8.71%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	1.46%	.80%	1.79%	2.27%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 4	$ 5	$ 7
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) C	.160	.088	.197	.244	.282
Net realized and unrealized gain (loss)	.342	(.457)	.217	.226	.603
Total from investment operations	.502	(.369)	.414	.470	.885
Distributions from net investment income	(.152)	(.081)	(.204)	(.250)	(.355)
Net asset value, end of period	$ 11.23	$ 10.88	$ 11.33	$ 11.12	$ 10.90
Total ReturnA, B	4.64%	(3.28)%	3.76%	4.39%	8.69%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of fee waivers, if any	1.52%	1.52%	1.53%	1.53%	1.53%
Expenses net of all reductions	1.52%	1.52%	1.53%	1.53%	1.53%
Net investment income (loss)	1.44%	.78%	1.76%	2.24%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 17	$ 18	$ 15	$ 18
Portfolio turnover rateE	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Income from Investment Operations
Net investment income (loss) B	.279	.209	.318	.364	.399
Net realized and unrealized gain (loss)	.341	(.458)	.206	.234	.601
Total from investment operations	.620	(.249)	.524	.598	1.000
Distributions from net investment income	(.270)	(.201)	(.324)	(.368)	(.470)
Net asset value, end of period	$ 11.27	$ 10.92	$ 11.37	$ 11.17	$ 10.94
Total ReturnA	5.73%	(2.23)%	4.77%	5.59%	9.83%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.51%	1.85%	2.84%	3.33%	3.74%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 778	$ 850	$ 765	$ 829
Portfolio turnover rateD	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Income from Investment Operations
Net investment income (loss) B	.271	.200	.311	.354	.391
Net realized and unrealized gain (loss)	.342	(.456)	.207	.235	.603
Total from investment operations	.613	(.256)	.518	.589	.994
Distributions from net investment income	(.263)	(.194)	(.318)	(.359)	(.464)
Net asset value, end of period	$ 11.23	$ 10.88	$ 11.33	$ 11.13	$ 10.90
Total ReturnA	5.69%	(2.30)%	4.73%	5.53%	9.80%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.51%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.51%	.51%	.50%	.53%	.50%
Expenses net of all reductions	.51%	.51%	.50%	.53%	.50%
Net investment income (loss)	2.45%	1.79%	2.79%	3.24%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$ 48	$ 34	$ 12	$ 7	$ 10
Portfolio turnover rateD	398%	474%	451%	490%	527%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*

Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .01%*

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 19,280
Gross unrealized depreciation	(5,699)
Net unrealized appreciation (depreciation) on securities	$ 13,581

Tax Cost	$ 1,193,905

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 720
Capital loss carryforward	$ (81,145)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,491

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration

2017	$ (73,463)
No expiration
Short-term	(5,770)
Long-term	(1,912)
Total no expiration	(7,682)
Total capital loss carryforward	$ (81,145)

The Fund intends to elect to defer to its next fiscal year $2,154 of capital losses recognized during the period November 1, 2013 to August 31, 2014.

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 21,729	$ 18,567

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Annual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swaps (a)	$ (443)	$ (1,480)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Annual Report

4. Derivative Instruments - continued

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $167,578 and $87,387, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 114	$ 2
Class T	-%	.25%	59	-*
Class B	.65%	.25%	17	12
Class C	.75%	.25%	168	23
			$ 358	$ 37

* Amount represents one hundred twenty-two dollars.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6
Class T	1
Class B*	8
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 93.20
Class T	44.19
Class B	5.25
Class C	28.17
Fidelity Mortgage Securities Fund	784.10
Institutional Class	69.16
	$ 1,023

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee - continued

independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 944	$ 831
Class T	488	507
Class B	26	23
Class C	230	140
Fidelity Mortgage Securities Fund	19,029	16,536
Institutional Class	1,012	530
Total	$ 21,729	$ 18,567

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	499	961	$ 5,530	$ 10,873
Reinvestment of distributions	75	63	829	705
Shares redeemed	(1,528)	(1,701)	(16,931)	(19,103)
Net increase (decrease)	(954)	(677)	$ (10,572)	$ (7,525)
Class T
Shares sold	151	1,654	$ 1,676	$ 18,801
Reinvestment of distributions	42	42	465	468
Shares redeemed	(597)	(2,113)	(6,625)	(23,856)
Net increase (decrease)	(404)	(417)	$ (4,484)	$ (4,587)
Class B
Shares sold	1	3	$ 16	$ 24
Reinvestment of distributions	1	1	14	13
Shares redeemed	(91)	(116)	(1,013)	(1,302)
Net increase (decrease)	(89)	(112)	$ (983)	$ (1,265)
Class C
Shares sold	306	603	$ 3,390	$ 6,797
Reinvestment of distributions	15	9	169	100
Shares redeemed	(371)	(663)	(4,102)	(7,427)
Net increase (decrease)	(50)	(51)	$ (543)	$ (530)
Fidelity Mortgage Securities Fund
Shares sold	12,835	36,930	$ 142,389	$ 419,717
Reinvestment of distributions	1,588	1,357	17,699	15,278
Shares redeemed	(16,015)	(41,798)	(177,888)	(472,036)
Net increase (decrease)	(1,592)	(3,511)	$ (17,800)	$ (37,041)
Institutional Class
Shares sold	1,787	3,414	$ 19,767	$ 38,557
Reinvestment of distributions	89	45	991	503
Shares redeemed	(698)	(1,422)	(7,766)	(16,040)
Net increase (decrease)	1,178	2,037	$ 12,992	$ 23,020

Annual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 20, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Informtion (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5236. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund designates $15,244,259 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOR-UANN-1014
1.784764.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	-0.20%	1.78%	1.96%
Class T (incl. 1.50% sales charge)	-0.21%	1.78%	1.97%
Class B (incl. contingent deferred sales charge)A	-2.45%	1.44%	1.80%
Class C (incl. contingent deferred sales charge) B	-0.45%	1.24%	1.29%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Class A on August 31, 2004, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity Advisor® Short Fixed-Income Fund: For the 12 months ending August 31, 2014, the fund's Class A, Class T, Class B and Class C shares returned 1.32%, 1.31%, 0.55%, and 0.55%, respectively (excluding sales charges), versus 1.12% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. We added relative value by emphasizing in yield-advantaged asset classes this period. Within corporate bonds, we focused heavily on financial institutions, which added to results. Outside of corporates, we added value by holding commercial mortgage-backed securities, an out-of-index asset class. Conversely, underweighted exposure to government-agency securities detracted from results, as their prices rose more than we expected. We also held very little sovereign debt this period, another area that nicked performance; our team didn't have enough conviction to hold very much government debt outside the U.S., due partly to increased geopolitical risks. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.70%
Actual		$ 1,000.00	$ 1,002.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.70%
Actual		$ 1,000.00	$ 1,003.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class B	1.49%
Actual		$ 1,000.00	$ 999.00	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.53%
Actual		$ 1,000.00	$ 999.00	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,004.50	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 33.8%	U.S. Government and U.S. Government Agency Obligations† 33.3%
AAA 22.6%	AAA 19.9%
AA 7.2%	AA 8.0%
A 15.5%	A 17.7%
BBB 19.0%	BBB 18.4%
BB and Below 0.7%	BB and Below 1.1%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 39.5%		Corporate Bonds 42.1%
	U.S. Government and U.S. Government Agency Obligations 33.8%		U.S. Government and U.S. Government Agency Obligations† 33.3%
	Asset-Backed Securities 15.1%		Asset-Backed Securities 14.1%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.6%		Municipal Bonds 0.6%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	13.1%	** Foreign investments	13.1%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes.
†† Amount represents less than 0.1%.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.25% 1/11/16 (c)	$ 2,210,000	$ 2,226,772
1.3% 7/31/15 (c)	2,620,000	2,638,222
1.375% 8/1/17 (c)	2,000,000	1,998,336
1.45% 8/1/16 (c)	1,740,000	1,756,565
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	2,000,000	1,996,514
Volkswagen International Finance NV 1.6% 11/20/17 (c)	1,090,000	1,093,596
		11,710,005
Media - 1.1%
COX Communications, Inc.:
5.5% 10/1/15	238,000	249,881
6.25% 6/1/18 (c)	500,000	570,915
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	2,000,000	2,056,398
News America, Inc. 5.3% 12/15/14	2,007,000	2,035,269
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	534,632
1.3% 2/23/17	374,000	374,325
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,344,486
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,967,141
Walt Disney Co. 1.1% 12/1/17	976,000	969,384
		11,102,431
TOTAL CONSUMER DISCRETIONARY		22,812,436
CONSUMER STAPLES - 2.2%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,511,703
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,054,000	1,091,284
Heineken NV:
0.8% 10/1/15 (c)	1,492,000	1,496,282
1.4% 10/1/17 (c)	556,000	553,932
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	2,660,000	2,740,524
		8,393,725
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Walgreen Co.:
1% 3/13/15	$ 1,695,000	$ 1,699,132
1.8% 9/15/17	678,000	682,713
		2,381,845
Food Products - 0.5%
General Mills, Inc. 0.875% 1/29/16	971,000	973,430
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,713,336
Tyson Foods, Inc. 2.65% 8/15/19	1,000,000	1,013,561
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	681,000	685,643
		5,385,970
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,385,312
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,241,059
6.75% 6/15/17	1,644,000	1,869,251
		5,495,622
TOTAL CONSUMER STAPLES		21,657,162
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.15% 12/15/16	750,000	750,413
Nabors Industries, Inc. 2.35% 9/15/16	575,000	590,853
Petrofac Ltd. 3.4% 10/10/18 (c)	1,800,000	1,864,006
		3,205,272
Oil, Gas & Consumable Fuels - 2.9%
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,350,000	1,399,484
Devon Energy Corp. 1.2% 12/15/16	1,228,000	1,232,819
Enbridge, Inc.:
0.6776% 6/2/17 (d)	1,776,000	1,783,260
0.8846% 10/1/16 (d)	2,500,000	2,512,925
Enterprise Products Operating LP 1.25% 8/13/15	962,000	967,960
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,768,065
Petrobras Global Finance BV:
2% 5/20/16	2,000,000	2,004,300
3.25% 3/17/17	1,500,000	1,534,305
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,183,223
Petroleos Mexicanos 3.125% 1/23/19 (c)	173,000	179,816
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.:
1.95% 3/5/15	$ 2,620,000	$ 2,639,165
2.95% 5/1/17	650,000	679,073
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,500,000	1,500,296
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	323,994
Total Capital International SA:
0.75% 1/25/16	1,403,000	1,408,923
1% 1/10/17	3,000,000	3,003,876
TransCanada PipeLines Ltd. 0.9141% 6/30/16 (d)	4,000,000	4,034,276
		28,155,760
TOTAL ENERGY		31,361,032
FINANCIALS - 23.9%
Banks - 14.5%
ABN AMRO Bank NV 1.0351% 10/28/16 (c)(d)	2,000,000	2,018,320
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,678,198
1.25% 1/10/17	1,630,000	1,638,055
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,221,672
1.5% 10/9/15	1,000,000	1,009,218
3.7% 9/1/15	3,960,000	4,076,559
Bank of America NA:
1.25% 2/14/17	1,080,000	1,081,908
5.3% 3/15/17	250,000	272,627
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,169,904
1.375% 12/18/17	1,069,000	1,063,630
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	2,200,000	2,205,955
1.55% 9/9/16 (c)	1,150,000	1,161,306
Barclays Bank PLC 2.5% 2/20/19	1,770,000	1,798,612
BNP Paribas 2.375% 9/14/17	2,070,000	2,115,118
BPCE SA 1.625% 2/10/17	1,080,000	1,087,212
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,031,335
Capital One Bank NA:
1.15% 11/21/16	779,000	780,385
1.2% 2/13/17	1,979,000	1,981,648
1.3% 6/5/17	1,500,000	1,498,208
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.:
1.1941% 7/25/16 (d)	$ 2,000,000	$ 2,019,260
1.3% 4/1/16	1,650,000	1,659,255
1.3% 11/15/16	1,759,000	1,764,270
1.55% 8/14/17	5,000,000	4,994,375
1.7% 7/25/16	7,310,000	7,395,257
2.5% 7/29/19	980,000	983,898
2.65% 3/2/15	1,050,000	1,060,966
3.953% 6/15/16	2,000,000	2,102,298
Commonwealth Bank of Australia 1.125% 3/13/17	2,150,000	2,147,850
Credit Suisse New York Branch 1.375% 5/26/17	5,000,000	4,999,420
Discover Bank 2% 2/21/18	2,500,000	2,508,868
Fifth Third Bancorp:
3.625% 1/25/16	673,000	700,161
4.5% 6/1/18	1,250,000	1,360,046
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,206,393
HSBC Bank PLC:
1.5% 5/15/18 (c)	1,090,000	1,079,744
3.1% 5/24/16 (c)	1,210,000	1,259,719
HSBC U.S.A., Inc. 1.625% 1/16/18	963,000	966,198
Huntington National Bank:
1.3% 11/20/16	740,000	742,974
1.35% 8/2/16	529,000	532,486
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,532,778
KeyBank NA 1.65% 2/1/18	735,000	736,132
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	2,000,000	2,000,868
2.3% 1/30/19	1,080,000	1,089,627
Marshall & Ilsley Bank 5% 1/17/17	86,000	91,942
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	3,280,000	3,268,136
Nordea Bank AB 0.875% 5/13/16 (c)	1,640,000	1,641,478
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,007,254
1.15% 11/1/16	1,281,000	1,287,296
1.3% 10/3/16	1,130,000	1,138,472
Regions Bank 7.5% 5/15/18	479,000	565,213
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,095,191
5.75% 6/15/15	1,150,000	1,194,460
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Canada:
0.6006% 3/8/16 (d)	$ 1,500,000	$ 1,505,435
0.85% 3/8/16	1,000,000	1,002,622
1.2% 1/23/17	1,261,000	1,265,401
1.45% 9/9/16	919,000	930,812
1.5% 1/16/18	2,210,000	2,215,547
2.2% 7/27/18	1,000,000	1,020,547
Royal Bank of Scotland Group PLC 2.55% 9/18/15	5,809,000	5,911,256
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,504,948
1.45% 7/19/16	2,500,000	2,522,110
1.8% 7/18/17	1,970,000	1,990,819
SunTrust Banks, Inc.:
0.5249% 8/24/15 (d)	500,000	499,512
0.5346% 4/1/15 (d)	4,270,000	4,269,436
3.5% 1/20/17	1,449,000	1,525,685
5% 9/1/15	1,059,000	1,104,534
Svenska Handelsbanken AB 0.6796% 3/21/16 (d)	1,100,000	1,104,783
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,175,260
Union Bank NA 1.5% 9/26/16	753,000	761,611
Wachovia Corp. 0.5761% 10/28/15 (d)	2,000,000	2,004,504
Wells Fargo Bank NA 0.4411% 5/16/16 (d)	4,500,000	4,499,834
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,221,163
1.2% 5/19/17	2,700,000	2,700,408
2% 8/14/17	2,250,000	2,295,731
		142,054,113
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
1.748% 9/15/17	3,500,000	3,499,479
2.375% 1/22/18	2,200,000	2,235,279
JPMorgan Chase & Co.:
0.8549% 2/26/16 (d)	1,000,000	1,005,586
1.1% 10/15/15	1,080,000	1,084,780
1.125% 2/26/16	1,100,000	1,105,803
1.35% 2/15/17	8,000,000	8,030,560
Morgan Stanley:
1.75% 2/25/16	2,966,000	3,002,508
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 3,400,000	$ 3,723,915
UBS AG Stamford Branch 1.375% 8/14/17	1,970,000	1,964,951
		25,652,861
Consumer Finance - 3.4%
American Express Credit Corp.:
0.875% 11/13/15	1,090,000	1,094,261
1.125% 6/5/17	2,500,000	2,490,608
1.3% 7/29/16	1,120,000	1,131,927
2.8% 9/19/16	970,000	1,006,692
American Honda Finance Corp. 1.125% 10/7/16	1,520,000	1,528,793
Capital One Financial Corp.:
0.8771% 11/6/15 (d)	1,000,000	1,004,819
1% 11/6/15	1,090,000	1,092,469
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,111,777
2.75% 5/15/15	2,000,000	2,030,194
3% 6/12/17	2,950,000	3,059,135
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,305,678
1.5% 7/12/16	10,000,000	10,134,320
2.25% 11/9/15	3,150,000	3,212,717
Hyundai Capital America:
1.45% 2/6/17 (c)	1,401,000	1,402,182
1.625% 10/2/15 (c)	1,410,000	1,420,681
1.875% 8/9/16 (c)	295,000	299,041
Synchrony Financial 1.875% 8/15/17	235,000	236,841
		33,562,135
Diversified Financial Services - 1.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	515,718
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,112,836
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,078,620
2.248% 11/1/16	1,320,000	1,356,931
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,008,980
TECO Finance, Inc. 4% 3/15/16	400,000	419,274
		9,492,359
Insurance - 1.7%
AEGON NV 4.625% 12/1/15	1,480,000	1,549,687
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc. 2.3% 7/16/19	$ 465,000	$ 466,846
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,130,846
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,347,293
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,019,533
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,628
MetLife, Inc. 1.756% 12/15/17 (b)	465,000	468,741
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	4,000,000	4,003,764
1.5% 1/10/18 (c)	2,559,000	2,550,399
2.5% 9/29/15 (c)	1,000,000	1,021,621
Pricoa Global Funding I 1.15% 11/25/16 (c)	1,100,000	1,103,006
Prudential Financial, Inc. 2.3% 8/15/18	365,000	370,898
		16,231,262
Real Estate Investment Trusts - 0.2%
DDR Corp. 9.625% 3/15/16	330,000	373,203
Equity One, Inc. 5.375% 10/15/15	144,000	151,000
Health Care REIT, Inc. 2.25% 3/15/18	341,000	345,485
Simon Property Group LP 2.15% 9/15/17	500,000	512,759
		1,382,447
Real Estate Management & Development - 0.5%
ERP Operating LP 2.375% 7/1/19	642,000	645,489
Mack-Cali Realty LP 2.5% 12/15/17	770,000	777,990
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,775,462
Ventas Realty LP:
1.25% 4/17/17	493,000	492,313
1.55% 9/26/16	287,000	290,063
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	700,798
		4,682,115
TOTAL FINANCIALS		233,057,292
HEALTH CARE - 1.5%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	1,990,000	1,989,504
Health Care Providers & Services - 0.5%
Aetna, Inc. 1.5% 11/15/17	135,000	135,434
Express Scripts Holding Co.:
1.25% 6/2/17	2,490,000	2,483,357
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.: - continued
2.1% 2/12/15	$ 1,970,000	$ 1,983,713
WellPoint, Inc. 1.875% 1/15/18	647,000	649,769
		5,252,273
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,260
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,211,906
1.75% 11/6/17	1,865,000	1,874,519
Mylan, Inc. 1.35% 11/29/16	364,000	364,435
Perrigo Co. PLC 1.3% 11/8/16 (c)	302,000	301,655
Sanofi SA 2.625% 3/29/16	1,263,000	1,303,789
Zoetis, Inc.:
1.15% 2/1/16	978,000	981,751
1.875% 2/1/18	174,000	174,034
		7,212,089
TOTAL HEALTH CARE		14,762,126
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	990,000	985,142
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (f)	192,067	193,219
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,148,307
TOTAL INDUSTRIALS		2,326,668
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,708,362
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
2.375% 12/17/18	225,000	227,029
6.55% 10/1/17	1,559,000	1,785,937
		2,012,966
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
IBM Corp. 1.95% 7/22/16	$ 1,621,000	$ 1,659,599
The Western Union Co.:
2.375% 12/10/15	490,000	498,516
2.875% 12/10/17	1,114,000	1,150,942
		3,309,057
TOTAL INFORMATION TECHNOLOGY		8,030,385
MATERIALS - 0.5%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	594,000	593,353
Metals & Mining - 0.4%
Anglo American Capital PLC 1.1836% 4/15/16 (c)(d)	1,176,000	1,182,976
Rio Tinto Finance (U.S.A.) PLC:
1.0721% 6/17/16 (d)	1,000,000	1,009,624
1.375% 6/17/16	1,774,000	1,791,880
		3,984,480
TOTAL MATERIALS		4,577,833
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,099,154
2.95% 5/15/16	1,200,000	1,244,012
British Telecommunications PLC:
1.25% 2/14/17	2,798,000	2,797,466
1.625% 6/28/16	645,000	652,291
2% 6/22/15	2,350,000	2,376,393
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,174,250
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	1,209,000	1,251,108
5.75% 3/23/16	2,000,000	2,148,410
Verizon Communications, Inc.:
1.35% 6/9/17	1,557,000	1,557,238
2% 11/1/16	2,727,000	2,780,054
2.5% 9/15/16	5,484,000	5,653,944
		22,734,320
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2303% 9/12/16 (d)	$ 1,200,000	$ 1,209,875
2.375% 9/8/16	1,532,000	1,569,228
Vodafone Group PLC 1.5% 2/19/18	1,000,000	990,914
		3,770,017
TOTAL TELECOMMUNICATION SERVICES		26,504,337
UTILITIES - 2.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,539,653
Duke Energy Corp.:
0.6118% 4/3/17 (d)	1,789,000	1,794,043
1.625% 8/15/17	602,000	606,171
FirstEnergy Corp. 2.75% 3/15/18	2,063,000	2,086,368
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,364,449
Northeast Utilities 1.45% 5/1/18	291,000	288,191
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	1,998,276
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,118,732
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,200,902
		13,996,785
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	844,422
1.95% 8/15/16	848,000	865,225
2.25% 9/1/15	1,300,000	1,319,221
2.5341% 9/30/66 (d)	1,336,000	1,234,285
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	2,618,000	2,603,180
		6,866,333
TOTAL UTILITIES		20,863,118
TOTAL NONCONVERTIBLE BONDS (Cost $382,773,287)		385,952,389
U.S. Government and Government Agency Obligations - 28.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.875% 2/8/18	$ 1,348,000	$ 1,329,261
1.625% 11/27/18	686,000	687,222
1.875% 9/18/18	371,000	376,142
Freddie Mac:
0.875% 10/14/16	6,337,000	6,363,216
1% 9/29/17	6,227,000	6,208,630
1.25% 5/12/17	171,000	172,402
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,136,873
U.S. Treasury Obligations - 26.5%
U.S. Treasury Notes:
0.5% 7/31/17	76,500,000	75,519,873
0.625% 8/15/16	10,292,000	10,316,927
0.625% 12/15/16	34,456,000	34,431,777
0.625% 2/15/17	25,000,000	24,939,450
0.75% 1/15/17	40,701,000	40,751,876
0.875% 11/30/16	63,999,000	64,333,971
0.875% 1/31/17	7,993,000	8,024,844
0.875% 5/15/17	248,000	248,233
TOTAL U.S. TREASURY OBLIGATIONS		258,566,951
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $273,483,688)		273,703,824
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 2.0%
2.238% 11/1/34 (d)	209,283	223,551
2.281% 2/1/35 (d)	416,413	442,054
2.286% 10/1/35 (d)	452,814	483,761
2.319% 11/1/36 (d)	506,660	541,223
2.328% 5/1/35 (d)	366,142	389,048
2.364% 12/1/33 (d)	205,173	218,137
2.371% 7/1/35 (d)	1,288,978	1,371,625
2.428% 12/1/34 (d)	193,754	206,917
2.481% 4/1/35 (d)	125,733	134,847
2.532% 10/1/41 (d)	594,930	619,896
2.542% 6/1/42 (d)	174,471	179,765
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.691% 2/1/42 (d)	$ 952,904	$ 988,207
2.701% 9/1/41 (d)	745,432	779,287
2.735% 8/1/41 (d)	903,266	940,929
2.771% 1/1/42 (d)	895,798	930,907
2.949% 11/1/40 (d)	114,163	119,707
2.982% 9/1/41 (d)	129,399	135,281
3.019% 8/1/41 (d)	165,316	172,958
3.083% 10/1/41 (d)	64,052	66,780
3.202% 1/1/40 (d)	401,406	419,275
3.23% 7/1/41 (d)	196,801	207,154
3.326% 10/1/41 (d)	106,453	111,591
3.488% 3/1/40 (d)	251,615	263,218
3.5% 1/1/26 to 5/1/27	2,753,318	2,920,033
3.553% 7/1/41 (d)	203,945	215,686
3.603% 3/1/40 (d)	394,192	421,228
3.607% 12/1/39 (d)	104,791	112,342
4.5% 6/1/19 to 7/1/20	350,706	370,791
5.5% 11/1/17 to 11/1/34	4,548,546	5,033,510
6.5% 12/1/14 to 6/1/16	5,647	5,836
7% 1/1/16 to 11/1/18	16,525	17,320
TOTAL FANNIE MAE		19,042,864
Freddie Mac - 1.0%
2.261% 11/1/35 (d)	290,541	308,983
2.437% 8/1/36 (d)	146,854	156,797
2.961% 8/1/41 (d)	469,740	491,274
3% 8/1/21	1,233,741	1,285,693
3.128% 9/1/41 (d)	257,128	269,587
3.237% 4/1/41 (d)	116,558	122,395
3.237% 9/1/41 (d)	131,168	138,002
3.28% 6/1/41 (d)	153,704	161,460
3.469% 5/1/41 (d)	143,187	151,205
3.5% 1/1/26	543,087	575,720
3.559% 4/1/40 (d)	290,173	309,978
3.62% 4/1/40 (d)	225,160	237,217
3.637% 6/1/41 (d)	201,654	213,112
3.677% 5/1/41 (d)	174,953	184,361
4% 6/1/24 to 4/1/26	4,028,417	4,298,727
4.5% 8/1/18 to 11/1/18	1,120,756	1,181,921
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 45,671	$ 54,465
12% 11/1/19	2	2
TOTAL FREDDIE MAC		10,140,899
Ginnie Mae - 0.1%
5.5% 6/15/35	395,330	443,550
7% 1/15/25 to 6/15/32	230,720	270,999
TOTAL GINNIE MAE		714,549
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $29,301,389)		29,898,312
Asset-Backed Securities - 15.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	309,859	307,661
Series 2005-1 Class M1, 0.625% 4/25/35 (d)	84,112	73,105
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,596,354	1,597,637
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,321,600
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	662,000	666,185
Series 2012-5 Class A, 1.54% 9/15/19	2,790,000	2,783,050
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,505,185
Series 2014-3 Class A, 1.33% 3/15/19	4,772,000	4,763,697
Series 2014-4 Class A2, 1.43% 6/17/19	2,000,000	1,998,410
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	3,103,000	3,108,638
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,731,431
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,076,282
Series 2014-2 Class A, 1.26% 1/15/20	1,960,000	1,958,834
AmeriCredit Auto Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	2,240,000	2,241,788
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,635,170
Series 2014-1 Class A3, 0.9% 2/8/19	1,034,000	1,033,353
Series 2014-2 Class A3, 0.94% 2/8/19	1,980,000	1,980,024
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.98% 4/25/34 (d)	11,399	7,323
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.605% 4/25/35 (d)	$ 67,491	$ 67,351
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (d)	82,560	78,410
Series 2006-W4 Class A2C, 0.315% 5/25/36 (d)	151,990	53,210
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,500,000	1,499,391
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,500,000	1,502,871
Series 2014-3 Class A2, 1.18% 12/20/17	1,466,000	1,465,766
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,243,238
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	998,698
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,129,736
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (d)	228,766	155,094
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (c)	828,289	830,067
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	5,002,055
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,200,326
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,501,592
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	109,568	109,638
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	2,500,000	2,508,375
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,990,679
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,355,301
Series 2014-A2 Class A2, 1.02% 2/22/19	2,160,000	2,155,380
Series 2014-A4 Class A4, 1.23% 4/24/19	2,000,000	2,000,342
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (d)	8,622	7,610
Series 2004-2 Class 3A4, 0.655% 7/25/34 (d)	62,430	57,266
Series 2004-3 Class M4, 1.61% 4/25/34 (d)	9,974	7,149
Series 2004-4 Class M2, 0.95% 6/25/34 (d)	26,764	25,268
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (c)	1,000,000	1,000,022
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,580,658
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,247,521
Series 2014-A3 Class A3, 1.22% 10/15/19	2,000,000	2,000,658
Asset-Backed Securities - continued
	Principal Amount	Value
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (c)	$ 1,500,000	$ 1,500,342
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	2,000,000	2,001,100
Fannie Mae Series 2004-T5:
Class AB1, 0.6768% 5/28/35 (d)	159,655	148,433
Class AB3, 0.9829% 5/28/35 (d)	67,441	62,830
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	36,914	32,694
Ford Credit Auto Lease Trust:
Series 2013-B Class A3, 0.76% 9/15/16	870,000	871,577
Series 2014-A Class A3, 0.68% 4/15/17	1,024,000	1,023,940
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	3,000,000	2,997,927
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,382,975
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,376,012
Series 2014-4 Class A1, 1.4% 8/15/19	1,965,000	1,960,465
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.58% 11/25/34 (d)	104,293	9,159
Class M5, 1.655% 11/25/34 (d)	40,226	822
Series 2005-A:
Class M3, 0.89% 1/25/35 (d)	120,398	99,593
Class M4, 1.175% 1/25/35 (d)	44,055	24,749
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (c)(d)	193,554	165,309
GE Business Loan Trust Series 2003-1 Class A, 0.585% 4/15/31 (c)(d)	6,616	6,392
GE Capital Credit Card Master Note Trust:
Series 2012-4 Class A, 0.455% 6/15/18 (d)	3,995,000	3,994,840
Series 2012-5 Class A, 0.95% 6/15/18	2,820,000	2,828,700
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (c)	434,356	434,940
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	1,856,850	1,858,621
Series 2014-1 Class A3, 0.97% 4/23/18	1,467,000	1,468,991
GM Financial Automobile Leasing Trust Series 2014-1A Class A3, 1.01% 5/22/17 (c)	1,510,000	1,510,797
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.445% 8/25/33 (d)	64,522	62,415
Series 2003-5 Class A2, 0.855% 12/25/33 (d)	44,160	41,542
Series 2004-1 Class M2, 1.855% 6/25/34 (d)	60,140	46,817
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (d)	157,118	97,737
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (c)	$ 2,000,000	$ 1,999,282
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,923,331
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.505% 5/15/18 (c)(d)	1,680,000	1,682,705
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,502,747
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (d)	103,575	102,516
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5639% 12/27/29 (d)	32,033	31,874
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (d)	58,754	583
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,413,627
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (c)	4,760,000	4,767,935
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (d)	74,277	66,851
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (d)	126,078	120,387
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (d)	138,792	128,528
Series 2004-NC8 Class M6, 2.03% 9/25/34 (d)	56,866	48,167
Series 2005-NC1 Class M1, 0.815% 1/25/35 (d)	50,699	48,137
Series 2005-NC2 Class B1, 1.91% 3/25/35 (d)	30,946	1,015
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	1,077,000	1,077,137
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,697,819
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.622% 5/15/17 (d)	2,900,000	2,905,835
Series 2013-A Class A, 0.452% 2/15/18 (d)	2,000,000	2,000,890
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9779% 10/30/45 (d)	456,579	452,912
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (d)	797,630	714,319
Class M4, 2.33% 9/25/34 (d)	1,086,724	666,479
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (d)	187,294	164,521
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (d)	648	609
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	318,558	318,696
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust: - continued
Series 2012-5 Class A3, 0.83% 12/15/16	$ 547,247	$ 547,586
Series 2013-4:
Class A2, 0.89% 9/15/16	363,424	363,694
Class A3, 1.11% 12/15/17	1,170,000	1,175,407
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (d)	119,483	109,290
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8106% 6/15/33 (d)	211,455	205,031
Class C, 1.1806% 6/15/33 (d)	845,800	815,302
Series 2004-B:
Class A2, 0.4306% 6/15/21 (d)	752,854	749,001
Class C, 1.1006% 9/15/33 (d)	1,187,540	1,142,735
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.435% 9/25/19 (d)	2,189,000	2,187,341
Series 2013-1 Class A2, 0.405% 9/25/19 (d)	1,790,000	1,787,191
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (d)	6,112	4,991
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (d)	86,903	78,091
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	1,619,000	1,619,146
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,241,978
Series 2014-1 Class A3, 0.91% 10/22/18	1,324,000	1,322,563
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (c)	1,242,000	1,240,409
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (c)(d)	1,390,734	1,404,200
TOTAL ASSET-BACKED SECURITIES (Cost $147,224,090)		147,403,622
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 1.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (c)(d)	908,498	936,271
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (c)(d)	1,852,152	1,836,964
Class C2, 1.3555% 12/20/54 (c)(d)	762,000	747,903
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2:
Class A4, 0.2355% 12/20/54 (d)	$ 363,800	$ 356,870
Class C1, 1.0955% 12/20/54 (d)	3,254,000	3,159,634
Series 2006-3 Class C2, 1.1555% 12/20/54 (d)	142,000	138,365
Series 2006-4:
Class B1, 0.3355% 12/20/54 (d)	381,000	369,456
Class C1, 0.9155% 12/20/54 (d)	233,000	223,797
Class M1, 0.4955% 12/20/54 (d)	100,000	96,710
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (d)	235,000	223,156
Class 1M1, 0.4555% 12/20/54 (d)	153,000	148,425
Class 2C1, 1.0155% 12/20/54 (d)	107,000	103,844
Class 2M1, 0.6555% 12/20/54 (d)	196,000	191,394
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (d)	272,000	263,976
Class 3A1, 0.335% 12/17/54 (d)	138,315	137,209
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (d)	621,441	620,591
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6336% 1/20/44 (d)	111,655	111,451
Class 1C, 2.6836% 1/20/44 (d)	54,183	57,263
Series 2004-1 Class 2A1, 0.551% 3/20/44 (d)	1,691,758	1,686,043
Series 2004-3 Class 2A1, 0.511% 9/20/44 (d)	1,057,641	1,052,014
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	64,582	53,760
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	97,879	88,757
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.507% 6/10/35 (c)(d)	32,759	30,029
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	3,373	3,251
TOTAL PRIVATE SPONSOR		12,637,133
U.S. Government Agency - 2.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (d)	116,574	116,960
Series 2013-9 Class FA, 0.505% 3/25/42 (d)	2,241,170	2,246,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class Series 2005-90 Class FC, 0.405% 10/25/35 (d)	$ 571,502	$ 572,421
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	965,011	1,024,272
planned amortization class Series 2012-94 Class E, 3% 6/25/22	664,722	690,039
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	211,121	236,289
Series 2003-76 Class BA, 4.5% 3/25/18	39,769	39,924
Series 2009-31 Class A, 4% 2/25/24	154,015	161,277
Series 2010-135 Class DE, 2.25% 4/25/24	632,455	647,403
Series 2011-16 Class FB, 0.305% 3/25/31 (d)	1,431,390	1,431,569
Series 2010-123 Class DL, 3.5% 11/25/25	272,779	282,493
Series 2010-143 Class B, 3.5% 12/25/25	462,864	481,926
Series 2011-23 Class AB, 2.75% 6/25/20	377,377	388,292
target amortization Series 2008-29 Class BG 4.7% 12/25/35	233,707	243,218
Freddie Mac:
floater Series 2711 Class FC, 1.055% 2/15/33 (d)	936,074	949,911
floater planned amortization class Series 3117 Class JF, 0.455% 2/15/36 (d)	594,271	595,853
floater sequential payer Series 3943 Class EF 0.405% 2/15/26 (d)	987,473	988,091
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,301,740	1,322,377
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	40,350	40,792
Series 2866 Class XE, 4% 12/15/18	28,408	28,432
Series 3081 Class CP 5.5% 10/15/34	653,045	661,517
Series 3792 Class DF, 0.555% 11/15/40 (d)	1,574,507	1,578,051
Series 3820 Class DA, 4% 11/15/35	681,289	727,862
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	32,465	32,527
Series 3659 Class EJ 3% 6/15/18	727,346	747,968
Series 3696 Class AE, 1.2% 7/15/15	107,827	107,907
Series 3949 Class MK, 4.5% 10/15/34	574,889	621,691
Series 4221-CLS Class GA, 1.4% 7/15/23	2,654,054	2,650,630
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.4062% 1/20/42 (d)	914,275	912,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization class Series 2005-47 Class FX, 0.3062% 5/20/34 (d)	$ 1,646,695	$ 1,645,673
floater sequential payer:
Series 2010-120 Class FB 0.4562% 9/20/35 (d)	593,059	594,248
Series 2011-150 Class D, 3% 4/20/37	199,632	202,589
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	106,820	107,405
Series 2010-99 Class PT, 3.5% 8/20/33	137,294	138,153
TOTAL U.S. GOVERNMENT AGENCY		23,216,593
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,059,990)		35,853,726
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(e)	292,399	6,435
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	957,472	1,015,699
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	1,817,238	1,957,810
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (c)(d)	5,048	4,554
Series 2005-4A:
Class A2, 0.545% 1/25/36 (c)(d)	583,175	511,825
Class B1, 1.555% 1/25/36 (c)(d)	21,135	3,819
Class M1, 0.605% 1/25/36 (c)(d)	183,419	107,881
Class M2, 0.625% 1/25/36 (c)(d)	69,602	39,336
Class M3, 0.655% 1/25/36 (c)(d)	74,803	40,216
Class M4, 0.765% 1/25/36 (c)(d)	38,277	19,955
Class M5, 0.805% 1/25/36 (c)(d)	38,277	15,178
Class M6, 0.855% 1/25/36 (c)(d)	38,844	11,923
Series 2006-3A Class M4, 0.585% 10/25/36 (c)(d)	7,629	1,162
Series 2007-1 Class A2, 0.425% 3/25/37 (c)(d)	295,360	215,410
Series 2007-2A:
Class A1, 0.425% 7/25/37 (c)(d)	53,884	46,770
Class A2, 0.475% 7/25/37 (c)(d)	50,468	36,719
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A: - continued
Class M1, 0.525% 7/25/37 (c)(d)	$ 17,987	$ 5,383
Class M2, 0.565% 7/25/37 (c)(d)	10,094	1,306
Class M3, 0.645% 7/25/37 (c)(d)	10,223	726
Class M4, 0.805% 7/25/37 (c)(d)	349	7
Series 2007-3:
Class A2, 0.445% 7/25/37 (c)(d)	72,315	52,521
Class M1, 0.465% 7/25/37 (c)(d)	54,633	35,109
Class M2, 0.495% 7/25/37 (c)(d)	57,439	32,785
Class M3, 0.525% 7/25/37 (c)(d)	92,975	34,760
Class M4, 0.655% 7/25/37 (c)(d)	147,026	31,863
Class M5, 0.755% 7/25/37 (c)(d)	69,875	11,343
Series 2007-4A:
Class A2, 0.702% 9/25/37 (c)(d)	723,752	215,352
Class M1, 1.102% 9/25/37 (c)(d)	112,149	23,056
Class M2, 1.202% 9/25/37 (c)(d)	91,486	7,789
Series 2006-2A Class IO, 0% 7/25/36 (c)(e)	5,773,399	1
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (c)(d)	15,947	15,967
Class J, 0.855% 3/15/22 (c)(d)	52,963	51,947
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,179,321	1,199,351
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,764,288	1,895,856
Series 2006-PW14 Class A1A, 5.189% 12/11/38	721,204	777,581
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (d)	1,723,443	1,825,701
Series 2005-T18 Class A4, 4.933% 2/13/42	1,607,721	1,625,969
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (d)	1,312,888	1,404,208
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (c)(d)	58,902	57,270
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,095,623	1,201,168
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (c)(d)(e)	4,567,644	26,849
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.312% 5/15/30 (c)(d)	1,502,057	1,507,603
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	349,000	376,120
Series 2013-GC11 Class A1, 0.754% 4/10/46	650,062	648,037
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2264% 7/15/44 (d)	609,768	628,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (d)	$ 2,861,798	$ 3,005,761
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.053% 6/11/27 (c)(d)	2,500,000	2,503,463
Series 2013-CR9 Class A1, 1.344% 7/10/45	406,006	407,286
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (c)(d)	16,009	16,029
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (d)	2,515,552	2,679,193
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,678,662	1,813,396
Series 2004-LB4A Class A5, 4.84% 10/15/37	1,332,449	1,334,307
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	302,118	301,834
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.463% 8/15/36 (d)(e)	240,021	361
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (c)(d)	6,967	6,967
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (c)(d)	1,373,000	1,374,860
Class B, 1.45% 4/15/27 (c)(d)	1,205,000	1,203,844
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	149,860	151,699
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (c)(d)	887,338	887,338
Class A2FL, 0.856% 12/5/31 (c)(d)	1,160,000	1,159,648
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,275,556	1,292,572
Series K707 Class A1, 1.615% 9/25/18	1,469,073	1,486,231
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.279% 3/10/44 (d)	1,716,029	1,794,747
Series 2001-1 Class X1, 1.6605% 5/15/33 (c)(d)(e)	88,908	8
Series 2006-C1 Class A1A, 5.279% 3/10/44 (d)	989,443	1,041,295
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	10,111	10,112
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A1, 0.2924% 12/10/49 (c)(d)(e)	53,375,251	1,334
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (d)	954,342	1,002,858
Class A4, 5.553% 4/10/38 (d)	755,000	788,824
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (c)	$ 290,000	$ 292,668
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (c)(d)	662,000	662,055
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,031,843	1,110,236
Class A4, 5.56% 11/10/39 (d)	721,000	773,915
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	422,882	425,919
Series 2012-GC6 Class A1, 1.282% 1/10/45	220,825	221,881
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	649,825	643,283
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (c)(d)	1,093,000	1,093,309
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	270,000	276,428
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	359,077	359,880
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (c)(d)	13,704	13,564
Class F, 0.485% 11/15/18 (c)(d)	31,865	30,978
Class G, 0.515% 11/15/18 (c)(d)	27,694	26,231
Class H, 0.655% 11/15/18 (c)(d)	21,250	19,947
Series 2013-FL3 Class A1, 0.955% 4/15/28 (c)(d)	971,667	964,929
Series 2014-BXH Class A, 1.056% 4/15/27 (c)(d)	1,500,000	1,500,996
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,886,535	2,024,175
Series 2007-LD11 Class A2, 5.79% 6/15/49 (d)	39,186	39,260
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (d)	2,149,280	2,306,864
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,238,020	2,239,825
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	1,308,253	1,320,639
Series 2006-C6 Class A4, 5.372% 9/15/39	431,000	462,640
Series 2004-C8, 4.799% 12/15/29	34,276	34,304
Series 2007-C7 Class A3, 5.866% 9/15/45	854,224	950,055
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (d)	500,569	520,552
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	1,635,934	1,759,383
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-4 Class XP, 0.6181% 12/12/49 (d)(e)	11,182,861	19,514
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 884,189	$ 884,582
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (c)(d)	45,397	40,858
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (c)(d)	529,012	528,744
Class D, 0.345% 10/15/20 (c)(d)	84,694	84,047
Class E, 0.405% 10/15/20 (c)(d)	105,926	104,744
Class F, 0.455% 10/15/20 (c)(d)	63,569	62,542
Class G, 0.495% 10/15/20 (c)(d)	78,581	76,525
Class H, 0.585% 10/15/20 (c)(d)	49,464	45,697
Class J, 0.735% 10/15/20 (c)(d)	28,557	23,526
sequential payer:
Series 2007-IQ13 Class A1A, 5.31% 3/15/44	588,010	639,387
Series 2007-IQ14 Class A2, 5.61% 4/15/49	424,825	427,089
Series 2012-C4 Class A1, 1.085% 3/15/45	647,142	648,978
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	1,292,819	1,376,414
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (d)	1,896,411	2,091,193
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (c)(d)	1,175,000	1,178,435
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	352,318	353,254
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	547,426	544,794
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (c)(d)	112,934	110,714
Class J, 0.755% 9/15/21 (c)(d)	50,198	48,208
Series 2007-WHL8 Class F, 0.635% 6/15/20 (c)(d)	376,985	362,182
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	2,692,993	2,916,395
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (d)	1,875,634	1,973,147
Class A5, 5.416% 1/15/45 (d)	2,290,000	2,409,595
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	1,657,646	1,754,544
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	1,712,121	1,837,856
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	1,223,481	1,293,221
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 88,969	$ 89,001
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	385,273	384,508
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $87,438,975)		84,376,772
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,620,773
Series 2011, 4.511% 3/1/15	1,515,000	1,541,028
TOTAL MUNICIPAL SECURITIES (Cost $6,154,793)		6,161,801
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	1,165,000	1,197,620
Ontario Province 1% 7/22/16	4,000,000	4,025,932
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,160,967)		5,223,552
Commercial Paper - 0.1%

Sempra Global 0.7% 3/6/15 (Cost $996,383)	1,000,000	998,115
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $5,547,954)	5,547,954	5,547,954
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $971,141,516)		975,120,067
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,824,025
NET ASSETS - 100%		$ 976,944,092
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 67,348	$ (31,225)	$ -	$ (31,225)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,740,781 or 9.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $193,219 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 186,310
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,017
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 385,952,389	$ -	$ 385,759,170	$ 193,219
U.S. Government and Government Agency Obligations	273,703,824	-	273,703,824	-
U.S. Government Agency - Mortgage Securities	29,898,312	-	29,898,312	-
Asset-Backed Securities	147,403,622	-	147,392,626	10,996
Collateralized Mortgage Obligations	35,853,726	-	35,823,697	30,029
Commercial Mortgage Securities	84,376,772	-	84,312,387	64,385
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,161,801	$ -	$ 6,161,801	$ -
Foreign Government and Government Agency Obligations	5,223,552	-	5,223,552	-
Commercial Paper	998,115	-	998,115	-
Money Market Funds	5,547,954	5,547,954	-	-
Total Investments in Securities:	$ 975,120,067	$ 5,547,954	$ 969,273,484	$ 298,629
Derivative Instruments:
Liabilities
Swaps	$ (31,225)	$ -	$ (31,225)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (31,225)
Total Value of Derivatives	$ -	$ (31,225)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
United Kingdom	3.7%
Canada	2.6%
Japan	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $965,593,562)	$ 969,572,113
Fidelity Central Funds (cost $5,547,954)	5,547,954
Total Investments (cost $971,141,516)		$ 975,120,067
Receivable for investments sold		90,022
Receivable for swaps		267
Receivable for fund shares sold		4,415,590
Interest receivable		2,821,761
Distributions receivable from Fidelity Central Funds		734
Total assets		982,448,441

Liabilities
Payable for investments purchased	$ 1,841,769
Payable for fund shares redeemed	2,982,722
Distributions payable	32,578
Bi-lateral OTC swaps, at value	31,225
Accrued management fee	254,264
Distribution and service plan fees payable	120,461
Other affiliated payables	152,799
Other payables and accrued expenses	88,531
Total liabilities		5,504,349

Net Assets		$ 976,944,092
Net Assets consist of:
Paid in capital		$ 1,010,061,682
Undistributed net investment income		677,868
Accumulated undistributed net realized gain (loss) on investments		(37,742,965)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,947,507
Net Assets		$ 976,944,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,595,781 ÷ 20,360,964 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class T: Net Asset Value and redemption price per share ($103,446,504 ÷ 11,041,394 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class B: Net Asset Value and offering price per share ($2,459,052 ÷ 263,045 shares)A	$ 9.35

Class C: Net Asset Value and offering price per share ($98,517,113 ÷ 10,548,906 shares)A	$ 9.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($581,925,642 ÷ 62,112,184 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 15,269,938
Income from Fidelity Central Funds		9,017
Total income		15,278,955

Expenses
Management fee	$ 3,294,394
Transfer agent fees	1,589,091
Distribution and service plan fees	1,521,108
Accounting and security lending fees	375,469
Custodian fees and expenses	31,125
Independent trustees' compensation	4,516
Registration fees	97,558
Audit	177,471
Legal	4,429
Miscellaneous	8,673
Total expenses before reductions	7,103,834
Expense reductions	(18)	7,103,816
Net investment income (loss)		8,175,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,952,564
Swaps	3,188
Total net realized gain (loss)		2,955,752
Change in net unrealized appreciation (depreciation) on: Investment securities	3,484,434
Swaps	15,198
Total change in net unrealized appreciation (depreciation)		3,499,632
Net gain (loss)		6,455,384
Net increase (decrease) in net assets resulting from operations		$ 14,630,523

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,175,139	$ 8,561,979
Net realized gain (loss)	2,955,752	3,181,582
Change in net unrealized appreciation (depreciation)	3,499,632	(8,274,779)
Net increase (decrease) in net assets resulting from operations	14,630,523	3,468,782
Distributions to shareholders from net investment income	(7,510,420)	(8,004,871)
Share transactions - net increase (decrease)	(164,681,426)	(108,452,215)
Total increase (decrease) in net assets	(157,561,323)	(112,988,304)

Net Assets
Beginning of period	1,134,505,415	1,247,493,719
End of period (including undistributed net investment income of $677,868 and undistributed net investment income of $53,599, respectively)	$ 976,944,092	$ 1,134,505,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Income from Investment Operations
Net investment income (loss) C	.070	.070	.090	.134	.189
Net realized and unrealized gain (loss)	.052	(.046)	.058	.062	.273
Total from investment operations	.122	.024	.148	.196	.462
Distributions from net investment income	(.062)	(.064)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23
Total ReturnA, B	1.32%	.25%	1.61%	2.14%	5.21%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70%	.70%	.69%	.70%	.71%
Net investment income (loss)	.74%	.75%	.97%	1.44%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,596	$ 205,581	$ 212,725	$ 250,546	$ 254,410
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) C	.069	.069	.089	.134	.189
Net realized and unrealized gain (loss)	.053	(.036)	.059	.052	.273
Total from investment operations	.122	.033	.148	.186	.462
Distributions from net investment income	(.062)	(.063)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnA, B	1.31%	.36%	1.60%	2.03%	5.20%
Ratios to Average Net Assets D, F
Expenses before reductions	.71%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.71%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.71%	.70%	.70%	.70%	.71%
Net investment income (loss)	.74%	.74%	.96%	1.44%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,447	$ 127,404	$ 140,285	$ 163,217	$ 189,230
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) C	(.007)	(.006)	.015	.059	.115
Net realized and unrealized gain (loss)	.058	(.042)	.059	.062	.273
Total from investment operations	.051	(.048)	.074	.121	.388
Distributions from net investment income	(.001)	(.002)	(.024)	(.061)	(.118)
Net asset value, end of period	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24
Total ReturnA, B	.55%	(.51)%	.79%	1.31%	4.35%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.52%	1.51%	1.50%	1.52%	1.52%
Net investment income (loss)	(.07)%	(.06)%	.16%	.63%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,459	$ 5,824	$ 7,991	$ 9,337	$ 12,587
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) C	(.009)	(.009)	.012	.056	.113
Net realized and unrealized gain (loss)	.060	(.050)	.058	.062	.273
Total from investment operations	.051	(.059)	.070	.118	.386
Distributions from net investment income	(.001)	(.001)	(.020)	(.058)	(.116)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24
Total ReturnA, B	.55%	(.63)%	.76%	1.29%	4.33%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.10)%	(.10)%	.13%	.61%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,517	$ 99,283	$ 114,564	$ 132,589	$ 131,947
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) B	.087	.087	.106	.150	.205
Net realized and unrealized gain (loss)	.053	(.036)	.058	.052	.273
Total from investment operations	.140	.051	.164	.202	.478
Distributions from net investment income	(.080)	(.081)	(.114)	(.152)	(.208)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnA	1.51%	.54%	1.78%	2.21%	5.38%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.51%	.52%	.52%	.53%	.53%
Net investment income (loss)	.93%	.93%	1.14%	1.62%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581,926	$ 696,413	$ 771,929	$ 719,891	$ 647,129
Portfolio turnover rateD	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,442,452
Gross unrealized depreciation	(4,812,113)
Net unrealized appreciation (depreciation) on securities	$ 4,630,339

Tax Cost	$ 970,489,728

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 15,319
Capital loss carryforward	$ (37,731,813)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,599,261

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (21,177,896)
2018	(16,553,917)
Total capital loss carryforward	$ (37,731,813)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 7,510,420	$ 8,004,871

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$ 3,188	$ 15,198

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $274,350,537 and $359,046,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 310,406	$ 42,229
Class T	-%	.15%	172,076	1,945
Class B	.65%	.25%	37,541	27,139
Class C	.75%	.25%	1,001,085	104,747
			$ 1,521,108	$ 176,060

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,093
Class T	6,579
Class B*	12,786
Class C*	11,316
$ 51,774

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 359,847.17
Class T	203,387.18
Class B	9,972.24
Class C	165,813.17
Institutional Class	850,072.13
	$ 1,589,091

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Annual Report

7. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,862 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $5,223.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 1,376,010	$ 1,410,291
Class T	756,949	893,136
Class B	384	1,897
Class C	8,783	9,658
Institutional Class	5,368,294	5,689,889
Total	$ 7,510,420	$ 8,004,871

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	9,406,380	11,496,613	$ 87,912,267	$ 107,294,279
Reinvestment of distributions	126,670	126,069	1,185,028	1,177,755
Shares redeemed	(11,280,180)	(12,302,175)	(105,454,283)	(114,887,195)
Net increase (decrease)	(1,747,130)	(679,493)	$ (16,356,988)	$ (6,415,161)
Class T
Shares sold	1,648,073	3,332,565	$ 15,418,492	$ 31,097,191
Reinvestment of distributions	73,952	86,213	692,256	805,937
Shares redeemed	(4,369,850)	(4,744,465)	(40,879,426)	(44,345,628)
Net increase (decrease)	(2,647,825)	(1,325,687)	$ (24,768,678)	$ (12,442,500)
Class B
Shares sold	43,807	214,700	$ 409,307	$ 2,003,114
Reinvestment of distributions	36	177	335	1,658
Shares redeemed	(406,962)	(443,261)	(3,802,323)	(4,146,267)
Net increase (decrease)	(363,119)	(228,384)	$ (3,392,681)	$ (2,141,495)
Class C
Shares sold	3,524,186	3,663,030	$ 32,872,428	$ 34,202,978
Reinvestment of distributions	803	814	7,513	7,624
Shares redeemed	(3,657,996)	(5,239,044)	(34,142,215)	(48,973,947)
Net increase (decrease)	(133,007)	(1,575,200)	$ (1,262,274)	$ (14,763,345)
Institutional Class
Shares sold	16,554,728	25,354,904	$ 154,909,010	$ 237,039,059
Reinvestment of distributions	543,999	582,791	5,092,033	5,447,207
Shares redeemed	(29,814,424)	(33,730,632)	(278,901,848)	(315,175,980)
Net increase (decrease)	(12,715,697)	(7,792,937)	$ (118,900,805)	$ (72,689,714)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

12. Other - continued

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be an "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as ChiefAdministrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 10.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,701,201 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-UANN-1014
1.784769.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Annual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2014	Past 1 year	Past 5 years	Past 10 years
Institutional Class	1.51%	2.27%	2.32%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Institutional Class on August 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable investment-grade bonds posted a positive return for the 12 months ending August 31, 2014, amid continued easy monetary policy, low inflation, renewed geopolitical concerns and a decline in long-term interest rates. The Barclays® U.S. Aggregate Bond Index rose 5.66%, fueled by both interest income as well as capital appreciation. Investors were willing to take on more risk in exchange for higher yields, leading to the outperformance of longer-maturity and lower-quality bonds across fixed-income asset classes. Among sectors in the Barclays index, investment-grade credit was the biggest gainer, returning 9.06%, supported by solid corporate fundamentals, a low default rate and a modestly improving U.S. economy that rebounded from a first-quarter slowdown. Other yield-advantaged sectors also had strong showings, including mortgage-backed securities, which advanced 5.42%, versus only 3.57% for U.S. Treasuries. By comparison, more credit-sensitive debt securities, such as U.S. high-yield corporate bonds, had an even stronger period, with The BofA Merrill LynchSM US High Yield Constrained Index returning 10.61%. International markets also fared comparatively well, driven by easy-money policies worldwide, including new accommodations from Europe and China. The Barclays® Global Aggregate Ex USD GDP Weighted Index returned 7.92%.

Comments from Rob Galusza, Lead Portfolio Manager of Fidelity Advisor® Short Fixed-Income Fund: For the 12 months ending August 31, 2014, the fund's Institutional Class shares returned 1.51% versus 1.12% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. We added relative value by emphasizing yield-advantaged asset classes this period. Within corporate bonds, we focused heavily on financial institutions, which added to results. Outside of corporates, we added value by holding commercial mortgage-backed securities, an out-of-index asset class. Conversely, underweighted exposure to government-agency securities detracted from results, as their prices rose more than we expected. We also held very little sovereign debt this period, another area that nicked performance; our team didn't have enough conviction to hold very much government debt outside the U.S., due partly to increased geopolitical risks. As of period end, we were more likely to take new positions along the yield curve closely in line with our Treasury-heavy benchmark until we are more confident that the federal funds rate is indeed set to increase.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Class A	.70%
Actual		$ 1,000.00	$ 1,002.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class T	.70%
Actual		$ 1,000.00	$ 1,003.50	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class B	1.49%
Actual		$ 1,000.00	$ 999.00	$ 7.51
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.53%
Actual		$ 1,000.00	$ 999.00	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,004.50	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
U.S. Government and U.S. Government Agency Obligations 33.8%	U.S. Government and U.S. Government Agency Obligations† 33.3%
AAA 22.6%	AAA 19.9%
AA 7.2%	AA 8.0%
A 15.5%	A 17.7%
BBB 19.0%	BBB 18.4%
BB and Below 0.7%	BB and Below 1.1%
Not Rated 0.3%	Not Rated 0.7%
Short-Term Investments and Net Other Assets 0.9%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2014
6 months ago
Years	2.2	2.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2014
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2014*		As of February 28, 2014**
	Corporate Bonds 39.5%		Corporate Bonds 42.1%
	U.S. Government and U.S. Government Agency Obligations 33.8%		U.S. Government and U.S. Government Agency Obligations† 33.3%
	Asset-Backed Securities 15.1%		Asset-Backed Securities 14.1%
	CMOs and Other Mortgage Related Securities 9.6%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.6%		Municipal Bonds 0.6%
	Other Investments 0.5%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.9%		Short-Term Investments and Net Other Assets (Liabilities) 0.9%
* Foreign investments	13.1%	** Foreign investments	13.1%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes.
†† Amount represents less than 0.1%.

Annual Report

Investments August 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.3%
Automobiles - 1.2%
Daimler Finance North America LLC:
1.25% 1/11/16 (c)	$ 2,210,000	$ 2,226,772
1.3% 7/31/15 (c)	2,620,000	2,638,222
1.375% 8/1/17 (c)	2,000,000	1,998,336
1.45% 8/1/16 (c)	1,740,000	1,756,565
Volkswagen Group of America Finance LLC 1.25% 5/23/17 (c)	2,000,000	1,996,514
Volkswagen International Finance NV 1.6% 11/20/17 (c)	1,090,000	1,093,596
		11,710,005
Media - 1.1%
COX Communications, Inc.:
5.5% 10/1/15	238,000	249,881
6.25% 6/1/18 (c)	500,000	570,915
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 2.4% 3/15/17	2,000,000	2,056,398
News America, Inc. 5.3% 12/15/14	2,007,000	2,035,269
Thomson Reuters Corp.:
0.875% 5/23/16	535,000	534,632
1.3% 2/23/17	374,000	374,325
Time Warner Cable, Inc. 5.85% 5/1/17	2,100,000	2,344,486
Time Warner, Inc. 3.15% 7/15/15	1,923,000	1,967,141
Walt Disney Co. 1.1% 12/1/17	976,000	969,384
		11,102,431
TOTAL CONSUMER DISCRETIONARY		22,812,436
CONSUMER STAPLES - 2.2%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,511,703
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,054,000	1,091,284
Heineken NV:
0.8% 10/1/15 (c)	1,492,000	1,496,282
1.4% 10/1/17 (c)	556,000	553,932
SABMiller Holdings, Inc. 2.45% 1/15/17 (c)	2,660,000	2,740,524
		8,393,725
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.2%
Walgreen Co.:
1% 3/13/15	$ 1,695,000	$ 1,699,132
1.8% 9/15/17	678,000	682,713
		2,381,845
Food Products - 0.5%
General Mills, Inc. 0.875% 1/29/16	971,000	973,430
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,713,336
Tyson Foods, Inc. 2.65% 8/15/19	1,000,000	1,013,561
William Wrigley Jr. Co. 1.4% 10/21/16 (c)	681,000	685,643
		5,385,970
Tobacco - 0.6%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,385,312
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,241,059
6.75% 6/15/17	1,644,000	1,869,251
		5,495,622
TOTAL CONSUMER STAPLES		21,657,162
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.15% 12/15/16	750,000	750,413
Nabors Industries, Inc. 2.35% 9/15/16	575,000	590,853
Petrofac Ltd. 3.4% 10/10/18 (c)	1,800,000	1,864,006
		3,205,272
Oil, Gas & Consumable Fuels - 2.9%
BG Energy Capital PLC 2.875% 10/15/16 (c)	1,350,000	1,399,484
Devon Energy Corp. 1.2% 12/15/16	1,228,000	1,232,819
Enbridge, Inc.:
0.6776% 6/2/17 (d)	1,776,000	1,783,260
0.8846% 10/1/16 (d)	2,500,000	2,512,925
Enterprise Products Operating LP 1.25% 8/13/15	962,000	967,960
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,768,065
Petrobras Global Finance BV:
2% 5/20/16	2,000,000	2,004,300
3.25% 3/17/17	1,500,000	1,534,305
Petrobras International Finance Co. Ltd. 3.875% 1/27/16	1,151,000	1,183,223
Petroleos Mexicanos 3.125% 1/23/19 (c)	173,000	179,816
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Phillips 66 Co.:
1.95% 3/5/15	$ 2,620,000	$ 2,639,165
2.95% 5/1/17	650,000	679,073
Schlumberger Investment SA 1.25% 8/1/17 (c)	1,500,000	1,500,296
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	323,994
Total Capital International SA:
0.75% 1/25/16	1,403,000	1,408,923
1% 1/10/17	3,000,000	3,003,876
TransCanada PipeLines Ltd. 0.9141% 6/30/16 (d)	4,000,000	4,034,276
		28,155,760
TOTAL ENERGY		31,361,032
FINANCIALS - 23.9%
Banks - 14.5%
ABN AMRO Bank NV 1.0351% 10/28/16 (c)(d)	2,000,000	2,018,320
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	1,670,000	1,678,198
1.25% 1/10/17	1,630,000	1,638,055
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,221,672
1.5% 10/9/15	1,000,000	1,009,218
3.7% 9/1/15	3,960,000	4,076,559
Bank of America NA:
1.25% 2/14/17	1,080,000	1,081,908
5.3% 3/15/17	250,000	272,627
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,169,904
1.375% 12/18/17	1,069,000	1,063,630
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (c)	2,200,000	2,205,955
1.55% 9/9/16 (c)	1,150,000	1,161,306
Barclays Bank PLC 2.5% 2/20/19	1,770,000	1,798,612
BNP Paribas 2.375% 9/14/17	2,070,000	2,115,118
BPCE SA 1.625% 2/10/17	1,080,000	1,087,212
Branch Banking & Trust Co. 1.45% 10/3/16	3,000,000	3,031,335
Capital One Bank NA:
1.15% 11/21/16	779,000	780,385
1.2% 2/13/17	1,979,000	1,981,648
1.3% 6/5/17	1,500,000	1,498,208
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.:
1.1941% 7/25/16 (d)	$ 2,000,000	$ 2,019,260
1.3% 4/1/16	1,650,000	1,659,255
1.3% 11/15/16	1,759,000	1,764,270
1.55% 8/14/17	5,000,000	4,994,375
1.7% 7/25/16	7,310,000	7,395,257
2.5% 7/29/19	980,000	983,898
2.65% 3/2/15	1,050,000	1,060,966
3.953% 6/15/16	2,000,000	2,102,298
Commonwealth Bank of Australia 1.125% 3/13/17	2,150,000	2,147,850
Credit Suisse New York Branch 1.375% 5/26/17	5,000,000	4,999,420
Discover Bank 2% 2/21/18	2,500,000	2,508,868
Fifth Third Bancorp:
3.625% 1/25/16	673,000	700,161
4.5% 6/1/18	1,250,000	1,360,046
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,206,393
HSBC Bank PLC:
1.5% 5/15/18 (c)	1,090,000	1,079,744
3.1% 5/24/16 (c)	1,210,000	1,259,719
HSBC U.S.A., Inc. 1.625% 1/16/18	963,000	966,198
Huntington National Bank:
1.3% 11/20/16	740,000	742,974
1.35% 8/2/16	529,000	532,486
Intesa Sanpaolo SpA 2.375% 1/13/17	2,500,000	2,532,778
KeyBank NA 1.65% 2/1/18	735,000	736,132
Manufacturers & Traders Trust Co.:
1.4% 7/25/17	2,000,000	2,000,868
2.3% 1/30/19	1,080,000	1,089,627
Marshall & Ilsley Bank 5% 1/17/17	86,000	91,942
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	3,280,000	3,268,136
Nordea Bank AB 0.875% 5/13/16 (c)	1,640,000	1,641,478
PNC Bank NA:
0.8% 1/28/16	3,000,000	3,007,254
1.15% 11/1/16	1,281,000	1,287,296
1.3% 10/3/16	1,130,000	1,138,472
Regions Bank 7.5% 5/15/18	479,000	565,213
Regions Financial Corp.:
2% 5/15/18	1,100,000	1,095,191
5.75% 6/15/15	1,150,000	1,194,460
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Canada:
0.6006% 3/8/16 (d)	$ 1,500,000	$ 1,505,435
0.85% 3/8/16	1,000,000	1,002,622
1.2% 1/23/17	1,261,000	1,265,401
1.45% 9/9/16	919,000	930,812
1.5% 1/16/18	2,210,000	2,215,547
2.2% 7/27/18	1,000,000	1,020,547
Royal Bank of Scotland Group PLC 2.55% 9/18/15	5,809,000	5,911,256
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	2,500,000	2,504,948
1.45% 7/19/16	2,500,000	2,522,110
1.8% 7/18/17	1,970,000	1,990,819
SunTrust Banks, Inc.:
0.5249% 8/24/15 (d)	500,000	499,512
0.5346% 4/1/15 (d)	4,270,000	4,269,436
3.5% 1/20/17	1,449,000	1,525,685
5% 9/1/15	1,059,000	1,104,534
Svenska Handelsbanken AB 0.6796% 3/21/16 (d)	1,100,000	1,104,783
U.S. Bank NA 1.1% 1/30/17	2,170,000	2,175,260
Union Bank NA 1.5% 9/26/16	753,000	761,611
Wachovia Corp. 0.5761% 10/28/15 (d)	2,000,000	2,004,504
Wells Fargo Bank NA 0.4411% 5/16/16 (d)	4,500,000	4,499,834
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,221,163
1.2% 5/19/17	2,700,000	2,700,408
2% 8/14/17	2,250,000	2,295,731
		142,054,113
Capital Markets - 2.6%
Goldman Sachs Group, Inc.:
1.748% 9/15/17	3,500,000	3,499,479
2.375% 1/22/18	2,200,000	2,235,279
JPMorgan Chase & Co.:
0.8549% 2/26/16 (d)	1,000,000	1,005,586
1.1% 10/15/15	1,080,000	1,084,780
1.125% 2/26/16	1,100,000	1,105,803
1.35% 2/15/17	8,000,000	8,030,560
Morgan Stanley:
1.75% 2/25/16	2,966,000	3,002,508
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.45% 1/9/17	$ 3,400,000	$ 3,723,915
UBS AG Stamford Branch 1.375% 8/14/17	1,970,000	1,964,951
		25,652,861
Consumer Finance - 3.4%
American Express Credit Corp.:
0.875% 11/13/15	1,090,000	1,094,261
1.125% 6/5/17	2,500,000	2,490,608
1.3% 7/29/16	1,120,000	1,131,927
2.8% 9/19/16	970,000	1,006,692
American Honda Finance Corp. 1.125% 10/7/16	1,520,000	1,528,793
Capital One Financial Corp.:
0.8771% 11/6/15 (d)	1,000,000	1,004,819
1% 11/6/15	1,090,000	1,092,469
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,111,777
2.75% 5/15/15	2,000,000	2,030,194
3% 6/12/17	2,950,000	3,059,135
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,305,678
1.5% 7/12/16	10,000,000	10,134,320
2.25% 11/9/15	3,150,000	3,212,717
Hyundai Capital America:
1.45% 2/6/17 (c)	1,401,000	1,402,182
1.625% 10/2/15 (c)	1,410,000	1,420,681
1.875% 8/9/16 (c)	295,000	299,041
Synchrony Financial 1.875% 8/15/17	235,000	236,841
		33,562,135
Diversified Financial Services - 1.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	515,718
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,112,836
BP Capital Markets PLC:
1.375% 5/10/18	1,090,000	1,078,620
2.248% 11/1/16	1,320,000	1,356,931
Deutsche Bank AG London Branch 1.4% 2/13/17	5,000,000	5,008,980
TECO Finance, Inc. 4% 3/15/16	400,000	419,274
		9,492,359
Insurance - 1.7%
AEGON NV 4.625% 12/1/15	1,480,000	1,549,687
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc. 2.3% 7/16/19	$ 465,000	$ 466,846
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,130,846
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,347,293
Hartford Financial Services Group, Inc. 4% 3/30/15	1,000,000	1,019,533
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	1,173,000	1,198,628
MetLife, Inc. 1.756% 12/15/17 (b)	465,000	468,741
Metropolitan Life Global Funding I:
1.3% 4/10/17 (c)	4,000,000	4,003,764
1.5% 1/10/18 (c)	2,559,000	2,550,399
2.5% 9/29/15 (c)	1,000,000	1,021,621
Pricoa Global Funding I 1.15% 11/25/16 (c)	1,100,000	1,103,006
Prudential Financial, Inc. 2.3% 8/15/18	365,000	370,898
		16,231,262
Real Estate Investment Trusts - 0.2%
DDR Corp. 9.625% 3/15/16	330,000	373,203
Equity One, Inc. 5.375% 10/15/15	144,000	151,000
Health Care REIT, Inc. 2.25% 3/15/18	341,000	345,485
Simon Property Group LP 2.15% 9/15/17	500,000	512,759
		1,382,447
Real Estate Management & Development - 0.5%
ERP Operating LP 2.375% 7/1/19	642,000	645,489
Mack-Cali Realty LP 2.5% 12/15/17	770,000	777,990
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,775,462
Ventas Realty LP:
1.25% 4/17/17	493,000	492,313
1.55% 9/26/16	287,000	290,063
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	700,798
		4,682,115
TOTAL FINANCIALS		233,057,292
HEALTH CARE - 1.5%
Biotechnology - 0.2%
Amgen, Inc. 1.25% 5/22/17	1,990,000	1,989,504
Health Care Providers & Services - 0.5%
Aetna, Inc. 1.5% 11/15/17	135,000	135,434
Express Scripts Holding Co.:
1.25% 6/2/17	2,490,000	2,483,357
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts Holding Co.: - continued
2.1% 2/12/15	$ 1,970,000	$ 1,983,713
WellPoint, Inc. 1.875% 1/15/18	647,000	649,769
		5,252,273
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	308,000	308,260
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,211,906
1.75% 11/6/17	1,865,000	1,874,519
Mylan, Inc. 1.35% 11/29/16	364,000	364,435
Perrigo Co. PLC 1.3% 11/8/16 (c)	302,000	301,655
Sanofi SA 2.625% 3/29/16	1,263,000	1,303,789
Zoetis, Inc.:
1.15% 2/1/16	978,000	981,751
1.875% 2/1/18	174,000	174,034
		7,212,089
TOTAL HEALTH CARE		14,762,126
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
L-3 Communications Corp. 1.5% 5/28/17	990,000	985,142
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (f)	192,067	193,219
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,148,307
TOTAL INDUSTRIALS		2,326,668
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.3%
Cisco Systems, Inc. 1.1% 3/3/17	2,700,000	2,708,362
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
2.375% 12/17/18	225,000	227,029
6.55% 10/1/17	1,559,000	1,785,937
		2,012,966
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
IBM Corp. 1.95% 7/22/16	$ 1,621,000	$ 1,659,599
The Western Union Co.:
2.375% 12/10/15	490,000	498,516
2.875% 12/10/17	1,114,000	1,150,942
		3,309,057
TOTAL INFORMATION TECHNOLOGY		8,030,385
MATERIALS - 0.5%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	594,000	593,353
Metals & Mining - 0.4%
Anglo American Capital PLC 1.1836% 4/15/16 (c)(d)	1,176,000	1,182,976
Rio Tinto Finance (U.S.A.) PLC:
1.0721% 6/17/16 (d)	1,000,000	1,009,624
1.375% 6/17/16	1,774,000	1,791,880
		3,984,480
TOTAL MATERIALS		4,577,833
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,099,154
2.95% 5/15/16	1,200,000	1,244,012
British Telecommunications PLC:
1.25% 2/14/17	2,798,000	2,797,466
1.625% 6/28/16	645,000	652,291
2% 6/22/15	2,350,000	2,376,393
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,174,250
Deutsche Telekom International Financial BV:
3.125% 4/11/16 (c)	1,209,000	1,251,108
5.75% 3/23/16	2,000,000	2,148,410
Verizon Communications, Inc.:
1.35% 6/9/17	1,557,000	1,557,238
2% 11/1/16	2,727,000	2,780,054
2.5% 9/15/16	5,484,000	5,653,944
		22,734,320
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
1.2303% 9/12/16 (d)	$ 1,200,000	$ 1,209,875
2.375% 9/8/16	1,532,000	1,569,228
Vodafone Group PLC 1.5% 2/19/18	1,000,000	990,914
		3,770,017
TOTAL TELECOMMUNICATION SERVICES		26,504,337
UTILITIES - 2.1%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,539,653
Duke Energy Corp.:
0.6118% 4/3/17 (d)	1,789,000	1,794,043
1.625% 8/15/17	602,000	606,171
FirstEnergy Corp. 2.75% 3/15/18	2,063,000	2,086,368
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,364,449
Northeast Utilities 1.45% 5/1/18	291,000	288,191
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	1,998,276
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,118,732
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,200,902
		13,996,785
Multi-Utilities - 0.7%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	844,422
1.95% 8/15/16	848,000	865,225
2.25% 9/1/15	1,300,000	1,319,221
2.5341% 9/30/66 (d)	1,336,000	1,234,285
MidAmerican Energy Holdings, Co. 1.1% 5/15/17	2,618,000	2,603,180
		6,866,333
TOTAL UTILITIES		20,863,118
TOTAL NONCONVERTIBLE BONDS (Cost $382,773,287)		385,952,389
U.S. Government and Government Agency Obligations - 28.0%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.5%
Fannie Mae:
0.875% 2/8/18	$ 1,348,000	$ 1,329,261
1.625% 11/27/18	686,000	687,222
1.875% 9/18/18	371,000	376,142
Freddie Mac:
0.875% 10/14/16	6,337,000	6,363,216
1% 9/29/17	6,227,000	6,208,630
1.25% 5/12/17	171,000	172,402
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		15,136,873
U.S. Treasury Obligations - 26.5%
U.S. Treasury Notes:
0.5% 7/31/17	76,500,000	75,519,873
0.625% 8/15/16	10,292,000	10,316,927
0.625% 12/15/16	34,456,000	34,431,777
0.625% 2/15/17	25,000,000	24,939,450
0.75% 1/15/17	40,701,000	40,751,876
0.875% 11/30/16	63,999,000	64,333,971
0.875% 1/31/17	7,993,000	8,024,844
0.875% 5/15/17	248,000	248,233
TOTAL U.S. TREASURY OBLIGATIONS		258,566,951
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $273,483,688)		273,703,824
U.S. Government Agency - Mortgage Securities - 3.1%

Fannie Mae - 2.0%
2.238% 11/1/34 (d)	209,283	223,551
2.281% 2/1/35 (d)	416,413	442,054
2.286% 10/1/35 (d)	452,814	483,761
2.319% 11/1/36 (d)	506,660	541,223
2.328% 5/1/35 (d)	366,142	389,048
2.364% 12/1/33 (d)	205,173	218,137
2.371% 7/1/35 (d)	1,288,978	1,371,625
2.428% 12/1/34 (d)	193,754	206,917
2.481% 4/1/35 (d)	125,733	134,847
2.532% 10/1/41 (d)	594,930	619,896
2.542% 6/1/42 (d)	174,471	179,765
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.691% 2/1/42 (d)	$ 952,904	$ 988,207
2.701% 9/1/41 (d)	745,432	779,287
2.735% 8/1/41 (d)	903,266	940,929
2.771% 1/1/42 (d)	895,798	930,907
2.949% 11/1/40 (d)	114,163	119,707
2.982% 9/1/41 (d)	129,399	135,281
3.019% 8/1/41 (d)	165,316	172,958
3.083% 10/1/41 (d)	64,052	66,780
3.202% 1/1/40 (d)	401,406	419,275
3.23% 7/1/41 (d)	196,801	207,154
3.326% 10/1/41 (d)	106,453	111,591
3.488% 3/1/40 (d)	251,615	263,218
3.5% 1/1/26 to 5/1/27	2,753,318	2,920,033
3.553% 7/1/41 (d)	203,945	215,686
3.603% 3/1/40 (d)	394,192	421,228
3.607% 12/1/39 (d)	104,791	112,342
4.5% 6/1/19 to 7/1/20	350,706	370,791
5.5% 11/1/17 to 11/1/34	4,548,546	5,033,510
6.5% 12/1/14 to 6/1/16	5,647	5,836
7% 1/1/16 to 11/1/18	16,525	17,320
TOTAL FANNIE MAE		19,042,864
Freddie Mac - 1.0%
2.261% 11/1/35 (d)	290,541	308,983
2.437% 8/1/36 (d)	146,854	156,797
2.961% 8/1/41 (d)	469,740	491,274
3% 8/1/21	1,233,741	1,285,693
3.128% 9/1/41 (d)	257,128	269,587
3.237% 4/1/41 (d)	116,558	122,395
3.237% 9/1/41 (d)	131,168	138,002
3.28% 6/1/41 (d)	153,704	161,460
3.469% 5/1/41 (d)	143,187	151,205
3.5% 1/1/26	543,087	575,720
3.559% 4/1/40 (d)	290,173	309,978
3.62% 4/1/40 (d)	225,160	237,217
3.637% 6/1/41 (d)	201,654	213,112
3.677% 5/1/41 (d)	174,953	184,361
4% 6/1/24 to 4/1/26	4,028,417	4,298,727
4.5% 8/1/18 to 11/1/18	1,120,756	1,181,921
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 45,671	$ 54,465
12% 11/1/19	2	2
TOTAL FREDDIE MAC		10,140,899
Ginnie Mae - 0.1%
5.5% 6/15/35	395,330	443,550
7% 1/15/25 to 6/15/32	230,720	270,999
TOTAL GINNIE MAE		714,549
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $29,301,389)		29,898,312
Asset-Backed Securities - 15.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	309,859	307,661
Series 2005-1 Class M1, 0.625% 4/25/35 (d)	84,112	73,105
Ally Auto Receivables Trust:
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,596,354	1,597,637
Series 2014-SN1 Class A3, 0.75% 2/21/17	1,323,000	1,321,600
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	662,000	666,185
Series 2012-5 Class A, 1.54% 9/15/19	2,790,000	2,783,050
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,505,185
Series 2014-3 Class A, 1.33% 3/15/19	4,772,000	4,763,697
Series 2014-4 Class A2, 1.43% 6/17/19	2,000,000	1,998,410
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	3,103,000	3,108,638
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,731,431
Series 2013-3 Class A, 0.98% 5/15/19	2,075,000	2,076,282
Series 2014-2 Class A, 1.26% 1/15/20	1,960,000	1,958,834
AmeriCredit Auto Receivables Trust:
Series 2013-1 Class A3, 0.61% 10/10/17	2,240,000	2,241,788
Series 2013-5 Class A3, 0.9% 9/10/18	1,634,000	1,635,170
Series 2014-1 Class A3, 0.9% 2/8/19	1,034,000	1,033,353
Series 2014-2 Class A3, 0.94% 2/8/19	1,980,000	1,980,024
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.98% 4/25/34 (d)	11,399	7,323
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2005-R2 Class M1, 0.605% 4/25/35 (d)	$ 67,491	$ 67,351
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (d)	82,560	78,410
Series 2006-W4 Class A2C, 0.315% 5/25/36 (d)	151,990	53,210
BMV Vehicle Lease Trust Series 2014-1 Class A3, 0.73% 2/21/17	1,500,000	1,499,391
Capital Auto Receivables Asset Trust:
Series 2014-2 Class A2, 0.91% 4/20/17	1,500,000	1,502,871
Series 2014-3 Class A2, 1.18% 12/20/17	1,466,000	1,465,766
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,243,238
Series 2013-A3 Class A3, 0.96% 9/16/19	1,000,000	998,698
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,129,736
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (d)	228,766	155,094
CFC LLC Series 2014-1A Class A, 1.46% 12/17/18 (c)	828,289	830,067
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	5,002,055
Series 2013-A8 Class A8, 1.01% 10/15/18	1,200,000	1,200,326
Series 2014-A1 Class A, 1.15% 1/15/19	1,500,000	1,501,592
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (c)	109,568	109,638
Series 2013-VT1 Class A3, 1.13% 7/20/20 (c)	2,500,000	2,508,375
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,990,679
Series 2013-A6 Class A6, 1.32% 9/7/18	3,330,000	3,355,301
Series 2014-A2 Class A2, 1.02% 2/22/19	2,160,000	2,155,380
Series 2014-A4 Class A4, 1.23% 4/24/19	2,000,000	2,000,342
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (d)	8,622	7,610
Series 2004-2 Class 3A4, 0.655% 7/25/34 (d)	62,430	57,266
Series 2004-3 Class M4, 1.61% 4/25/34 (d)	9,974	7,149
Series 2004-4 Class M2, 0.95% 6/25/34 (d)	26,764	25,268
Dell Equipment Finance Trust Series 2014-1 Class A3, 0.94% 6/22/20 (c)	1,000,000	1,000,022
Discover Card Master Trust:
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,580,658
Series 2013-A5 Class A5, 1.04% 4/15/19	2,246,000	2,247,521
Series 2014-A3 Class A3, 1.22% 10/15/19	2,000,000	2,000,658
Asset-Backed Securities - continued
	Principal Amount	Value
Enterprise Fleet Financing LLC:
Series 2014-1 Class A2, 0.87% 9/20/19 (c)	$ 1,500,000	$ 1,500,342
Series 2014-2 Class A2, 1.05% 3/20/20 (c)	2,000,000	2,001,100
Fannie Mae Series 2004-T5:
Class AB1, 0.6768% 5/28/35 (d)	159,655	148,433
Class AB3, 0.9829% 5/28/35 (d)	67,441	62,830
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (d)	36,914	32,694
Ford Credit Auto Lease Trust:
Series 2013-B Class A3, 0.76% 9/15/16	870,000	871,577
Series 2014-A Class A3, 0.68% 4/15/17	1,024,000	1,023,940
Ford Credit Floorplan Master Owner Trust:
Series 2012-5 Class A, 1.49% 9/15/19	3,000,000	2,997,927
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,382,975
Series 2014-1 Class A1, 1.2% 2/15/19	2,379,000	2,376,012
Series 2014-4 Class A1, 1.4% 8/15/19	1,965,000	1,960,465
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.58% 11/25/34 (d)	104,293	9,159
Class M5, 1.655% 11/25/34 (d)	40,226	822
Series 2005-A:
Class M3, 0.89% 1/25/35 (d)	120,398	99,593
Class M4, 1.175% 1/25/35 (d)	44,055	24,749
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (c)(d)	193,554	165,309
GE Business Loan Trust Series 2003-1 Class A, 0.585% 4/15/31 (c)(d)	6,616	6,392
GE Capital Credit Card Master Note Trust:
Series 2012-4 Class A, 0.455% 6/15/18 (d)	3,995,000	3,994,840
Series 2012-5 Class A, 0.95% 6/15/18	2,820,000	2,828,700
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (c)	434,356	434,940
GE Equipment Transportation LLC:
Series 2012-2 Class A3, 0.62% 7/25/16	1,856,850	1,858,621
Series 2014-1 Class A3, 0.97% 4/23/18	1,467,000	1,468,991
GM Financial Automobile Leasing Trust Series 2014-1A Class A3, 1.01% 5/22/17 (c)	1,510,000	1,510,797
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.445% 8/25/33 (d)	64,522	62,415
Series 2003-5 Class A2, 0.855% 12/25/33 (d)	44,160	41,542
Series 2004-1 Class M2, 1.855% 6/25/34 (d)	60,140	46,817
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (d)	157,118	97,737
Asset-Backed Securities - continued
	Principal Amount	Value
Hyundai Auto Lease Securitization Trust Series 2014-B Class A3, 0.98% 11/15/17 (c)	$ 2,000,000	$ 1,999,282
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,923,331
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.505% 5/15/18 (c)(d)	1,680,000	1,682,705
John Deere Owner Trust Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,502,747
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (d)	103,575	102,516
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5639% 12/27/29 (d)	32,033	31,874
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (d)	58,754	583
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,413,627
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (c)	4,760,000	4,767,935
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (d)	74,277	66,851
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (d)	126,078	120,387
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (d)	138,792	128,528
Series 2004-NC8 Class M6, 2.03% 9/25/34 (d)	56,866	48,167
Series 2005-NC1 Class M1, 0.815% 1/25/35 (d)	50,699	48,137
Series 2005-NC2 Class B1, 1.91% 3/25/35 (d)	30,946	1,015
Nissan Auto Lease Trust Series 2014-A Class A3, 0.8% 2/15/17	1,077,000	1,077,137
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	1,692,000	1,697,819
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.622% 5/15/17 (d)	2,900,000	2,905,835
Series 2013-A Class A, 0.452% 2/15/18 (d)	2,000,000	2,000,890
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9779% 10/30/45 (d)	456,579	452,912
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (d)	797,630	714,319
Class M4, 2.33% 9/25/34 (d)	1,086,724	666,479
Series 2005-WCH1 Class M4, 0.985% 1/25/36 (d)	187,294	164,521
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (d)	648	609
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	318,558	318,696
Asset-Backed Securities - continued
	Principal Amount	Value
Santander Drive Auto Receivables Trust: - continued
Series 2012-5 Class A3, 0.83% 12/15/16	$ 547,247	$ 547,586
Series 2013-4:
Class A2, 0.89% 9/15/16	363,424	363,694
Class A3, 1.11% 12/15/17	1,170,000	1,175,407
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.95% 3/25/35 (d)	119,483	109,290
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8106% 6/15/33 (d)	211,455	205,031
Class C, 1.1806% 6/15/33 (d)	845,800	815,302
Series 2004-B:
Class A2, 0.4306% 6/15/21 (d)	752,854	749,001
Class C, 1.1006% 9/15/33 (d)	1,187,540	1,142,735
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.435% 9/25/19 (d)	2,189,000	2,187,341
Series 2013-1 Class A2, 0.405% 9/25/19 (d)	1,790,000	1,787,191
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.88% 9/25/34 (d)	6,112	4,991
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (d)	86,903	78,091
Volkswagen Auto Lease Trust Series 2014-A Class A3, 0.8% 4/20/17	1,619,000	1,619,146
Volkswagen Auto Loan Enhanced Trust:
Series 2013-2 Class A3, 0.7% 4/20/18	2,244,000	2,241,978
Series 2014-1 Class A3, 0.91% 10/22/18	1,324,000	1,322,563
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 0.014% 7/22/19 (c)	1,242,000	1,240,409
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0341% 10/25/44 (c)(d)	1,390,734	1,404,200
TOTAL ASSET-BACKED SECURITIES (Cost $147,224,090)		147,403,622
Collateralized Mortgage Obligations - 3.7%

Private Sponsor - 1.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 2.5988% 5/27/35 (c)(d)	908,498	936,271
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.2955% 12/20/54 (c)(d)	1,852,152	1,836,964
Class C2, 1.3555% 12/20/54 (c)(d)	762,000	747,903
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2:
Class A4, 0.2355% 12/20/54 (d)	$ 363,800	$ 356,870
Class C1, 1.0955% 12/20/54 (d)	3,254,000	3,159,634
Series 2006-3 Class C2, 1.1555% 12/20/54 (d)	142,000	138,365
Series 2006-4:
Class B1, 0.3355% 12/20/54 (d)	381,000	369,456
Class C1, 0.9155% 12/20/54 (d)	233,000	223,797
Class M1, 0.4955% 12/20/54 (d)	100,000	96,710
Series 2007-1:
Class 1C1, 0.7555% 12/20/54 (d)	235,000	223,156
Class 1M1, 0.4555% 12/20/54 (d)	153,000	148,425
Class 2C1, 1.0155% 12/20/54 (d)	107,000	103,844
Class 2M1, 0.6555% 12/20/54 (d)	196,000	191,394
Series 2007-2:
Class 2C1, 1.015% 12/17/54 (d)	272,000	263,976
Class 3A1, 0.335% 12/17/54 (d)	138,315	137,209
Granite Mortgages Series 2003-2 Class 1A3, 0.7336% 7/20/43 (d)	621,441	620,591
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6336% 1/20/44 (d)	111,655	111,451
Class 1C, 2.6836% 1/20/44 (d)	54,183	57,263
Series 2004-1 Class 2A1, 0.551% 3/20/44 (d)	1,691,758	1,686,043
Series 2004-3 Class 2A1, 0.511% 9/20/44 (d)	1,057,641	1,052,014
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (d)	64,582	53,760
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (d)	97,879	88,757
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.507% 6/10/35 (c)(d)	32,759	30,029
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (d)	3,373	3,251
TOTAL PRIVATE SPONSOR		12,637,133
U.S. Government Agency - 2.4%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.655% 9/25/23 (d)	116,574	116,960
Series 2013-9 Class FA, 0.505% 3/25/42 (d)	2,241,170	2,246,802
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
floater planned amortization class Series 2005-90 Class FC, 0.405% 10/25/35 (d)	$ 571,502	$ 572,421
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	965,011	1,024,272
planned amortization class Series 2012-94 Class E, 3% 6/25/22	664,722	690,039
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	211,121	236,289
Series 2003-76 Class BA, 4.5% 3/25/18	39,769	39,924
Series 2009-31 Class A, 4% 2/25/24	154,015	161,277
Series 2010-135 Class DE, 2.25% 4/25/24	632,455	647,403
Series 2011-16 Class FB, 0.305% 3/25/31 (d)	1,431,390	1,431,569
Series 2010-123 Class DL, 3.5% 11/25/25	272,779	282,493
Series 2010-143 Class B, 3.5% 12/25/25	462,864	481,926
Series 2011-23 Class AB, 2.75% 6/25/20	377,377	388,292
target amortization Series 2008-29 Class BG 4.7% 12/25/35	233,707	243,218
Freddie Mac:
floater Series 2711 Class FC, 1.055% 2/15/33 (d)	936,074	949,911
floater planned amortization class Series 3117 Class JF, 0.455% 2/15/36 (d)	594,271	595,853
floater sequential payer Series 3943 Class EF 0.405% 2/15/26 (d)	987,473	988,091
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,301,740	1,322,377
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	40,350	40,792
Series 2866 Class XE, 4% 12/15/18	28,408	28,432
Series 3081 Class CP 5.5% 10/15/34	653,045	661,517
Series 3792 Class DF, 0.555% 11/15/40 (d)	1,574,507	1,578,051
Series 3820 Class DA, 4% 11/15/35	681,289	727,862
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	32,465	32,527
Series 3659 Class EJ 3% 6/15/18	727,346	747,968
Series 3696 Class AE, 1.2% 7/15/15	107,827	107,907
Series 3949 Class MK, 4.5% 10/15/34	574,889	621,691
Series 4221-CLS Class GA, 1.4% 7/15/23	2,654,054	2,650,630
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-113 Class FJ, 0.4062% 1/20/42 (d)	914,275	912,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater planned amortization class Series 2005-47 Class FX, 0.3062% 5/20/34 (d)	$ 1,646,695	$ 1,645,673
floater sequential payer:
Series 2010-120 Class FB 0.4562% 9/20/35 (d)	593,059	594,248
Series 2011-150 Class D, 3% 4/20/37	199,632	202,589
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	106,820	107,405
Series 2010-99 Class PT, 3.5% 8/20/33	137,294	138,153
TOTAL U.S. GOVERNMENT AGENCY		23,216,593
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,059,990)		35,853,726
Commercial Mortgage Securities - 8.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4206% 2/14/43 (d)(e)	292,399	6,435
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class A4, 5.634% 7/10/46	957,472	1,015,699
Series 2006-4 Class A1A, 5.617% 7/10/46 (d)	1,817,238	1,957,810
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.43% 12/25/33 (c)(d)	5,048	4,554
Series 2005-4A:
Class A2, 0.545% 1/25/36 (c)(d)	583,175	511,825
Class B1, 1.555% 1/25/36 (c)(d)	21,135	3,819
Class M1, 0.605% 1/25/36 (c)(d)	183,419	107,881
Class M2, 0.625% 1/25/36 (c)(d)	69,602	39,336
Class M3, 0.655% 1/25/36 (c)(d)	74,803	40,216
Class M4, 0.765% 1/25/36 (c)(d)	38,277	19,955
Class M5, 0.805% 1/25/36 (c)(d)	38,277	15,178
Class M6, 0.855% 1/25/36 (c)(d)	38,844	11,923
Series 2006-3A Class M4, 0.585% 10/25/36 (c)(d)	7,629	1,162
Series 2007-1 Class A2, 0.425% 3/25/37 (c)(d)	295,360	215,410
Series 2007-2A:
Class A1, 0.425% 7/25/37 (c)(d)	53,884	46,770
Class A2, 0.475% 7/25/37 (c)(d)	50,468	36,719
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A: - continued
Class M1, 0.525% 7/25/37 (c)(d)	$ 17,987	$ 5,383
Class M2, 0.565% 7/25/37 (c)(d)	10,094	1,306
Class M3, 0.645% 7/25/37 (c)(d)	10,223	726
Class M4, 0.805% 7/25/37 (c)(d)	349	7
Series 2007-3:
Class A2, 0.445% 7/25/37 (c)(d)	72,315	52,521
Class M1, 0.465% 7/25/37 (c)(d)	54,633	35,109
Class M2, 0.495% 7/25/37 (c)(d)	57,439	32,785
Class M3, 0.525% 7/25/37 (c)(d)	92,975	34,760
Class M4, 0.655% 7/25/37 (c)(d)	147,026	31,863
Class M5, 0.755% 7/25/37 (c)(d)	69,875	11,343
Series 2007-4A:
Class A2, 0.702% 9/25/37 (c)(d)	723,752	215,352
Class M1, 1.102% 9/25/37 (c)(d)	112,149	23,056
Class M2, 1.202% 9/25/37 (c)(d)	91,486	7,789
Series 2006-2A Class IO, 0% 7/25/36 (c)(e)	5,773,399	1
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.705% 3/15/22 (c)(d)	15,947	15,967
Class J, 0.855% 3/15/22 (c)(d)	52,963	51,947
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,179,321	1,199,351
Series 2006-PW13 Class A1A, 5.533% 9/11/41	1,764,288	1,895,856
Series 2006-PW14 Class A1A, 5.189% 12/11/38	721,204	777,581
Series 2006-T22 Class A1A, 5.5723% 4/12/38 (d)	1,723,443	1,825,701
Series 2005-T18 Class A4, 4.933% 2/13/42	1,607,721	1,625,969
Series 2006-PW12 Class A1A, 5.7052% 9/11/38 (d)	1,312,888	1,404,208
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (c)(d)	58,902	57,270
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,095,623	1,201,168
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4379% 5/15/35 (c)(d)(e)	4,567,644	26,849
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.312% 5/15/30 (c)(d)	1,502,057	1,507,603
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	349,000	376,120
Series 2013-GC11 Class A1, 0.754% 4/10/46	650,062	648,037
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2264% 7/15/44 (d)	609,768	628,875
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust: - continued
Series 2006-CD2 Class A1B, 5.3005% 1/15/46 (d)	$ 2,861,798	$ 3,005,761
COMM Mortgage Trust:
floater Series 2014-KYO Class A, 1.053% 6/11/27 (c)(d)	2,500,000	2,503,463
Series 2013-CR9 Class A1, 1.344% 7/10/45	406,006	407,286
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.005% 4/15/17 (c)(d)	16,009	16,029
sequential payer:
Series 2006-C7 Class A1A, 5.7413% 6/10/46 (d)	2,515,552	2,679,193
Series 2006-C8 Class A1A, 5.292% 12/10/46	1,678,662	1,813,396
Series 2004-LB4A Class A5, 4.84% 10/15/37	1,332,449	1,334,307
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	302,118	301,834
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.463% 8/15/36 (d)(e)	240,021	361
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (c)(d)	6,967	6,967
CSMC Trust floater Series 2014-ICE:
Class A, 1.05% 4/15/27 (c)(d)	1,373,000	1,374,860
Class B, 1.45% 4/15/27 (c)(d)	1,205,000	1,203,844
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	149,860	151,699
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.956% 12/5/31 (c)(d)	887,338	887,338
Class A2FL, 0.856% 12/5/31 (c)(d)	1,160,000	1,159,648
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,275,556	1,292,572
Series K707 Class A1, 1.615% 9/25/18	1,469,073	1,486,231
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.279% 3/10/44 (d)	1,716,029	1,794,747
Series 2001-1 Class X1, 1.6605% 5/15/33 (c)(d)(e)	88,908	8
Series 2006-C1 Class A1A, 5.279% 3/10/44 (d)	989,443	1,041,295
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	10,111	10,112
Greenwich Capital Commercial Funding Corp. Series 2007-GG11 Class A1, 0.2924% 12/10/49 (c)(d)(e)	53,375,251	1,334
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (d)	954,342	1,002,858
Class A4, 5.553% 4/10/38 (d)	755,000	788,824
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (c)	$ 290,000	$ 292,668
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.156% 7/15/31 (c)(d)	662,000	662,055
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,031,843	1,110,236
Class A4, 5.56% 11/10/39 (d)	721,000	773,915
Series 2011-GC5 Class A1, 1.468% 8/10/44 (d)	422,882	425,919
Series 2012-GC6 Class A1, 1.282% 1/10/45	220,825	221,881
Series 2013-GC12 Class A1, 0.742% 6/10/46 (d)	649,825	643,283
Hilton U.S.A. Trust:
floater Series 2013-HLF Class AFL, 1.156% 11/5/30 (c)(d)	1,093,000	1,093,309
Series 2013-HLT Class DFX, 4.4065% 11/5/30 (c)	270,000	276,428
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	359,077	359,880
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.435% 11/15/18 (c)(d)	13,704	13,564
Class F, 0.485% 11/15/18 (c)(d)	31,865	30,978
Class G, 0.515% 11/15/18 (c)(d)	27,694	26,231
Class H, 0.655% 11/15/18 (c)(d)	21,250	19,947
Series 2013-FL3 Class A1, 0.955% 4/15/28 (c)(d)	971,667	964,929
Series 2014-BXH Class A, 1.056% 4/15/27 (c)(d)	1,500,000	1,500,996
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	1,886,535	2,024,175
Series 2007-LD11 Class A2, 5.79% 6/15/49 (d)	39,186	39,260
Series 2006-LDP7 Class A1A, 5.8657% 4/15/45 (d)	2,149,280	2,306,864
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,238,020	2,239,825
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	1,308,253	1,320,639
Series 2006-C6 Class A4, 5.372% 9/15/39	431,000	462,640
Series 2004-C8, 4.799% 12/15/29	34,276	34,304
Series 2007-C7 Class A3, 5.866% 9/15/45	854,224	950,055
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.286% 11/12/37 (d)	500,569	520,552
Series 2006-C2 Class A1A, 5.739% 8/12/43 (d)	1,635,934	1,759,383
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-4 Class XP, 0.6181% 12/12/49 (d)(e)	11,182,861	19,514
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	$ 884,189	$ 884,582
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (c)(d)	45,397	40,858
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (c)(d)	529,012	528,744
Class D, 0.345% 10/15/20 (c)(d)	84,694	84,047
Class E, 0.405% 10/15/20 (c)(d)	105,926	104,744
Class F, 0.455% 10/15/20 (c)(d)	63,569	62,542
Class G, 0.495% 10/15/20 (c)(d)	78,581	76,525
Class H, 0.585% 10/15/20 (c)(d)	49,464	45,697
Class J, 0.735% 10/15/20 (c)(d)	28,557	23,526
sequential payer:
Series 2007-IQ13 Class A1A, 5.31% 3/15/44	588,010	639,387
Series 2007-IQ14 Class A2, 5.61% 4/15/49	424,825	427,089
Series 2012-C4 Class A1, 1.085% 3/15/45	647,142	648,978
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (d)	1,292,819	1,376,414
Series 2007-T27 Class A1A, 5.8312% 6/11/42 (d)	1,896,411	2,091,193
SCG Trust Series 2013-SRP1 Class A, 1.552% 11/15/26 (c)(d)	1,175,000	1,178,435
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	352,318	353,254
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	547,426	544,794
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.515% 9/15/21 (c)(d)	112,934	110,714
Class J, 0.755% 9/15/21 (c)(d)	50,198	48,208
Series 2007-WHL8 Class F, 0.635% 6/15/20 (c)(d)	376,985	362,182
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	2,692,993	2,916,395
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (d)	1,875,634	1,973,147
Class A5, 5.416% 1/15/45 (d)	2,290,000	2,409,595
Series 2006-C24 Class A1A, 5.557% 3/15/45 (d)	1,657,646	1,754,544
Series 2006-C26 Class A1A, 6.009% 6/15/45 (d)	1,712,121	1,837,856
Series 2006-C27 Class A3, 5.765% 7/15/45 (d)	1,223,481	1,293,221
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31A Class A2, 5.421% 4/15/47	$ 88,969	$ 89,001
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	385,273	384,508
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $87,438,975)		84,376,772
Municipal Securities - 0.6%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	4,570,000	4,620,773
Series 2011, 4.511% 3/1/15	1,515,000	1,541,028
TOTAL MUNICIPAL SECURITIES (Cost $6,154,793)		6,161,801
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (c)	1,165,000	1,197,620
Ontario Province 1% 7/22/16	4,000,000	4,025,932
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,160,967)		5,223,552
Commercial Paper - 0.1%

Sempra Global 0.7% 3/6/15 (Cost $996,383)	1,000,000	998,115
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $5,547,954)	5,547,954	5,547,954
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $971,141,516)		975,120,067
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,824,025
NET ASSETS - 100%		$ 976,944,092
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	$ 67,348	$ (31,225)	$ -	$ (31,225)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,740,781 or 9.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $193,219 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 186,310
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,017
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 385,952,389	$ -	$ 385,759,170	$ 193,219
U.S. Government and Government Agency Obligations	273,703,824	-	273,703,824	-
U.S. Government Agency - Mortgage Securities	29,898,312	-	29,898,312	-
Asset-Backed Securities	147,403,622	-	147,392,626	10,996
Collateralized Mortgage Obligations	35,853,726	-	35,823,697	30,029
Commercial Mortgage Securities	84,376,772	-	84,312,387	64,385
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,161,801	$ -	$ 6,161,801	$ -
Foreign Government and Government Agency Obligations	5,223,552	-	5,223,552	-
Commercial Paper	998,115	-	998,115	-
Money Market Funds	5,547,954	5,547,954	-	-
Total Investments in Securities:	$ 975,120,067	$ 5,547,954	$ 969,273,484	$ 298,629
Derivative Instruments:
Liabilities
Swaps	$ (31,225)	$ -	$ (31,225)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (31,225)
Total Value of Derivatives	$ -	$ (31,225)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.9%
United Kingdom	3.7%
Canada	2.6%
Japan	1.4%
Netherlands	1.4%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $965,593,562)	$ 969,572,113
Fidelity Central Funds (cost $5,547,954)	5,547,954
Total Investments (cost $971,141,516)		$ 975,120,067
Receivable for investments sold		90,022
Receivable for swaps		267
Receivable for fund shares sold		4,415,590
Interest receivable		2,821,761
Distributions receivable from Fidelity Central Funds		734
Total assets		982,448,441

Liabilities
Payable for investments purchased	$ 1,841,769
Payable for fund shares redeemed	2,982,722
Distributions payable	32,578
Bi-lateral OTC swaps, at value	31,225
Accrued management fee	254,264
Distribution and service plan fees payable	120,461
Other affiliated payables	152,799
Other payables and accrued expenses	88,531
Total liabilities		5,504,349

Net Assets		$ 976,944,092
Net Assets consist of:
Paid in capital		$ 1,010,061,682
Undistributed net investment income		677,868
Accumulated undistributed net realized gain (loss) on investments		(37,742,965)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,947,507
Net Assets		$ 976,944,092

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($190,595,781 ÷ 20,360,964 shares)	$ 9.36

Maximum offering price per share (100/98.50 of $9.36)	$ 9.50
Class T: Net Asset Value and redemption price per share ($103,446,504 ÷ 11,041,394 shares)	$ 9.37

Maximum offering price per share (100/98.50 of $9.37)	$ 9.51
Class B: Net Asset Value and offering price per share ($2,459,052 ÷ 263,045 shares)A	$ 9.35

Class C: Net Asset Value and offering price per share ($98,517,113 ÷ 10,548,906 shares)A	$ 9.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($581,925,642 ÷ 62,112,184 shares)	$ 9.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2014

Investment Income
Interest		$ 15,269,938
Income from Fidelity Central Funds		9,017
Total income		15,278,955

Expenses
Management fee	$ 3,294,394
Transfer agent fees	1,589,091
Distribution and service plan fees	1,521,108
Accounting and security lending fees	375,469
Custodian fees and expenses	31,125
Independent trustees' compensation	4,516
Registration fees	97,558
Audit	177,471
Legal	4,429
Miscellaneous	8,673
Total expenses before reductions	7,103,834
Expense reductions	(18)	7,103,816
Net investment income (loss)		8,175,139
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,952,564
Swaps	3,188
Total net realized gain (loss)		2,955,752
Change in net unrealized appreciation (depreciation) on: Investment securities	3,484,434
Swaps	15,198
Total change in net unrealized appreciation (depreciation)		3,499,632
Net gain (loss)		6,455,384
Net increase (decrease) in net assets resulting from operations		$ 14,630,523

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,175,139	$ 8,561,979
Net realized gain (loss)	2,955,752	3,181,582
Change in net unrealized appreciation (depreciation)	3,499,632	(8,274,779)
Net increase (decrease) in net assets resulting from operations	14,630,523	3,468,782
Distributions to shareholders from net investment income	(7,510,420)	(8,004,871)
Share transactions - net increase (decrease)	(164,681,426)	(108,452,215)
Total increase (decrease) in net assets	(157,561,323)	(112,988,304)

Net Assets
Beginning of period	1,134,505,415	1,247,493,719
End of period (including undistributed net investment income of $677,868 and undistributed net investment income of $53,599, respectively)	$ 976,944,092	$ 1,134,505,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Income from Investment Operations
Net investment income (loss) C	.070	.070	.090	.134	.189
Net realized and unrealized gain (loss)	.052	(.046)	.058	.062	.273
Total from investment operations	.122	.024	.148	.196	.462
Distributions from net investment income	(.062)	(.064)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.36	$ 9.30	$ 9.34	$ 9.29	$ 9.23
Total ReturnA, B	1.32%	.25%	1.61%	2.14%	5.21%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70%	.70%	.69%	.70%	.71%
Net investment income (loss)	.74%	.75%	.97%	1.44%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190,596	$ 205,581	$ 212,725	$ 250,546	$ 254,410
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) C	.069	.069	.089	.134	.189
Net realized and unrealized gain (loss)	.053	(.036)	.059	.052	.273
Total from investment operations	.122	.033	.148	.186	.462
Distributions from net investment income	(.062)	(.063)	(.098)	(.136)	(.192)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnA, B	1.31%	.36%	1.60%	2.03%	5.20%
Ratios to Average Net Assets D, F
Expenses before reductions	.71%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.71%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.71%	.70%	.70%	.70%	.71%
Net investment income (loss)	.74%	.74%	.96%	1.44%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 103,447	$ 127,404	$ 140,285	$ 163,217	$ 189,230
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) C	(.007)	(.006)	.015	.059	.115
Net realized and unrealized gain (loss)	.058	(.042)	.059	.062	.273
Total from investment operations	.051	(.048)	.074	.121	.388
Distributions from net investment income	(.001)	(.002)	(.024)	(.061)	(.118)
Net asset value, end of period	$ 9.35	$ 9.30	$ 9.35	$ 9.30	$ 9.24
Total ReturnA, B	.55%	(.51)%	.79%	1.31%	4.35%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of fee waivers, if any	1.52%	1.51%	1.50%	1.52%	1.52%
Expenses net of all reductions	1.52%	1.51%	1.50%	1.52%	1.52%
Net investment income (loss)	(.07)%	(.06)%	.16%	.63%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,459	$ 5,824	$ 7,991	$ 9,337	$ 12,587
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) C	(.009)	(.009)	.012	.056	.113
Net realized and unrealized gain (loss)	.060	(.050)	.058	.062	.273
Total from investment operations	.051	(.059)	.070	.118	.386
Distributions from net investment income	(.001)	(.001)	(.020)	(.058)	(.116)
Net asset value, end of period	$ 9.34	$ 9.29	$ 9.35	$ 9.30	$ 9.24
Total ReturnA, B	.55%	(.63)%	.76%	1.29%	4.33%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	(.10)%	(.10)%	.13%	.61%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 98,517	$ 99,283	$ 114,564	$ 132,589	$ 131,947
Portfolio turnover rateE	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Income from Investment Operations
Net investment income (loss) B	.087	.087	.106	.150	.205
Net realized and unrealized gain (loss)	.053	(.036)	.058	.052	.273
Total from investment operations	.140	.051	.164	.202	.478
Distributions from net investment income	(.080)	(.081)	(.114)	(.152)	(.208)
Net asset value, end of period	$ 9.37	$ 9.31	$ 9.34	$ 9.29	$ 9.24
Total ReturnA	1.51%	.54%	1.78%	2.21%	5.38%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.52%	.52%	.53%	.53%
Expenses net of fee waivers, if any	.51%	.52%	.52%	.53%	.53%
Expenses net of all reductions	.51%	.52%	.52%	.53%	.53%
Net investment income (loss)	.93%	.93%	1.14%	1.62%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 581,926	$ 696,413	$ 771,929	$ 719,891	$ 647,129
Portfolio turnover rateD	61%	61%	75%	204%	217%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2014

1. Organization.

Fidelity Advisor® Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations

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3. Significant Accounting Policies - continued

Investment Valuation - continued

(clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2014, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,442,452
Gross unrealized depreciation	(4,812,113)
Net unrealized appreciation (depreciation) on securities	$ 4,630,339

Tax Cost	$ 970,489,728

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 15,319
Capital loss carryforward	$ (37,731,813)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,599,261

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (21,177,896)
2018	(16,553,917)
Total capital loss carryforward	$ (37,731,813)

The tax character of distributions paid was as follows:

	August 31, 2014	August 31, 2013
Ordinary Income	$ 7,510,420	$ 8,004,871

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps(a)	$ 3,188	$ 15,198

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain

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Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $274,350,537 and $359,046,192, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 310,406	$ 42,229
Class T	-%	.15%	172,076	1,945
Class B	.65%	.25%	37,541	27,139
Class C	.75%	.25%	1,001,085	104,747
			$ 1,521,108	$ 176,060

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,093
Class T	6,579
Class B*	12,786
Class C*	11,316
$ 51,774

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 359,847.17
Class T	203,387.18
Class B	9,972.24
Class C	165,813.17
Institutional Class	850,072.13
	$ 1,589,091

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity

Annual Report

7. Committed Line of Credit - continued

purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,862 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $5,223.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2014	2013
From net investment income
Class A	$ 1,376,010	$ 1,410,291
Class T	756,949	893,136
Class B	384	1,897
Class C	8,783	9,658
Institutional Class	5,368,294	5,689,889
Total	$ 7,510,420	$ 8,004,871

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2014	2013	2014	2013
Class A
Shares sold	9,406,380	11,496,613	$ 87,912,267	$ 107,294,279
Reinvestment of distributions	126,670	126,069	1,185,028	1,177,755
Shares redeemed	(11,280,180)	(12,302,175)	(105,454,283)	(114,887,195)
Net increase (decrease)	(1,747,130)	(679,493)	$ (16,356,988)	$ (6,415,161)
Class T
Shares sold	1,648,073	3,332,565	$ 15,418,492	$ 31,097,191
Reinvestment of distributions	73,952	86,213	692,256	805,937
Shares redeemed	(4,369,850)	(4,744,465)	(40,879,426)	(44,345,628)
Net increase (decrease)	(2,647,825)	(1,325,687)	$ (24,768,678)	$ (12,442,500)
Class B
Shares sold	43,807	214,700	$ 409,307	$ 2,003,114
Reinvestment of distributions	36	177	335	1,658
Shares redeemed	(406,962)	(443,261)	(3,802,323)	(4,146,267)
Net increase (decrease)	(363,119)	(228,384)	$ (3,392,681)	$ (2,141,495)
Class C
Shares sold	3,524,186	3,663,030	$ 32,872,428	$ 34,202,978
Reinvestment of distributions	803	814	7,513	7,624
Shares redeemed	(3,657,996)	(5,239,044)	(34,142,215)	(48,973,947)
Net increase (decrease)	(133,007)	(1,575,200)	$ (1,262,274)	$ (14,763,345)
Institutional Class
Shares sold	16,554,728	25,354,904	$ 154,909,010	$ 237,039,059
Reinvestment of distributions	543,999	582,791	5,092,033	5,447,207
Shares redeemed	(29,814,424)	(33,730,632)	(278,901,848)	(315,175,980)
Net increase (decrease)	(12,715,697)	(7,792,937)	$ (118,900,805)	$ (72,689,714)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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12. Other - continued

Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 28% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 15, 2014

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 233 funds. Mr. Curvey oversees 406 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be an "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Member of the Advisory Board

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as ChiefAdministrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker also serves as Compliance Officer of Fidelity Investments Money Management, Inc. (2014-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

A total of 10.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,701,201 of distributions paid during the period January 1, 2014 to August 31, 2014 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-UANN-1014
1.784770.111

Item 2. Code of Ethics

As of the end of the period, August 31, 2014, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Limited Term Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$92,000	$-	$7,600	$1,800
Fidelity Advisor Mortgage Securities Fund	$106,000	$-	$5,300	$1,900

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Limited Term Bond Fund	$95,000	$-	$4,600	$1,700
Fidelity Advisor Mortgage Securities Fund	$106,000	$-	$4,600	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$165,000	$-	$5,800	$800

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$166,000	$-	$5,800	$700

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$4,935,000	$5,335,000
Tax Fees	$-	$-
All Other Fees	$20,000	$30,000

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2014A	August 31, 2013A
Audit-Related Fees	$150,000	$1,115,000
Tax Fees	$-	$-
All Other Fees	$740,000	$765,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2014 A	August 31, 2013 A
PwC	$6,080,000	$6,195,000
Deloitte Entities	$1,855,000	$1,980,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2014